As filed with the Securities and Exchange Commission on

File Nos. 333-22075 and 811-8061

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 38	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 39	☒
(Check appropriate box or boxes.)

Diamond Hill Funds

(Exact Name of Registrant as Specified in Charter)

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 226-5595

James F. Laird, Diamond Hill Funds

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215

(Name and Address of Agent for Service)

With copy to:

Michael V. Wible, Esq.

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 28, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE:

Prospectus  February 28, 2013

	Class A	Class C	Class I

Diamond Hill Small Cap Fund	DHSCX	DHSMX	DHSIX

Diamond Hill Small-Mid Cap Fund	DHMAX	DHMCX	DHMIX

Diamond Hill Large Cap Fund	DHLAX	DHLCX	DHLRX

Diamond Hill Select Fund	DHTAX	DHTCX	DHLTX

Diamond Hill Long-Short Fund	DIAMX	DHFCX	DHLSX

Diamond Hill Research Opportunities Fund	DHROX	DROCX	DROIX

Diamond Hill Financial Long-Short Fund	BANCX	BSGCX	DHFSX

Diamond Hill Strategic Income Fund	DSIAX	DSICX	DHSTX

As with all mutual fund shares and prospectuses, the Securities and Exchange Commission has not approved or disapproved these shares or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summaries

1	Diamond Hill Small Cap Fund

4	Diamond Hill Small-Mid Cap Fund

7	Diamond Hill Large Cap Fund

10	Diamond Hill Select Fund

13	Diamond Hill Long-Short Fund

16	Diamond Hill Research Opportunities Fund

19	Diamond Hill Financial Long-Short Fund

22	Diamond Hill Strategic Income Fund

Fund Details

25	Additional Information About Investment Strategies and Related Risks

25	Diamond Hill Strategic Income Fund

26	Investment Risks

28	Portfolio Holdings Disclosure

28	Management of the Funds

Your Account

31	Pricing Your Shares

31	How to Purchase Shares

34	How to Redeem Shares

36	How to Exchange Shares

36	Market Timing Policy

37	Distribution and Taxes

38	Householding

Financial Highlights

For more information, see back cover

Fund Summaries

Diamond Hill Small Cap Fund

Class	/ Ticker	A	DHSCX	C	DHSMX	I	DHSIX

Investment Objective

The investment objective of the Diamond Hill Small Cap Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Funds section on page 26 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management fees	0.80%	0.80%	0.80%
Distribution (12b-1) fees	0.25%	1.00%	None
Other expenses	0.26%	0.26%	0.26%
Total annual fund operating expenses	1.31%	2.06%	1.06%

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$627	$894	$1,182	$2,000
Class C	Sold	$309	$646	$1,108	$2,390
	Held	$209	$646	$1,108	$2,390
Class I	Sold or Held	$108	$337	$585	$1,294

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small market capitalizations that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments. Small cap companies are defined as companies with market capitalizations at the time of purchase below $2.5 billion or in the range of those market capitalizations of companies included in the Russell 2000 Index at the time of purchase. The capitalization range of the Russell 2000 Index is between $101 million and $2.608 billion as of May 31, 2012 The size of the companies included in the Russell 2000 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Prospectus	February 28, 2013	Diamond Hill Funds

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap Company Risk  Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk  To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Class A Annual Total Return years ended 12/31

Returns do not reflect sales charges and would be lower if they did.

Best Quarter:	2Q ‘03, +28.68%	Worst Quarter:	4Q ‘08, -22.15%

Average Annual Total Returns as of 12/31/12

The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.

	Inception Date of Class	One Year	Five Year	Ten Year
Class A Before Taxes	12/29/2000	7.24%	3.15%	10.18%
After Taxes on Distributions		6.59%	2.82%	9.76%
After Taxes on Distributions and Sale of Fund Shares		5.56%	2.66%	9.00%
Class C Before Taxes	2/20/01	11.04%	3.44%	9.93%
Class I Before Taxes	4/29/2005	13.17%	4.57%	11.05%
Russell 2000 Index		16.35%	3.56%	9.72%

Historical performance for Class I shares prior to their inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges.

The Russell 2000 Index is a market-capitalization weighted index measuring performance of the smallest 2,000 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Prospectus	February 28, 2013	Diamond Hill Funds

2

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

Thomas Schindler

Portfolio Manager

since 12/2000

Christopher Welch

Assistant Portfolio Manager

since 4/2007

Jason Downey

Assistant Portfolio Manager

since 2/2013

Buying and Selling Fund Shares

Minimum Initial Investment

$5,000

Minimum Additional Investment

$100

To Place Orders

Mail:

Diamond Hill Small Cap Fund

P.O. Box 183179

Columbus, OH 45218-3179

Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Prospectus	February 28, 2013	Diamond Hill Funds

3

Diamond Hill Small-Mid Cap Fund

Class	/ Ticker	A	DHMAX	C	DHMCX	I	DHMIX

Investment Objective

The investment objective of the Diamond Hill Small-Mid Cap Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Funds section on page 26 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management fees	0.75%	0.75%	0.75%
Distribution (12b-1) fees	0.25%	1.00%	None
Other expenses	0.26%	0.26%	0.26%
Total annual fund operating expenses	1.26%	2.01%	1.01%

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$622	$880	$1,157	$1,946
Class C	Sold	$304	$630	$1,083	$2,338
	Held	$204	$630	$1,083	$2,338
Class I	Sold or Held	$103	$322	$558	$1,236

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small and medium market capitalizations that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments. Small and mid cap companies are defined as companies with market capitalizations at the time of purchase between $500 million and $10 billion or in the range of those market capitalizations of companies included in the Russell 2500 Index at the time of purchase. The capitalization range of the Russell 2500 Index is between $101 million and $6.345 billion as of May 31, 2012. The size of the companies included in the Russell 2500 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Prospectus	February 28, 2013	Diamond Hill Funds

4

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk  To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Class I Annual Total Return years ended 12/31

Class I shares are not subject to a sales charge and returns would be lower if they were.

Best Quarter:	2Q ‘09, +30.36%	Worst Quarter:	4Q ‘08, -23.98%

Average Annual Total Returns as of 12/31/12

The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.

	Inception Date of Class	One Year	Five Year	Since Inception
Class I Before Taxes	12/30/05	15.74%	6.40%	5.92%
After Taxes on Distributions		15.18%	6.12%	5.57%
After Taxes on Distributions and Sale of Fund Shares		10.91%	5.47%	5.03%
Class C Before Taxes	12/30/05	13.57%	5.27%	4.79%
Class A Before Taxes	12/30/05	9.63%	4.96%	4.77%
Russell 2500 Index		17.88%	4.34%	5.52%

The Russell 2500 Index is a market-capitalization weighted index measuring performance of the smallest 2,500 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Prospectus	February 28, 2013	Diamond Hill Funds

5

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

Christopher Welch

Portfolio Manager

since 12/2005

Thomas Schindler

Assistant Portfolio Manager

since 4/2007

Christopher Bingaman

Assistant Portfolio Manager

since 4/2007

Buying and Selling Fund Shares

Minimum Initial Investment

$2,500

Minimum Additional Investment

$100

To Place Orders

Mail:

Diamond Hill Small-Mid Cap Fund

P.O. Box 183179

Columbus, OH 45218-3179

Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Prospectus	February 28, 2013	Diamond Hill Funds

6

Diamond Hill Large Cap Fund

Class	/ Ticker	A	DHLAX	C	DHLCX	I	DHLRX

Investment Objective

The investment objective of the Diamond Hill Large Cap Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Funds section on page 26 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management fees	0.55%	0.55%	0.55%
Distribution (12b-1) fees	0.25%	1.00%	None
Other expenses	0.26%	0.26%	0.26%
Total annual fund operating expenses	1.06%	1.81%	0.81%

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$603	$820	$1,056	$1,729
Class C	Sold	$284	$569	$980	$2,127
	Held	$184	$569	$980	$2,127
Class I	Sold or Held	$83	$259	$450	$1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with large market capitalizations that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments. Large cap companies are defined as companies with market capitalizations at the time of purchase of $5 billion or greater, or in the range of those market capitalizations of companies included in the Russell 1000 Index at the time of purchase. The capitalization range of the Russell 1000 Index is between $1.354 billion and $540.213 billion as of May 31, 2012. The size of the companies included in the Russell 1000 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Prospectus	February 28, 2013	Diamond Hill Funds

7

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Securities Lending Risk  To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Class I Annual Total Return years ended 12/31

Class I shares are not subject to a sales charge and returns would be lower if they were.

Best Quarter:	2Q ‘09, +17.95%	Worst Quarter:	4Q ‘08, -21.48%

Average Annual Total Returns as of 12/31/12

The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.

	Inception Date of Class	One Year	Five Year	Ten Year
Class I Before Taxes	1/31/05	12.62%	1.86%	9.59%
After Taxes on Distributions		12.33%	1.64%	9.26%
After Taxes on Distributions and Sale of Fund Shares		8.59%	1.55%	8.46%
Class C Before Taxes	9/25/01	10.49%	0.75%	8.47%
Class A Before Taxes	6/29/01	6.66%	0.48%	8.73%
Russell 1000 Index		16.42%	1.92%	7.52%

Historical performance for Class I shares prior to their inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges.

Russell 1000 is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest U.S. companies, based on total market capitalization basis.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

Charles Bath

Portfolio Manager

since 10/2002

Christopher Welch

Assistant Portfolio Manager

since 7/2009

William Dierker

Assistant Portfolio Manager

since 4/2007

Buying and Selling Fund Shares

Minimum Initial Investment

$2,500

Minimum Additional Investment

$100

To Place Orders

Mail:

Diamond Hill Large Cap Fund

P.O. Box 183179

Columbus, OH 43218-3179

Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Prospectus	February 28, 2013	Diamond Hill Funds

8

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Prospectus	February 28, 2013	Diamond Hill Funds

9

Diamond Hill Select Fund

Class	/ Ticker	A	DHTAX	C	DHTCX	I	DHLTX

Investment Objective

The investment objective of the Diamond Hill Select Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Funds section on page 26 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management fees	0.70%	0.70%	0.70%
Distribution (12b-1) fees	0.25%	1.00%	None
Other expenses	0.26%	0.26%	0.26%
Total annual fund operating expenses	1.21%	1.96%	0.96%

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$617	$865	$1,132	$1,893
Class C	Sold	$299	$615	$1,057	$2,285
	Held	$199	$615	$1,057	$2,285
Class I	Sold or Held	$98	$306	$531	$1,178

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests its assets in 30 to 40 select U.S. equity securities of any size capitalization that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit

Prospectus	February 28, 2013	Diamond Hill Funds

10

Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk  To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Class I Annual Total Return years ended 12/31

Class I shares are not subject to a sales charge and returns would be lower if they were.

Best Quarter:	2Q ‘09, +20.03%	Worst Quarter:	4Q ‘08, -20.99%

Average Annual Total Returns as of 12/31/12

The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.

	Inception Date of Class	One Year	Five Year	Since Inception
Class I Before Taxes	12/30/05	11.54%	1.70%	4.00%
After Taxes on Distributions		10.97%	1.39%	3.24%
After Taxes on Distributions and Sale of Fund Shares		8.24%	1.39%	3.14%
Class C Before Taxes	12/30/05	9.44%	0.60%	2.90%
Class A Before Taxes	12/30/05	5.71%	0.33%	2.89%
Russell 3000 Index		16.42%	2.04%	4.34%

The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

William Dierker

Portfolio Manager

since 9/2006

Austin Hawley

Portfolio Manager

since 1/2013

Richard Snowdon

Portfolio Manager

since 1/2013

Prospectus	February 28, 2013	Diamond Hill Funds

11

Buying and Selling Fund Shares

Minimum Initial Investment

$2,500

Minimum Additional Investment

$100

To Place Orders

Mail:

Diamond Hill Select Fund

P.O. Box 183179

Columbus, OH 43218-3179

Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Prospectus	February 28, 2013	Diamond Hill Funds

12

Diamond Hill Long-Short Fund

Class	/ Ticker	A	DIAMX	C	DHFCX	I	DHLSX

Investment Objective

The investment objective of the Diamond Hill Long-Short Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Funds section on page 26 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management fees	0.90%	0.90%	0.90%
Distribution (12b-1) fees	0.25%	1.00%	None
Other expenses
Administration, accounting and custody fees	0.26%	0.26%	0.26%
Dividend expenses on short sales	0.34%	0.34%	0.34%
Total other expenses*	0.60%	0.60%	0.60%
Total annual fund operating expenses	1.75%	2.50%	1.50%

*	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$669	$1,024	$1,401	$2,459
Class C	Sold	$353	$779	$1,331	$2,836
	Held	$253	$779	$1,331	$2,836
Class I	Sold or Held	$153	$474	$818	$1,791

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests its assets in U.S. equity securities of any size capitalization that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued and selling short equity securities of any size capitalization the Adviser believes are overvalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock

Prospectus	February 28, 2013	Diamond Hill Funds

13

selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund’s net assets.

Once a stock is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale) or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall equity market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid-cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Short Sale Risk  The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Securities Lending Risk  To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to domestic stock market movements, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Class I Annual Total Return years ended 12/31

Class I shares are not subject to a sales charge and returns would be lower if they were.

Best Quarter:	2Q ‘03, +19.44%	Worst Quarter:	4Q ‘08, -15.49%

Average Annual Total Returns as of 12/31/12

The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from

Prospectus	February 28, 2013	Diamond Hill Funds

14

those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.

	Inception Date of Class	One Year	Five Year	Ten Year
Class I Before Taxes	1/31/05	8.77%	0.39%	8.06%
After Taxes on Distributions		8.71%	0.30%	7.73%
After Taxes on Distributions and Sale of Fund Shares		5.77%	0.30%	7.00%
Class C Before Taxes	2/13/01	6.70%	-0.70%	6.94%
Class A Before Taxes	6/30/00	3.04%	-0.96%	7.20%
Russell 1000 Index		16.42%	1.92%	7.52%
50% Russell 100 Index/50% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index		8.11%	1.66%	4.87%

Historical performance for Class I shares prior to their inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges.

The Fund’s primary benchmark, the Russell 1000, is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the largest 1,000 U.S. companies, based on total market capitalization basis.

The Fund’s secondary benchmark is a blended index representing a 50% weighting of the Russell 1000 index as described above, and a 50% weighting of the BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

R.H. (Ric) Dillon

Portfolio Manager

since 6/2000

Christopher Bingaman

Portfolio Manager

since 4/2007

Charles Bath

Portfolio Manager

since 10/2002

Buying and Selling Fund Shares

Minimum Initial Investment

$2,500

Minimum Additional Investment

$100

To Place Orders

Mail:

Diamond Hill Long-Short Fund

P.O. Box 183179

Columbus, OH 43218-3179

Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Prospectus	February 28, 2013	Diamond Hill Funds

15

Diamond Hill Research Opportunities Fund

Class	/ Ticker	A	DHROX	C	DROCX	I	DROIX

Investment Objective

The investment objective of the Diamond Hill Research Opportunities Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Fund section on page 26 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.25%	1.00%	None
Other expenses
Administration, accounting and custody fees	0.26%	0.26%	0.26%
Dividend expenses on short sales	0.10%	0.10%	0.10%
Total other expenses	0.36%	0.36%	0.36%
Total annual fund operating expenses	1.61%	2.36%	1.36%

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$656	$983	$1,332	$2,315
Class C	Sold	$339	$736	$1,260	$2,696
	Held	$239	$736	$1,260	$2,696
Class I	Sold or Held	$138	$431	$745	$1,635

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that the Adviser believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments. The fund invests primarily in common and preferred stocks.

The fund is managed by a team of research analysts of Diamond Hill Capital Management, Inc. (the “Adviser”), each of whom is a Co-manager of the fund. Research analysts are organized into sector teams. Within the sector teams, each analyst is assigned assets and is responsible for an industry-specific portion of the portfolio (the “Sleeve”). Each Co-manager is directly responsible for selecting securities and determining security weights within their respective sleeves.

In evaluating U.S. equity securities, the Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors.

Prospectus	February 28, 2013	Diamond Hill Funds

16

The fund may sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Short Sale Risk  The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid-cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk  To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, many of the fund’s Portfolio Managers have no experience managing a mutual fund.

Credit Risk  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality may also affect liquidity and make it difficult for the fund to sell the security.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. Prior to calendar year 2012, the bar chart and table reflect the past performance of Diamond Hill Research Partners, L.P. (the “Research Partnership”), a private fund managed with full investment authority by the fund’s Adviser, and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year over the periods indicated and by showing how the fund’s average annual total returns for the periods indicated compared to a relevant market index. The fund is managed in all material respects in a manner equivalent to the management of the predecessor unregistered fund. The fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the predecessor, and the fund was created for reasons entirely unrelated to the establishment of a performance record. The assets of the Research Partnership were converted into assets of the fund prior to commencement of operations of the fund. The performance of the Research Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the fund for its initial years of investment operations. The Research Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Research Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance of the fund prior to calendar year 2012 is measured from March 31, 2009, the inception of the Research Partnership, and is not the performance of the fund. The fund’s and the Research Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Prospectus	February 28, 2013	Diamond Hill Funds

17

Class I Annual Total Return years ended 12/31

Class I shares are not subject to a sales charge and returns would be lower if they were.

Best Quarter:	1Q ‘12, +13.37%	Worst Quarter:	3Q ‘11 -10.91%

Average Annual Total Returns as of 12/31/12

The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are not provided prior to one year because the Research Partnership’s tax treatment was different than that of a registered investment company.

	One Year	Since Inception 3/31/09
Class I Before Taxes	12.03%	16.90%
After Taxes on Distributions	11.82%	N/A
After Taxes on Distributions and Sale of Fund Shares	8.10%	N/A
Class C Before Taxes	9.91%	15.72%
Class A Before Taxes	6.16%	14.99%
Russell 3000 Index	16.42%	19.96%

The Russell 3000 Index is a market-capitalization weighted index measuring performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

The fund is Co-managed by a team of research analysts.

Portfolio Manager	Primary Title with Investment Adviser	Managed Fund Since
Kapish Bhutani, CFA	Research Analyst	03/2009
Jason Downey, CFA	Research Analyst	03/2009
Brian Fontanella, CFA	Research Analyst	11/2010
Igor Golalic, CFA	Research Analyst	03/2009
Austin Hawley, CFA	Research Analyst	03/2009
Jeannette Hubbard, CFA	Research Analyst	03/2009
Bhavik Kothari, CFA	Research Analyst	03/2009
John Loesch, CFA	Research Analyst	03/2009
Aaron Monroe, CFA	Research Analyst	12/2009
Nathan Palmer, CFA, CPA	Research Analyst	09/2011
Suken Patel, CFA	Research Analyst	03/2009
Kyle Schneider, CFA[1]	Research Analyst	03/2013
Tod Schneider, CFA, CPA	Research Analyst	11/2010
Richard Snowdon, CFA	Research Analyst	03/2009
Brad Stauffer, CFA	Research Analyst	03/2009

[1]	Effective March 28, 2013

Buying and Selling Fund Shares

Minimum Initial Investment

$2,500

Minimum Additional Investment

$100

To Place Orders

Mail:

Diamond Hill Research Opportunities Fund

P.O. Box 183179

Columbus, OH 43218-3179

Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Prospectus	February 28, 2013	Diamond Hill Funds

18

Diamond Hill Financial Long-Short Fund

Class	/ Ticker	A	BANCX	C	BSGCX	I	DHFSX

Investment Objective

The investment objective of the Diamond Hill Financial Long-Short Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Funds section on page 26 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	5.00%	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.25%	1.00%	None
Other expenses
Administration, accounting and custody fees	0.26%	0.26%	0.26%
Dividend expenses on short sales	0.20%	0.20%	0.20%
Total other expenses	0.46%	0.46%	0.46%
Total annual fund operating expenses	1.71%	2.46%	1.46%

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$665	$1,012	$1,382	$2,418
Class C	Sold	$349	$767	$1,311	$2,796
	Held	$249	$767	$1,311	$2,796
Class I	Sold or Held	$149	$462	$797	$1,746

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities of banks, thrifts, specialty lending institutions, insurance companies, real estate investment trusts and other financial services companies that Diamond Hill Capital Management, Inc. (‘the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry

Prospectus	February 28, 2013	Diamond Hill Funds

19

weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund’s net assets.

Once a stock is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale) or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Sector Risk  Because the fund’s portfolio is concentrated in the financial services industry, it is subject to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire sector. This may cause the fund’s net asset value to fluctuate more than that of a fund that does not concentrate in a particular industry.

Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Short Sale Risk  The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Securities Lending Risk  To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to domestic stock market movements, capitalization, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Class A Annual Total Return years ended 12/31

Returns do not reflect sales charges and would be lower if they did.

Best Quarter:	2Q ‘09, +42.00%	Worst Quarter:	1Q ‘09, -29.25%

Average Annual Total Returns as of 12/31/12

The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent

Prospectus	February 28, 2013	Diamond Hill Funds

20

deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C shares.

	Inception Date of Class	One Year	Five Year	Ten Year
Class A Before Taxes	8/1/97	20.32%	-3.54%	2.94%
After Taxes on Distributions		20.23%	-3.77%	2.25%
After Taxes on Distributions and Sale of Fund Shares		13.33%	-3.05%	2.44%
Class C Before Taxes	6/3/99	24.60%	-3.31%	2.69%
Class I Before Taxes	12/31/06	26.94%	-2.21%	3.71%
S&P 1500 SuperComposite Financials Index		26.97%	-7.58%	0.25%

Historical performance for Class I shares prior to its inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges between classes.

After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.

The S&P 1500 SuperComposite Financials Index is a market capitalization-weighted index which is comprised of companies that represent the Financial Services Sector weighting within the S&P 1500 SuperComposite. The S&P 1500 SuperComposite is a broad-based market capitalization-weighted index of 1500 U.S. companies that is comprised of the S&P 400, S&P 500 and S&P 600 Indexes.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

Christopher Bingaman

Portfolio Manager

since 7/2001

Austin Hawley

Assistant Portfolio Manager

since 12/2009

John Loesch

Assistant Portfolio Manager

since 12/2009

Buying and Selling Fund Shares

Minimum Initial Investment

$2,500

Minimum Additional Investment

$100

To Place Orders

Mail:

Diamond Hill Financial Long-Short Fund

P.O. Box 183179

Columbus, OH 43218-3179

Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Prospectus	February 28, 2013	Diamond Hill Funds

21

Diamond Hill Strategic Income Fund

Class	/ Ticker	A	DSIAX	C	DSICX	I	DHSTX

Investment Objective

The investment objective of the Diamond Hill Strategic Income Fund is high current income, preservation of capital and total return over a five-year time horizon.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Funds section on page 26 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	3.50%	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management fees	0.50%	0.50%	0.50%
Distribution (12b-1) fees	0.25%	1.00%	None
Other expenses	0.26%	0.26%	0.26%
Total annual fund operating expenses	1.01%	1.76%	0.76%

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$449	$660	$888	$1,543
Class C	Sold	$279	$554	$954	$2,073
	Held	$179	$554	$954	$2,073
Class I	Sold or Held	$78	$243	$422	$942

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategy

The fund normally invests at least 80% of its net assets in corporate fixed income securities including investment grade and non-investment grade fixed income securities. Under normal circumstances, the fund will maintain a dollar-weighted effective duration of less than five years, although it may invest in individual fixed income securities with effective durations in excess of five years.

In addition to corporate bonds, the fund may invest in other debt securities such as trust preferred securities, convertible securities, preferred stock, equity securities, U.S. Government and Agency securities, and mortgage or asset-backed securities. The fund will not typically invest more than 10% of its assets in securities rated at or below Caa1 by Moody’s, CCC+ by Standard & Poor’s or CCC by Fitch at time of purchase.

In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and capital appreciation in relation to the risk borne.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Fixed Income Risk  The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases.

Prospectus	February 28, 2013	Diamond Hill Funds

22

Inflation Risk  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.

Credit Risk  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

High Yield Risk  The fund may purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Securities Lending Risk  To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Class I Annual Total Return years ended 12/31

Class I shares are not subject to a sales charge and returns would be lower if they were.

Best Quarter:	2Q ‘09, +16.63%	Worst Quarter:	3Q ‘08, -12.21%

Average Annual Total Returns as of 12/31/12

The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.

	Inception Date of Class	One Year	Five Year	Ten Year
Class I Before Taxes	01/31/05	9.83%	8.38%	7.76%
After Taxes on Distributions		7.62%	6.02%	5.45%
After Taxes on Distributions and Sale of Fund Shares		6.34%	5.78%	5.34%
Class C Before Taxes	9/30/02	7.76%	7.22%	6.66%
Class A Before Taxes	9/30/02	5.73%	7.25%	7.07%
BofA Merrill Lynch U.S. Corporate and High Yield Index		11.37%	8.14%	7.19%
Consumer Price Index – All Urban Consumers from the Bureau of Labor Statistics plus 3%		4.74%	4.80%	5.41%
BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index		4.43%	6.03%	5.26%

Historical performance for Class I shares prior to its inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges.

Effective January 1, 2013, the Fund’s primary benchmark changed from the BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index to the BofA Merrill Lynch U.S. Corporate and High Yield Index as it is more representative of the Fund’s current holdings.

The BofA Merrill Lynch U.S. Corporate and High Yield Index tracks the performance of U.S. dollar denominated investment grade and below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must be rated by either Moody’s, S&P or Fitch and must have an investment grade rated country of risk, at least one year remaining term to final maturity, a fixed coupon schedule and a minimum outstanding of $250 million for investment grade securities and $100 million for below investment grade securities. Index constituents are capitalization weighted by outstanding issue.

The Fund’s secondary benchmark is the Consumer Price Index – All Urban Consumers from the Bureau of Labor Statistics (CPI) plus a 3 percent risk premium to correspond with the Fund’s long-term goals of achieving returns above the rate of inflation. The CPI is an economic metric that measures prices for a basket of goods and services sold to urban consumers. The index is considered a more accurate record of prices due to higher population density within the sales area.

The BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index includes a mixture of government bonds, corporate bonds and mortgage pass through securities of investment grade quality, having a maturity greater than or equal to one year.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

William Zox

Portfolio Manager

since 4/2006

Austin Hawley

Assistant Portfolio Manager

since 9/2010

Suken Patel

Assistant Portfolio Manager

since 2/2013

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23

Buying and Selling Fund Shares

Minimum Initial Investment

$2,500

Minimum Additional Investment

$100

To Place Orders

Mail:

Diamond Hill Strategic Income Fund

P.O. Box 183179

Columbus, OH 43218-3179

Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Fund Details

Additional Information About Investment Strategies and Related Risks

Diamond Hill Small Cap Fund

The fund, under normal market conditions, invests at least 80% of its net assets in common stocks of U.S. companies with small market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

Diamond Hill Small-Mid Cap Fund

The fund, under normal market conditions, invests at least 80% of its net assets in common stocks of U.S. companies with small and medium market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

Diamond Hill Large Cap Fund

The fund, under normal market conditions, invests at least 80% of its net assets in common stocks of U.S. companies with large market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

Diamond Hill Select Fund

The fund, under normal market conditions, invests its assets in 30 to 40 select common stocks of U.S. companies of any size capitalization that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

Diamond Hill Long-Short Fund

The fund, under normal market conditions, invests its assets in U.S. equity securities of any size capitalization that the Adviser believes are undervalued and selling short equity securities of any size capitalization the Adviser believes are overvalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

Diamond Hill Research Opportunities Fund

The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that the Adviser believes to be undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

Diamond Hill Financial Long-Short Fund

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities of banks, thrifts, specialty lending institutions, insurance companies, real estate investment trusts and other financial services companies that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

Diamond Hill Strategic Income Fund

Investment Strategy

The Adviser actively manages the Diamond Hill Strategic Income fund’s portfolio, seeking to limit fluctuation in the fund’s share price due to changes in market interest rates, while selecting investments that should offer current income based upon the Adviser’s credit analysis. The fund attempts to provide current income by selecting market sectors that offer risk/reward advantages based on structural risks and credit trends. Individual securities that are purchased by the fund are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the investments.

The fund invests primarily in income producing securities. The Adviser attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and debt securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk.

Principal Securities in Which the Fund Invests

The Adviser intends to achieve the fund’s objectives by investing in income producing securities. These securities include investment-grade and non-investment grade corporate debt securities, including notes, loans, bonds, debentures and commercial paper. The credit risks of corporate debt securities vary widely based on the strength of the issuer and the priority of repayment. For example, higher ranking (senior) debt securities have a higher repayment priority than lower ranking (subordinated) debt securities. The fund also will invest in convertible corporate bonds, U.S. Treasury and Agency securities, mortgage and asset-backed securities and inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The fund may invest in preferred stocks, including trust preferred and convertible preferred stocks. Preferred stocks are equity securities with rights superior to those of common stocks and convertible preferred stock is preferred stock of an issuer that may be convertible within a specified time period into a certain number of shares of common stock of the same or a different issuer.

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25

Investment Risks

The main risks associated with investing in the funds are described below and in the Fund Summaries at the front of this prospectus.

General Risks  All mutual funds carry a certain amount of risk. You may lose money on your investment in the funds. The funds are subject to management risk because they are actively managed funds. The funds may not achieve their objective if the Adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the funds or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the funds invest) may decline over short or extended periods of time. When the value of a fund’s securities goes down, your investment in the fund decreases in value.

Sector Risk  Because the fund’s portfolio is concentrated in the financial services sector, it is subject to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire sector. This may cause the fund’s net asset value to fluctuate more than that of a fund that does not concentrate in a particular industry. For example:

•

Extensive governmental regulation may limit both the amounts and types of loans and other financial commitments banks and other lending institutions can make, and the interest rates and fees they can charge.

•	Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change.

•

Credit losses resulting from financial difficulties of borrowers can negatively affect the banking industry, while underwriting losses (including catastrophic losses) can adversely influence the insurance industry.

Smaller Cap Company Risk  Investments in smaller companies involve greater risks than investments in larger, more established companies. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less-than-certain growth prospects of small and medium capitalization companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In addition, less frequent trading, with smaller volume than larger capitalization companies, may make it difficult for the fund to buy and sell shares of smaller companies. Also, the market price for smaller and medium capitalization companies tends to rise more in response to demand and fall more in response to selling pressure than is the case with larger capitalization companies. Further, smaller companies may lack depth of management, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.

Short Sale Risk  The Diamond Hill Long-Short Fund, the Diamond Hill Research Opportunities Fund, the Diamond Hill Financial Long-Short Fund and the Diamond Hill Strategic Income Fund may engage in short sales. When the Adviser believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the fund may make a profit and, conversely, if the security increases in value, the fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the fund will be able to close out the short position at any particular time or at an acceptable price. Although the fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short.

At any time that the fund has an open short sale position, the fund is required to segregate with its custodian (and to maintain such amount until the fund replaces the borrowed security) an amount of cash or U.S. Government securities or other liquid securities equal to the difference between (i) the current market value of the securities sold short and (ii) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, the fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. However, depending on arrangements made with the broker or custodian, the fund may not receive any payments (including interest) on the deposits made with the broker or custodian. These deposits do not have the effect of limiting the amount of money the fund may lose on a short sale – the fund’s possible losses may exceed the total amount of deposits. A fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the Long Short Fund’s net assets, 40% of the value of the Financial Long-Short Fund’s net assets, or 20% of the value of the Strategic Income Fund’s net assets.

The amount of any gain will be decreased and the amount of any loss increased by any premium or interest the fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of the fund’s investment in the security. For example, if the fund purchases a $10 security, the most that can be lost is $10. However, if the fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, thereby incurring a loss of $40.

As the Adviser adjusts the composition of the portfolio to deal with the risk discussed above, the fund may have a high portfolio turnover rate. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a fund’s performance. In addition, because of the asset segregation requirement, the fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemptions of fund shares.

Securities Lending Risk  To generate additional income, the funds may lend their portfolio securities to financial institutions under guidelines adopted by the Board of Trustees, including a requirement that

Prospectus	February 28, 2013	Diamond Hill Funds

26

the fund receive cash collateral from the borrower equal to no less than 100% of the market value of the securities loaned. The fund may invest this cash collateral in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Illiquid Securities Risk  No fund will knowingly invest more than 15% of the value of its net assets in securities that are illiquid. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the fund. The price a fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. In addition, there may be no market or a limited market in which to sell illiquid securities.

Convertible Securities Risk  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Investment Company Risk  If a fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the fund invests in addition to the fund’s direct fees and expenses. The fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

ETF Risk  The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of a fund’s expenses and similar expenses of the underlying investment company when the fund invests in shares of another investment company.

High Portfolio Turnover Risk  A fund may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs, which may adversely affect the funds performance and may produce increased taxable distributions.

Redemption Risk  The Funds could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Temporary Defensive Position Risk  To respond to unusual circumstances, a fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the portfolio from meeting its investment objective.

Additional Investment Risks Particular to the Diamond Hill Strategic Income Fund

Fixed Income Risk  The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Inflation-Indexed Bonds  Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

High Yield Securities Risk  The Strategic Income Fund also may invest in non-investment grade bonds, also known as high yield securities or junk bonds. High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market for high yield securities is generally less active than the market for higher quality securities and the market price of these securities can change suddenly and unexpectedly.

Prepayment and Call Risk  The fund invests in mortgage-backed and asset-backed securities. The issuer of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the fund may have to reinvest in securities with a lower yield. The fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.”

Government Securities Risk  The fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given

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27

that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. However, on September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

Temporary Strategies

From time to time, each fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. During these times, the funds may invest up to 100% of their assets in cash and cash equivalents. For example, a fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. A fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. These investments may prevent a fund from achieving its investment objective. If a fund acquires securities of money market funds, the shareholders of the fund will be subject to duplicative management fees and other expenses.

Portfolio Holdings Disclosure

No later than 30 days after the end of each month, each fund will make available a complete uncertified schedule of its portfolio holdings as of the last day of that month. In addition to this monthly disclosure, each fund may also make publically available its portfolio holdings at other dates as may be determined from time to time. Not later than 60 days after the end of each quarter, each fund will make available a complete, certified schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the funds will post these schedules on the funds’ web site at www.diamond-hill.com.

Shareholders may request portfolio holdings schedules at no charge by calling 888-226-5595. A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio holdings is available in the Statement of Additional Information.

Management of the Funds

Diamond Hill Capital Management, Inc. (the “Adviser”), 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215, manages the day-to-day investment decisions of the funds and continuously reviews, supervises and administers each of the funds’ investment programs. The Adviser has been an investment adviser to individuals, pension and profit sharing plans, trusts, corporations and other institutions since June 2, 1988. As of December 31, 2012, the Adviser managed approximately $9.4 billion in assets.

Pursuant to the investment advisory contract between the Adviser and the funds, the Adviser, subject to the supervision of the Board of

Trustees and in conformity with the stated objective and policies of the funds, manages both the investment operations of the respective funds and the composition of such funds’ portfolios, including the purchase, retention and disposition of securities. In connection therewith, the Adviser is obligated to keep certain books and records of the funds. The Adviser also administers the corporate affairs of the funds, and in connection therewith, furnishes such funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the funds’ custodian, and the funds’ sub-administrator, sub-fund accountant and sub-transfer agent. The management services of the Adviser are not exclusive under the terms of the investment advisory contract and the Adviser is free to, and does, render management services to others.

The Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, Diamond Hill Financial Long-Short Fund, and Diamond Hill Strategic Income Fund are authorized to pay the Adviser an annual fee equal to 0.80%, 0.75%, 0.55%, 0.70%, 0.90%, 1.00%, 1.00%, and 0.50% respectively, of their average daily net assets.

Portfolio Managers

Fund	Portfolio Manager	Assistant Portfolio Manager(s)
Small Cap	Thomas Schindler	Christopher Welch Jason Downey
Small-Mid Cap	Christopher Welch	Thomas Schindler Christopher Bingaman
Large Cap	Charles Bath	Christopher Welch William Dierker
Select	William Dierker Austin Hawley Richard Snowdon
Long-Short	R.H. (Ric) Dillon Christopher Bingaman Charles Bath
Research Opportunities

Kapish Bhutani

Jason Downey

Brian Fontanella

Igor Golalic

Austin Hawley

Jeannette Hubbard

Bhavik Kothari

John Loesch

Aaron Monroe

Nathan Palmer

Suken Patel,

Kyle Schneider*

Tod Schneider

Richard Snowdon

Brad Stauffer

Financial Long-Short	Christopher Bingaman	Austin Hawley John Loesch
Strategic Income	William Zox	Austin Hawley Suken Patel

*	Effective March 28, 2013

The Portfolio Manager (PM) holds ultimate responsibility and accountability for the investment results of the portfolio and has full authority to make all investment decisions. The Assistant Portfolio Managers (APM) provides significant analytical support to the PM and serves as a backup to the PM with authority to make investment decisions when the PM is

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unavailable. The Diamond Hill Research Opportunities Fund is managed by a team of research analysts, each of whom holds ultimate responsibility and accountability for the investment results of their sleeve of the portfolio and has full authority to make all investment decisions.

Mr. Bath has a Bachelor of Science degree in Accounting from Miami University, a Master’s of Business Administration from The Ohio State University and holds the CFA designation. He has been the Managing Director – Equities for the Adviser since September 2002. From 1985 to September 2002, Mr. Bath was a senior portfolio manager for Gartmore Global Investments, a global investment firm affiliated with Nationwide Insurance, where he managed the Gartmore Total Return Fund. At the time of his departure from Gartmore, Mr. Bath was also managing three other funds; the four Gartmore funds he managed had combined total net assets of approximately $3.3 billion. Mr. Bath was first employed by Nationwide Insurance as an investment professional in 1982.

Mr. Bhutani has a Bachelor of Technology degree from Technological Institute of Textiles & Sciences (India), a Masters degree in Business Administration from the University of Maryland and holds the CFA designation. In addition, Mr. Bhutani received a Post Graduate Diploma in Business Management from the Institute of Management Technology (India). He has been an investment professional with the Adviser since October 2006. Mr. Bhutani currently serves as a Research Analyst for the Adviser, focusing on consumer staples. From 2003 to 2006, Mr. Bhutani was a Senior Investment Analyst with Ennis, Knupp & Associates. Prior to 2003, Mr. Bhutani attended graduate school and worked in sales and marketing with Hindustan Petroleum Corporation Limited (India).

Mr. Bingaman has a Bachelor of Arts degree in Finance (cum laude) from Hillsdale College, a Masters degree in Business Administration from the University of Notre Dame and holds the CFA designation. He has been an investment professional with the Adviser since March 2001. From 1998 to March 2001, Mr. Bingaman was a Senior Equity Analyst for Villanova Capital/Nationwide Insurance. In 1997, Mr. Bingaman was an Equity Analyst for Dillon Capital Management, an investment advisory firm.

Mr. Dierker has a B.S.B.A. in accounting from Xavier University and holds the CFA designation. He has been an investment professional with the Adviser since September 2006. From September 2004 to August 2006, Mr. Dierker was a Senior Portfolio Manager/Senior Vice President at Federated Investors. He was a Senior Portfolio Manager and Managing Director of the value equity team at Banc One Investment Advisers from April 2003 to September 2004. He served as an Investment Officer with Nationwide Insurance Enterprise from March 1998 through September 1999; as Vice President, Equity Securities with Nationwide from September 1999 to January 2002; and as Vice President/Portfolio Manager with Gartmore Global Investments, a subsidiary of Nationwide, from January 2002 to April 2003.

Mr. Dillon has a Masters degree in Business Administration from the University of Dayton, a B.S. degree and Master of Arts degree from The Ohio State University and holds the CFA designation. He has been President and Chief Investment Officer of the Adviser since May 2000. From 1997 to 2000, Mr. Dillon served as Vice President of Loomis Sayles & Co., an investment advisory firm. From 1993 to 1997, Mr. Dillon served as the President and Chief Investment Officer of Dillon Capital Management, an investment advisory firm.

Mr. Downey has a Bachelor of Arts degree in Economics and History from Ohio Wesleyan University (summa cum laude, with honors in Economics) and holds the CFA designation. He has been an investment professional with the Adviser since June 2002. Mr. Downey currently serves as a Research Analyst focusing on transportation and Sector Leader for the Adviser. From 2002 to 2006, Mr. Downey was an Analyst & Trader for the Adviser.

Mr. Fontanella has a Bachelor of Science degree in Finance from Miami University (cum laude) and holds the CFA designation. He has been an investment professional with the Adviser since January 2009. Mr. Fontanella currently serves as a Research Analyst for the Adviser focusing on health care. From 2007 to 2009, Mr. Fontanella was an Investment Analyst with J.P. Morgan Private Wealth Management. Prior to 2007, Mr. Fontanella was a student.

Mr. Golalic has a Bachelor of Arts degree in Business Administration and Philosophy from Lewis & Clark College, a Masters degree in Business Administration from The Ohio State University and holds the CFA designation. He has been an investment professional with the Adviser since July 2008. Mr. Golalic currently serves as a Research Analyst focusing on health care and Sector Leader for the Adviser. From 2003 to 2008, Mr. Golalic was a Portfolio Manager and Senior Equity Analyst with Federated Investors. From 1999 to 2003, Mr. Golalic was a Senior Equity Analyst with the State Teachers Retirement System of Ohio.

Mr. Hawley has a Bachelor of Arts degree in History (cum laude) from Dartmouth College, a Masters degree in Business Administration (with distinction) from Tuck School of Business at Dartmouth College and holds the CFA designation. He has been an investment professional with the Adviser since August 2008. Mr. Hawley currently serves as a Research Analyst focusing on insurance and Assistant Sector Leader for the Adviser. From July 1999 to July 2002, Mr. Hawley was an Investment Associate at Putnam Investments. He was an Equity Analyst at Putnam Investments from July 2004 to July 2008.

Ms. Hubbard has a Bachelor of Arts degree in English with an emphasis in Economics from the University of Colorado, a Masters in International Economic Development Policy from Stanford University and holds the CFA designation. She has been an investment professional with the Adviser since January 2007. Ms. Hubbard currently serves as a Research Analyst focusing on broadlines, apparel, luxury and consumer services and Co-Sector Leader for the Adviser. From 2003 to 2006, Ms. Hubbard was a member of the Global Securitization Strategy Group at ABN Amro/LaSalle Bank. From 2001 to 2003, Ms. Hubbard was a Senior Equity Research Analyst at Avondale Partners, LLC. From 2000-2001, Ms. Hubbard was a Vice President of Underwriting at The School Company, LLC. From 1996 to 2000, Ms. Hubbard was an Analyst and Assistant Treasurer at Prologis Trust.

Mr. Kothari has a Bachelor of Commerce degree from the University of Mumbai (Mumbai, India), a Masters degree in Business Administration from The Ohio State University and holds the CFA designation. In addition, Mr. Kothari received the Chartered Accountant designation from the Institute of Chartered Accountants of India (equivalent to CPA certification in the United States). He has been an investment professional with the Adviser since September 2004. Mr. Kothari currently serves as a Research Analyst focusing on media, leisure and internet and Co-Sector Leader for the Adviser. From 2004 to 2006, Mr. Kothari was an Analyst & Trader with Diamond Hill. Prior to 2004, Mr. Kothari attended graduate school and was an Associate Vice President with Kotak Mahindra Mutual Fund (Mumbai, India) and an Assistant Finance Manager with HDFC Bank Ltd. (Mumbai, India).

Mr. Loesch has Bachelor of Science in Public Affairs, Public Financial Management from Indiana University, a Masters degree in Business Administration (cum laude) from the University of Notre Dame and holds the CFA designation. He has been an investment professional with the Adviser since June 2007. Mr. Loesch currently serves as a Research Analyst for the Adviser focusing on financials. From July 2003

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to May 2006 Mr. Loesch was an Analyst at Nationwide Financial. He was a Financial Advisor at UBS Financial Services from June 2001 to July 2003.

Mr. Monroe has a Bachelor of Science degree in Finance, Accounting and Economics from The Ohio State University (cum laude) and holds the CFA designation. He has been an investment professional with the Adviser since June 2007. Mr. Monroe currently serves as a Research Analyst for the Adviser focusing on lodging, restaurants and housing. From 2007 to 2008, Mr. Monroe served as an Equity Trader with the Adviser. From 2006 to 2007, Mr. Monroe was a Consulting Group Analyst with Smith Barney. In 2005, Mr. Monroe was an Associate with Duff & Phelps.

Mr. Palmer has a Bachelor of Science degree in Accounting and Finance from The Ohio State University (summa cum laude, with honors) and a Masters of Accountancy from The Ohio State University (with distinction). He is a Certified Public Accountant and holds the CFA designation. He has been an investment professional with the Adviser since October 2009. Mr. Palmer currently serves as a Research Analyst for the Adviser focusing on software and computer services. From 2008 to 2009, Mr. Palmer was a Tax Consultant with Deloitte & Touche, LLP.

Mr. Patel has a Bachelor of Science degree in Finance from The Ohio State University and holds the CFA designation. He has been an investment professional with the Adviser since June 2006. Mr. Patel currently serves as a Research Analyst for the Adviser, focusing on energy. From 2005 to 2006, Mr. Patel served as an Equity Research Analyst with Victory Capital Management. From 2004 to 2005, Mr. Patel was a Merger & Acquisitions Analyst with KeyBanc Capital Markets.

Mr. Schindler has a Bachelor of Science degree in Finance from The Ohio State University (summa cum laude) and holds the CFA designation. He has been an investment professional with the Adviser since May 2000. From 1999 to 2000, Mr. Schindler served as a Portfolio Manager for Loomis Sayles & Co., an investment advisory firm. From 1997 to 1999, Mr. Schindler served as an investment analyst for Nationwide Insurance. From 1996 to 1997, Mr. Schindler served as an analyst for Dillon Capital Management, an investment advisory firm.

Mr. K. Schneider has a Bachelor of Science degree in Finance from The Ohio State University and holds the CFA designation. He has been an investment professional with the Adviser since 2011. Mr. Schneider currently serves as a Research Analyst for the Adviser focusing on health care. From 2007 to 2011, Mr. Schneider was a Financial Analyst and Supervisor for Citi Fund Services, Inc.

Mr. T. Schneider has a Bachelor of Science degree in Accounting from The Ohio State University (cum laude) and a Masters of Accountancy from The Ohio State University. He is a Certified Public Accountant and holds the CFA designation. He has been an investment professional with the Adviser since August 2008. Mr. Schneider currently serves as a Research Analyst for the Adviser focusing on specialty retail. From 2004 to 2008, Mr. Schneider was a Senior Associate in the Financial Services audit practice of PricewaterhouseCoopers.

Mr. Snowdon has a Bachelor of Arts degree in Economics and Organizational Behavior & Management from Brown University, a Masters degree in Business Administration (with distinction) from Northwestern University and holds the CFA designation. He has been an investment professional with the Adviser since August 2007. Mr. Snowdon currently serves as a Research Analyst focusing on semiconductors and data networking, Sector Leader and Director of Research for the Adviser. From 2003 to 2006, Mr. Snowdon served as a Board member and Consultant with Adams Rite Manufacturing. From 1997 to 2002, Mr. Snowdon was an Energy Trader/Vice President, Energy Trading for American Electric Power. From 1996 to 1997, Mr. Snowdon was a Junior Trader with Enron Corporation. From 1989 to 1994, Mr. Snowdon managed a chain of 40 independent World Oil gas stations.

Mr. Stauffer has a Bachelor of Science degree in Business Economics and Public Policy from Indiana University and holds the CFA designation. He has been an investment professional with the Adviser since January 2009. Mr. Stauffer currently serves as a Research Analyst for the Adviser focusing on industrials. From 2005 to 2009, Mr. Stauffer was a private investor. From 2000 to 2005, Mr. Stauffer was an Analyst and Assistant Portfolio Manager with Banc One Investment Advisors Corporation. From 1988 to 2000, Mr. Stauffer was an Analyst and Portfolio Manager with the State Teachers Retirement System of Ohio.

Mr. Welch has a Bachelor of Arts degree in Economics from Yale University and holds the CFA designation. He has been an investment professional with the Adviser since November 2005. From 2004 to November 2005, Mr. Welch was a Portfolio Manager for Fiduciary Trust Company International, an investment management firm. From 1995 to 2002, Mr. Welch served as Portfolio Manager and Senior Equity Analyst for Nationwide Insurance and its mutual fund unit, Gartmore Global Investments.

Mr. Zox has a Bachelor of Arts degree from Williams College, a Juris Doctor degree from the Moritz College of Law at The Ohio State University and a Masters of Law degree from the University of Florida College of Law in taxation and holds the CFA designation. He has been an investment professional with the Adviser since January 2001. From 1993 to 2000, he was a tax associate and then a tax partner with the law firm of Schottenstein, Zox & Dunn Co., L.P.A.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation structure, other managed accounts and ownership of securities in their managed fund(s). A discussion of the basis for the Board of Trustees’ approval of the funds’ advisory agreement is in the Trust’s Semi-Annual Report.

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Your Account

Pricing Your Shares

When you buy and sell shares of a fund, the price of the shares is based on the fund’s net asset value per share (NAV) next determined after the order is received. The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received by the fund or an authorized agent of the fund after the NYSE closes will be effective the following business day. A separate NAV is calculated for each share class of a fund. The NAV for a class is calculated by dividing the value of the fund’s total assets (including interest and dividends accrued but not yet received), allocable to such class, minus liabilities (including accrued expenses) allocable to such class, by the total number of that class’ shares outstanding. The market value of a fund’s investments is determined primarily on the basis of readily available market quotations. Short-term investments in fixed income securities with maturities of less than 61 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, unless it is determined that such practice does not approximate market value.

If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the fund’s Board of Trustees. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Foreign markets in which the a fund buys securities may be open on days the U.S. markets are closed, causing the fund’s NAV to change even though the fund is closed, In addition, securities trading on foreign markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the foreign market, bur prior to the close of the U.S. market. Fair valuation of the fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund’s NAV by short term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

If you purchase shares of any of the funds through a Processing Organization, as discussed below, it is the responsibility of the authorized agent to transmit properly completed purchase orders so that they will be received timely by the Trust. Any change in price due to the failure of the Trust to receive an order timely must be settled between the investor and the authorized agent placing the order.

How to Purchase Shares

The funds will generally not accept direct investments from foreign investors (e.g. foreign financial institutions, non-U.S. persons). However, the funds may accept such investments through financial intermediaries, and if it does, the fund, through the financial intermediary, is required to conduct due diligence on such foreign investors as required under Section 312 of the USA Patriot Act. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the funds. This prospectus does not address in detail the tax consequences affecting any shareholder who, as to the U.S., is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership.

Class A and Class C shares are available to the general public. Class I shares are available for purchase by institutional investors such as corporations, pension and profit sharing or defined contribution plans, non-profit organizations, charitable trusts, foundations and endowments.

Class A, C and I Shares may also be purchased through financial intermediaries that have entered into agreements with Diamond Hill Funds or its agents. Financial intermediaries may include financial advisors, investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(K) plan administrations or any other organization authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the fund, and certain financial intermediaries may charge their customers transaction or other fees. The fund or Adviser may pay service and/or distribution fees to these entities for services they provide to Class A, C and I shareholders.

Class I Shares may also be purchased by officers, trustees, and employees, and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of Diamond Hill Funds or Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.

The minimum initial investment amount is $2,500, except for shares of the Small Cap Fund, which is $5,000. The funds may waive the investment minimums for corporate participant directed retirement accounts (such as 401(k) accounts), some wrap fee accounts and in other circumstances as it may judge appropriate.

All investments and exchanges are subject to approval by the fund and the fund reserves the right to reject any purchase or exchange of shares at any time.

All Classes of the funds may not be available in every state.

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Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

Fund Supermarkets and Clearing Organizations

You may purchase shares of the funds through a fund supermarket or clearing organization, which is a broker-dealer, bank or other financial institution that purchases shares for its customers (Processing Organization). Some of the funds have authorized certain Processing Organizations to receive purchase and sale orders on their behalf. Before investing in the funds through a Processing Organization, you should read carefully any materials provided by the Processing Organization together with this prospectus.

When shares are purchased this way, there may be various differences. The Processing Organization may:

•	Charge a fee for its services.

•	Act as the shareholder of record of the shares.

•	Set different minimum initial and additional investment requirements.

•	Impose other charges and restrictions.

•	Designate intermediaries to accept purchase and sale orders on the fund’s behalf.

•	Impose an earlier cut-off time for purchase and redemption requests.

The Trust considers a purchase or sale order as received when an authorized Processing Organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the respective fund’s net asset value next computed after such order is received in proper form. It is the responsibility of the authorized agent to transmit properly completed purchase orders so that they will be received timely by the Trust.

Shares held through a Processing Organization may be transferred into your name following procedures established by your Processing Organization and the Trust. Certain Processing Organizations may receive compensation from the Trust, the Adviser or their affiliates.

Fund Direct Purchase

You may also make a direct initial investment by following these steps:

•

Complete and sign an investment application form which you can request by calling the fund at 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the funds are open for business.

•

Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the fund in which you are investing. We do not accept third party checks, travelers’ checks, cash, money orders, credit card convenience checks or “starter” checks.

•	Mail the application and check to:

(Fund Name)

Diamond Hill Funds

P.O. Box 183179

Columbus, OH 43218-3179

To purchase shares of a fund by wire, call the fund at 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the funds are open for business for instructions. A fund will accept wire orders only on a day on which the fund, the Custodian and the Transfer Agent are open for business. A wire purchase will be considered made when the wired money is received and the purchase is accepted by the fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the funds may charge a fee in the future.

CAT Program

When making your initial investment in a fund, you may choose to participate in the fund’s continuing automatic transfer (CAT) program by completing the CAT section of the application form discussed above. Purchase amounts ($100 minimum) are automatically debited each month from your bank account through ACH (automated clearing house) and are subject to the payment of any applicable sales charge.

Sales Charges

Shares of a fund are purchased at the public offering price (their NAV plus any applicable sales charge).

The funds’ principal underwriter compensates Financial Intermediaries (broker-dealers), including processing organizations, who sell shares of the funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the principal underwriter or affiliates of the principal underwriter and from its or their own resources. The following tables show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to the principal underwriter and a Financial Intermediary.

Class A Shares

The public offering price for Class A shares of the Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, Research Opportunities and Financial Long-Short Fund is the next determined NAV plus a sales charge, unless you qualify for a waiver of the sales charge. The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment.

	Sales Charge as % of
Amount of Investment	Public Offering Price	Net Amount Invested	Financial Intermediary Commission[1]
Less than $100,000	5.00%	5.26%	4.50%
$100,000 to $250,000	4.00%	4.17%	3.75%
$250,000 to $500,000	3.00%	3.09%	2.75%
$500,000 to $750,000	2.00%	2.04%	1.75%
$750,000 to $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	None

1	As a percent of the public offering price.

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The public offering price for Class A shares of the Strategic Income Fund is the next determined NAV plus a sales charge (unless you qualify for a waiver of the sales charge) as shown in the following table.

	Sales Charge as % of
Amount of Investment	Public Offering Price	Net Amount Invested	Financial Intermediary Commission[1]
Less than $100,000	3.50%	3.63%	3.00%
$100,000 to $250,000	2.75%	2.83%	2.50%
$250,000 to $500,000	2.00%	2.04%	1.75%
$500,000 to $750,000	1.25%	1.27%	1.00%
$750,000 to $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	None	None	None

1	As a percent of the public offering price.

The funds permit you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the funds in which you invest (as described below), even if such funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all funds to be held in accounts owned by your spouse or children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the funds that you would like to have one or more funds linked together for purposes of reducing the initial sales charge.

Right of Accumulation  You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A and Class C holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A or Class C Shares of a fund held in:

1.	Your account(s);

2.	Your spouse’s account(s);

3.	Joint accounts with qualified spouse;

4.	Account(s) of children under the age of 21 who share your residential address;

5.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

6.	Solely controlled business accounts; and

7.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any reduction in the initial sales charge, you must, before purchasing Class A shares, inform your Financial Intermediary if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the funds may verify (1) the number of shares of the funds held in your account(s) with the funds, (2) the number of shares of the funds held in your account(s) with a Financial Intermediary, and

(3) the number of shares of the funds held in an account with a Financial Intermediary owned by your spouse or by children under the age of 21 who share your residential address.

Letter of Intent  You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. The fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse, or (iv) your minor children’s trust or custodial accounts. In calculating the total amount of purchases, you may include in your letter purchases made up to 90 days before the date of the Letter. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also consider the value of Class A Shares purchased previously that were sold subject to a sales charge. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The fund will also consider the value of Class A Shares sold at NAV. Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A Shares based on shares you intend to purchase over the 13-month period, you must send the fund a Letter of Intent. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced sales charge rate (based on the amount you intended to purchase) and the sales charge rate that would normally apply (based on the actual amount you purchased).

Additional information regarding the reduction of Class A sales charges is available in the funds’ Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the funds are open for business. These programs may be terminated or amended at any time.

Class C Shares

Class C shares are offered at NAV without any up-front sales charge. However, Class C shares are subject to a contingent deferred sales charge (CDSC) (based on the lower of the initial investment amount and current NAV) of 1% if redeemed within one year of the purchase date. No CDSC will be charged if you redeem your shares after one year of the purchase date. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example: if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month. In determining whether the CDSC applies to a redemption of C Shares, C Shares not subject to a CDSC are redeemed first.

The CDSC will be waived (i) on redemption of shares following the death of the shareholder and (ii) on certain redemptions in connection

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with IRAs and other qualified retirement plans, provided a commission was not paid at the time of the initial sale.

The principal underwriter pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C shares.

Distribution Plans

Each fund has adopted a plan under Rule 12b-1 that allows certain classes of its shares to pay distribution fees. Up to 0.25% of each class’ 12b-1 fee can be used as a shareholder servicing fee. Class A shares pay annual 12b-1 expenses of 0.25% and Class C shares pay annual 12b-1 expenses of 1.00% (of which 0.75% is an asset based sales charge and 0.25% is a service fee). Because these fees are paid out of a fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Compensation to Financial Intermediaries

The funds’ Distributor, its affiliates, and Diamond Hill Capital Management, Inc., the Adviser and Administrator, may at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the Diamond Hill Funds. For this purpose, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These additional cash payments are payments over and above the Rule 12b-1 fees and any sales charges which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the Diamond Hill Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to Diamond Hill Fund shareholders.

Sales Charge Waivers

Sales charges may be waived for the following:

No sales charge is imposed on Class A Shares of the funds if the shares were:

1.	Acquired in exchange for shares of another Diamond Hill Fund if a comparable sales charge has been paid for the exchanged shares.

2.	Bought by officers, directors or trustees, and employees and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

-	The Diamond Hill Funds;

-	Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates;

-	The Distributor and its subsidiaries and affiliates; or

-	Broker-dealers or financial institutions that have entered into dealer agreements with the funds or their principal underwriter and their subsidiaries and affiliates (or otherwise have an arrangement with a broker-dealer or financial institution with respect to sales of fund shares).

3.	Bought by advisory clients of Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.

4.	Bought by certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”
5.	Bought by Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

6.	Bought by an investment adviser, broker-dealer or financial planner, provided arrangements are pre-approved.

7.	Bought by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such a fiduciary relationship is reported at the time of the investment to the fund or the fund’s Distributor.

8.	Bought by employer-sponsored health savings accounts.

9.	Acquired with proceeds from the sale of Class I Shares of a Diamond Hill Fund or acquired in a transfer of Class I Shares of a Diamond Hill Fund for Class A Shares of the same fund, but only if the purchase is made within 90 days of the distribution. Appropriate documentation may be required. Exercising the reinvestment privilege will not affect the character of any gain or loss realized on the redemption for federal income tax purposes, except that if the redemptions resulted in a loss, the reinvestment may result in the loss being disallowed under the “wash sale” rules.

10.	Bought with proceeds from the sale of Class A Shares of a Diamond Hill Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required. Exercising the reinvestment privilege will not affect the character of any gain or loss realized on the redemption for federal income tax purposes, except that if the redemptions resulted in a loss, the reinvestment may result in the loss being disallowed under the “wash sale” rules.

11.	Bought in connection with plans of reorganizations of a Diamond Hill Fund, such as mergers, asset acquisitions and exchange offers to which a fund is a party.

12.	Bought directly from the Fund by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the funds are open for business or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Other Purchase Information

The funds reserve the right to limit the amount of purchases and to refuse to sell to any person. When purchasing shares of the funds by check, the check must be made out to the applicable fund, or the Trust, as the payee. If your check or wire does not clear, you will be responsible for any loss incurred by a fund. If you are already a shareholder of a fund, we reserve the right to redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred or money owed to the Trust. You may be prohibited or restricted from making future purchases in the funds.

How to Redeem Shares

You may redeem all or part of your investment in a fund on any day that the New York Stock Exchange is open for trading, subject to

Prospectus	February 28, 2013	Diamond Hill Funds

34

certain restrictions described below. Redemption requests received by a fund or an authorized agent of the fund before 4:00 p.m. ET. (or before the NYSE closes before 4:00 p.m. ET.) will be effective that day. The price you will receive when you redeem your shares will be the NAV (less any applicable sales charges) next determined after the fund receives your properly completed order to sell. You may receive proceeds of your sale in a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the fund’s securities at the time of your sale. A broker may charge a transaction fee to redeem shares. The Fund may charge $9 for wire redemptions. Any charges for wire redemptions will be deducted from your fund by redemption of shares.

By Mail  To redeem any part of your account in a fund by mail, send a written request, with the following information, to:

(Fund Name)

Diamond Hill Funds

P.O. Box 183179

Columbus, OH 43218-3179

•	the fund name;

•	your account number;

•	the name(s) on your account;

•	your address;

•	the dollar amount or number of shares you wish to redeem;

•	the signature of all registered account owners, signed in the exact name(s) and any special capacity in which they are registered; and

•	the Federal tax withholding election (for retirement accounts),

•	If the shares to be redeemed have a value of $100,000 or more, your signature(s) must be guaranteed by an original Medallion Signature Guarantee by an eligible guarantor institution outlined below,

•

You must request the redemption in writing with your signature guaranteed by a Medallion Signature Guarantee, regardless of the value of the shares being redeemed if: the address on your account has been changed within 30 days of your redemption request; the check is not being mailed to the address on your account; the check is not being made payable to the owner(s) of the account; the redemption proceeds are being transferred to another fund account with a different registration or; the redemption proceeds are being wired to bank instructions currently not on your account.

We accept original signature guarantees from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings and loan associations participating in a Medallion program. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THESE PROGRAMS WILL NOT BE ACCEPTED. In certain instances, we may require you to furnish additional legal documents to insure proper authorization.

By Telephone  If you have completed the Optional Telephone Redemption and Exchange section of your investment application, you may sell any part of your account by calling the fund at 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the funds are open for business. IRA accounts are not redeemable by telephone.

Neither the funds, the Transfer Agent nor the Custodian will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The fund or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions and/or digital recording telephone instructions.

We may terminate the telephone sale procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us, although we have never experienced difficulties in receiving or in a timely fashion responding to telephone requests. If you are unable to reach us by telephone, you may request a sale by mail. An original Medallion Signature Guarantee is required for any telephone redemption request for an amount of $100,000 or more. A telephone redemption request for an amount of $100,000 or more will not be processed until the Medallion Signature Guarantee is received by the Transfer Agent.

Additional Information  Redemptions will be remitted to the record holder at the address of record or to bank accounts of the shareholder that have been previously designated by the shareholder. If you are not certain of the requirements for a sale please call the fund at 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the funds are open for business. We cannot accept, and will return, requests specifying a certain date or share price. The funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as ten business days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend sales or postpone payment dates.

Generally, all redemptions will be for cash. However, the funds reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a fund and its remaining shareholders.

Accounts with Low Balances  Maintaining small accounts is costly for the fund and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the fund’s minimum.

•

If the value of your account falls below $2,500 you are generally subject to a $5 quarterly fee. Shares from your account are redeemed each quarter to cover the fee, which is returned to the Administrator to offset small account expenses. The fund reserves the right to waive the quarterly fee.

•

The fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $2,500. In such cases, you will be notified and given at least 30 days to purchase additional shares before the account is closed.

•

The above involuntary redemptions constitute a sale of fund shares. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. CDSC fees will be waived on involuntary redemptions of Class C shares.

Prospectus	February 28, 2013	Diamond Hill Funds

35

How to Exchange Shares

You may exchange any or all of your shares in a fund for shares in another fund or another share class of the same fund, subject to the following conditions:

Exchanges of Class A Shares of the Fund  You may exchange any and all of your Class A shares in the fund for Class A shares of another fund without sales charge. Class A shares can also be exchanged for Class I shares of the same fund or a different fund if the investment minimum and eligibility requirements of Class I shares are met.

Exchanges of Class C Shares of the Fund  You may exchange any and all of your Class C shares of the fund for Class C shares of another fund. Class C shares can also be exchanged for Class A or Class I shares of the same fund or a different fund, subject to any applicable CDSC charge, if the investment minimum and eligibility requirements of Class A and Class I shares are met.

You may request the exchange by telephoning 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the funds are open for business or writing the fund at Diamond Hill Funds, P.O. Box 183179, Columbus, OH 43218-3179. Exchanges may be made only if the exchanging fund is registered in your state of residence. The exchange privilege does not constitute an offering or recommendation of a fund. It is your responsibility to obtain and read a prospectus of the exchanging fund before you make an exchange.

•	If you exchange shares into or out of a fund, the exchange is made at the net asset value per share of each fund next determined after the exchange request is received,

In times of extreme economic or market conditions, exchanging fund shares by telephone may be difficult. To receive a specific day’s price, your letter or call must be received before that day’s close of the New York Stock Exchange. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes.

Exchanges will be accepted only if the registration of the two accounts is identical or the exchange instructions have a Medallion Signature Guarantee. The funds, the Transfer Agent and the Custodian are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. They will use reasonable procedures to confirm that telephone instructions are genuine. The exchange feature may be modified or discontinued at any time upon notice to you in accordance with federal securities laws.

Share Class Conversions  The Internal Revenue Service currently takes the position that a conversion/exchanges of share classes of the same fund is a nontaxable event. Conversion/exchanges of share classes between different funds is generally taxable.

How to Request Certain Non-Financial Transactions

The Funds will accept the STAMP’s Signature Validation Program (SVP) stamp for certain non-financial transactions. The SVP was introduced in response to requests from financial services institutions that rely upon the effectiveness of a signature guarantee when processing non-financial transactions for which the surety bond attached to a Medallion Signature Guarantee (MSG) would not apply. The SVP stamp carries its own separate surety bond that would apply to such non-financial transactions. The SVP stamp may be obtained from eligible members, including banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

This program enables the Funds to accept documents stamped with an SVP stamp in lieu of the MSG for non-financial transactions. The non-financial transactions for which the Funds can accept an SVP are: (1) change name; (2) add or change banking instructions; (3) add or change beneficiaries; (4) add or change authorized account traders; (5) add a Power of Attorney; (6) add or change Trustee; and (7) change UTMA/UGMA custodian.

In the event that your bank or financial institution does not participate in the SVP Stamp program, you should request that the guarantor use their Medallion Guarantee Stamp.

Market Timing Trading Policy

The Diamond Hill Funds do not authorize, and use reasonable methods to discourage, short-term or excessive trading, often referred to as “market timing.” Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing or excessive trading may result in dilution of the value of fund shares held by long-term shareholders, disrupt portfolio management, and increase fund expenses for all shareholders. The funds will take reasonable steps to discourage excessive short-term trading and the funds’ Board of Trustees has adopted the following policies and procedures with respect to market timing. The funds will monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If a fund has reason to believe that a shareholder has engaged in excessive short-term trading, the fund may ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts. In addition to rejecting purchase orders in connection with suspected market timing activities, The funds can reject a purchase order for any reason. While the funds cannot assure the prevention of all excessive trading and market timing, by making these judgments the funds believe they are acting in a manner that is in the best interests of shareholders.

Market Timers may disrupt portfolio management and harm fund performance. To the extent that the funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the funds use a variety of methods to detect and deter market timing, due to the complexity involved in identifying excessive trading there is no assurance that the funds efforts will identify and eliminate all trades or trading practices that may be considered abusive. In accordance with Rule 22c-2 under the Investment Company Act of 1940, the Trust has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) adopt and enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Trust; (2) furnish the Trust, upon its request, with information regarding customer trading activities in shares of the Trust; and (3) enforce its market-timing policy with respect to customers identified by the Trust as having engaged in market timing. When information regarding transactions in the Trust’s shares is requested by the Trust and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Trust has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Trust, to restrict or prohibit the indirect intermediary from purchasing shares of the Trust on behalf of other persons.

The funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. The funds have no arrangements to permit any investor to trade frequently in shares of the funds, nor will it enter into any such arrangements in the future.

Prospectus	February 28, 2013	Diamond Hill Funds

36

Distribution and Taxes

The following information is provided to help you understand the income and capital gains you may earn while you own fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee the fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

Income and Capital Gain Distributions  The fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the fund generally pays no federal income tax on the income and gains it distributes to you. The Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, Research Opportunities Fund and Financial Long-Short Fund expect to declare and distribute their net investment income, if any, to shareholders annually. The Strategic Income Fund expects to declare and distribute its net investment income, if any, to shareholders monthly. Capital gains, if any, may be distributed at least annually. The fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the fund. All income and capital gain distributions are automatically reinvested in shares of the fund unless you request cash distributions on your application or through a written request. If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the fund at the fund’s then-current NAV until you give the Trust different instructions.

Tax Considerations  If you are a taxable investor, dividends and capital gain distributions you receive from the fund, whether you reinvest your distributions in additional fund shares or receive them in cash, are subject to federal income tax, state taxes, and possibly local taxes:

•	distributions are taxable to you at either ordinary income or capital gains tax rates;

•	distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;

•	distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your fund shares;

•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gains tax rates, provided that certain holding period requirements are met;

•	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction, subject to certain limitations;

•	distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December; and

•

for taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax may be imposed on distributions you receive from the Funds and gains from selling, redeeming or exchanging your shares.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). The fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the fund, from ascertaining with certainty, until after the calendar year end, the final amount and character of distributions the fund has received on its investments during the prior calendar year. Prior to issuing your statement, the fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If you are a taxable investor and invest in the fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares  Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Diamond Hill Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling fund shares are taxed at your applicable tax rate for long-term capital gains. Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions  Distributions and gains from the sale or exchange of your fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by the fund to non-U.S. investors will terminate and no longer be available for dividends paid by the fund with respect to its taxable years beginning after December 31, 2013, unless such exemptions are extended or made permanent.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts  When you invest in the fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the fund.

Prospectus	February 28, 2013	Diamond Hill Funds

37

Householding

To reduce expenses, we mail only one copy of the funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the funds at 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the funds are open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

Prospectus	February 28, 2013	Diamond Hill Funds

38

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or, if shorter, the period of the funds’ operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the funds (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request.

Small Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund Class A	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)	Net assets at end of period (000's)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(B)
For the year ended December 31, 2012	$23.04	0.07	(C)	2.88	2.95	(0.09)	(0.95)	(1.04)	$24.95	12.88%	$390,371	1.31%	0.30%	13%
For the year ended December 31, 2011	$25.80	(0.08)		(1.80)	(1.88)	-	(0.88)	(0.88)	$23.04	(7.17)%	$431,313	1.33%	(0.32)%	28%
For the year ended December 31, 2010	$21.31	(0.05)		4.95	4.90	-	(0.41)	(0.41)	$25.80	22.99%	$501,237	1.37%	(0.24)%	35%
For the year ended December 31, 2009	$16.53	(0.01)		4.79	4.78	-	-	-	$21.31	28.92%	$438,722	1.38%	(0.09)%	47%
For the year ended December 31, 2008	$22.53	0.13		(5.98)	(5.85)	(0.12)	(0.03)	(0.15)	$16.53	(25.99)%	$308,832	1.35%	0.75%	47%

Class C
For the year ended December 31, 2012	$21.34	(0.10	)(C)	2.65	2.55	-	(0.95)	(0.95)	$22.94	12.04%	$29,917	2.06%	(0.45)%	13%
For the year ended December 31, 2011	$24.14	(0.25)		(1.67)	(1.92)	-	(0.88)	(0.88)	$21.34	(7.83)%	$31,664	2.08%	(1.07)%	28%
For the year ended December 31, 2010	$20.12	(0.16)		4.59	4.43	-	(0.41)	(0.41)	$24.14	22.01%	$35,093	2.12%	(0.96)%	35%
For the year ended December 31, 2009	$15.72	(0.13)		4.53	4.40	-	-	-	$20.12	27.99%	$23,172	2.13%	(0.83)%	47%
For the year ended December 31, 2008	$21.44	(0.01)		(5.68)	(5.69)	-	(0.03)	(0.03)	$15.72	(26.55)%	$16,790	2.11%	(0.03)%	47%

Class I
For the year ended December 31, 2012	$23.27	0.14	(C)	2.90	3.04	(0.15)	(0.95)	(1.10)	$25.21	13.17%	$298,473	1.06%	0.56%	13%
For the year ended December 31, 2011	$26.01	(0.01)		(1.82)	(1.83)	(0.03)	(0.88)	(0.91)	$23.27	(6.91)%	$314,149	1.04%	(0.03)%	28%
For the year ended December 31, 2010	$21.41	-	(D)	5.01	5.01	-	(0.41)	(0.41)	$26.01	23.39%	$312,295	1.00%	0.20%	35%
For the year ended December 31, 2009	$16.55	0.04		4.83	4.87	(0.01)	-	(0.01)	$21.41	29.43%	$106,561	0.99%	0.30%	47%
For the year ended December 31, 2008	$22.57	0.17		(5.97)	(5.80)	(0.19)	(0.03)	(0.22)	$16.55	(25.69)%	$38,967	0.98%	1.17%	47%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(D)	Amount is less than $0.005.

Prospectus	February 28, 2013	Diamond Hill Funds

39

Small-Mid Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund Class A	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)	Net assets at end of period (000's)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(B)
For the year ended December 31, 2012	$11.71	0.02	(C)	1.78	1.80	-	(D)	(0.38)	(0.38)	$13.13	15.43%	$19,607	1.26%	0.15%	26%
For the year ended December 31, 2011	$12.56	-	(D)	(0.53)	(0.53)	-	(0.32)	(0.32)	$11.71	(4.19)%	$17,461	1.28%	-	%(E)	48%
For the year ended December 31, 2010	$10.22	(0.04)	2.38	2.34	-	-	(D)	-	(D)	$12.56	23.03%	$17,216	1.32%	(0.17)%	35%
For the year ended December 31, 2009	$7.26	0.03	2.93	2.96	-	-	-	$10.22	40.77%	$8,616	1.33%	0.17%	74%
For the year ended December 31, 2008	$10.50	0.10	(3.25)	(3.15)	(0.09)	-	(0.09)	$7.26	(30.01)%	$7,557	1.32%	1.11%	91%

Class C
For the year ended December 31, 2012	$11.28	(0.07	)(C)	1.71	1.64	-	(0.38)	(0.38)	$12.54	14.57%	$9,169	2.01%	(0.59)%	26%
For the year ended December 31, 2011	$12.21	(0.06)	(0.55)	(0.61)	-	(0.32)	(0.32)	$11.28	(4.89)%	$8,110	2.02%	(0.74)%	48%
For the year ended December 31, 2010	$10.00	(0.05)	2.26	2.21	-	-	(D)	-	(D)	$12.21	22.14%	$7,417	2.07%	(0.90)%	35%
For the year ended December 31, 2009	$7.15	(0.04)	2.89	2.85	-	-	-	$10.00	39.86%	$4,361	2.08%	(0.59)%	74%
For the year ended December 31, 2008	$10.40	0.04	(3.22)	(3.18)	(0.07)	-	(0.07)	$7.15	(30.54)%	$2,920	2.05%	0.48%	91%

Class I
For the year ended December 31, 2012	$11.78	0.05	(C)	1.80	1.85	(0.04)	(0.38)	(0.42)	$13.21	15.74%	$53,514	1.01%	0.42%	26%
For the year ended December 31, 2011	$12.61	0.04	(0.54)	(0.50)	(0.01)	(0.32)	(0.33)	$11.78	(3.86)%	$43,485	0.99%	0.29%	48%
For the year ended December 31, 2010	$10.23	0.02	2.37	2.39	(0.01)	-	(D)	(0.01)	$12.61	23.43%	$44,711	0.95%	0.22%	35%
For the year ended December 31, 2009	$7.25	0.04	2.96	3.00	(0.02)	-	(0.02)	$10.23	41.36%	$26,110	0.94%	0.54%	74%
For the year ended December 31, 2008	$10.50	0.13	(3.26)	(3.13)	(0.12)	-	(0.12)	$7.25	(29.77)%	$14,815	0.93%	1.49%	91%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(D)	Amount is less than $0.005.

(E)	Amount is less than 0.005%.

Prospectus	February 28, 2013	Diamond Hill Funds

40

Large Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund Class A	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)	Net assets at end of period (000's)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(B)
For the year ended December 31, 2012	$14.96	0.22	(C)	1.62	1.84	(0.21)	(0.05)	(0.26)	$16.54	12.29%	$617,407	1.06%	1.37%	28%
For the year ended December 31, 2011	$14.78	0.18	(C)	0.17	0.35	(0.17)	-	(0.17)	$14.96	2.35%	$593,124	1.12%	1.19%	16%
For the year ended December 31, 2010	$13.62	0.10	1.17	1.27	(0.11)	-	(0.11)	$14.78	9.29%	$459,659	1.18%	0.90%	16%
For the year ended December 31, 2009	$10.47	0.10	3.06	3.16	(0.01)	-	(0.01)	$13.62	30.21%	$344,456	1.18%	0.91%	31%
For the year ended December 31, 2008	$16.25	0.15	(5.69)	(5.54)	(0.14)	(0.10)	(0.24)	$10.47	(34.06)%	$254,688	1.16%	1.23%	28%

Class C
For the year ended December 31, 2012	$14.46	0.10	(C)	1.56	1.66	(0.09)	(0.05)	(0.14)	$15.98	11.49%	$33,305	1.81%	0.62%	28%
For the year ended December 31, 2011	$14.29	0.06	0.16	0.22	(0.05)	-	(0.05)	$14.46	1.55%	$30,465	1.87%	0.45%	16%
For the year ended December 31, 2010	$13.18	0.02	1.09	1.11	-	(D)	-	-	(D)	$14.29	8.45%	$29,274	1.93%	0.15%	16%
For the year ended December 31, 2009	$10.19	0.02	2.97	2.99	-	-	-	$13.18	29.34%	$25,454	1.93%	0.17%	31%
For the year ended December 31, 2008	$15.84	0.06	(5.55)	(5.49)	(0.06)	(0.10)	(0.16)	$10.19	(34.64)%	$20,656	1.91%	0.48%	28%

Class I
For the year ended December 31, 2012	$15.01	0.26	(C)	1.63	1.89	(0.24)	(0.05)	(0.29)	$16.61	12.62%	$791,031	0.81%	1.62%	28%
For the year ended December 31, 2011	$14.82	0.22	0.17	0.39	(0.20)	-	(0.20)	$15.01	2.60%	$684,156	0.83%	1.49%	16%
For the year ended December 31, 2010	$13.65	0.13	1.20	1.33	(0.16)	-	(0.16)	$14.82	9.72%	$623,147	0.81%	1.29%	16%
For the year ended December 31, 2009	$10.49	0.11	3.11	3.22	(0.06)	-	(0.06)	$13.65	30.71%	$347,998	0.79%	1.28%	31%
For the year ended December 31, 2008	$16.29	0.23	(5.74)	(5.51)	(0.19)	(0.10)	(0.29)	$10.49	(33.82)%	$141,416	0.78%	1.67%	28%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(D)	Amount is less than $0.005.

Prospectus	February 28, 2013	Diamond Hill Funds

41

Select Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Select Fund Class A	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of gross expenses to average net assets	Portfolio turnover rate(B)
For the year ended December 31, 2012	$9.69	0.12	(C)	0.97	1.09	(0.08)	(0.25)	(0.33)	$10.45	11.27%	$7,778	1.21%	1.15%	1.21%	38%
For the year ended December 31, 2011	$9.99	0.08		(0.33)	(0.25)	(0.05)	-	(0.05)	$9.69	(2.53)%	$8,071	1.23%	0.92%	1.23%	26%
For the year ended December 31, 2010	$9.02	0.07		0.91	0.98	(0.01)	-	(0.01)	$9.99	10.83%	$7,437	1.28%	0.67%	1.28%	18%
For the year ended December 31, 2009	$6.82	0.04		2.16	2.20	-	-	-	$9.02	32.26%	$6,910	1.28%	0.60%	1.28%	57%
For the year ended December 31, 2008	$10.61	0.09		(3.55)	(3.46)	(0.08)	(0.25)	(0.33)	$6.82	(32.68)%	$4,030	1.28%	1.10%	1.28%	85%

Class C
For the year ended December 31, 2012	$9.51	0.04	(C)	0.95	0.99	-	(0.25)	(0.25)	$10.25	10.44%	$3,271	1.96%	0.41%	1.96%	38%
For the year ended December 31, 2011	$9.83	0.02		(0.34)	(0.32)	-	-	-	$9.51	(3.26)%	$3,630	1.98%	0.15%	1.98%	26%
For the year ended December 31, 2010	$8.94	(0.01)		0.90	0.89	-	-	-	$9.83	9.96%	$4,254	2.03%	(0.08)%	2.03%	18%
For the year ended December 31, 2009	$6.78	0.01		2.15	2.16	-	-	-	$8.94	31.86%	$3,472	2.03%	0.07%	2.03%	57%
For the year ended December 31, 2008	$10.56	0.02		(3.55)	(3.53)	-	(0.25)	(0.25)	$6.78	(33.48)%	$3,366	2.01%	0.28%	2.02%	85%

Class I
For the year ended December 31, 2012	$9.68	0.15	(C)	0.96	1.11	(0.11)	(0.25)	(0.36)	$10.43	11.54%	$41,862	0.96%	1.44%	0.96%	38%
For the year ended December 31, 2011	$9.98	0.11		(0.33)	(0.22)	(0.08)	-	(0.08)	$9.68	(2.25)%	$34,388	0.95%	1.21%	0.95%	26%
For the year ended December 31, 2010	$9.02	0.07		0.94	1.01	(0.05)	-	(0.05)	$9.98	11.19%	$31,619	0.91%	1.05%	0.91%	18%
For the year ended December 31, 2009	$6.75	0.05		2.22	2.27	-	-	-	$9.02	33.63%	$23,122	0.89%	1.29%	0.89%	57%
For the year ended December 31, 2008	$10.59	0.11		(3.58)	(3.47)	(0.12)	(0.25)	(0.37)	$6.75	(32.85)%	$7,489	0.87%	1.58%	0.87%	85%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

Prospectus	February 28, 2013	Diamond Hill Funds

42

Long-Short Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund Class A	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)	Net assets at end of period (000's)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of total expenses to average net assets, excluding expenses and fees on securities sold short	Portfolio turnover rate(B)
For the year ended December 31, 2012	$16.75	0.06	(C)	1.36	1.42	(0.02)	-	(0.02)	$18.15	8.46%	$533,722	1.75%	0.32%	1.41%	39%
For the year ended December 31, 2011	$16.26	0.03	(C)	0.46	0.49	-	-	-	$16.75	3.01%	$512,870	1.67%	0.21%	1.43%	50%
For the year ended December 31, 2010	$16.31	-	(D)	(0.05)	(0.05)	-	-	-	$16.26	(0.31)%	$698,670	1.81%	0.01%	1.48%	43%
For the year ended December 31, 2009	$13.83	-	(D)	2.48	2.48	-	-	-	$16.31	17.93%	$965,382	1.85%	-	%(E)	1.48%	44%
For the year ended December 31, 2008	$18.40	0.16	(4.52)	(4.36)	(0.15)	(0.06)	(0.21)	$13.83	(23.65)%	$1,110,982	1.62%	0.95%	1.45%	59%

Class C
For the year ended December 31, 2012	$15.72	(0.07	)(C)	1.28	1.21	-	-	-	$16.93	7.70%	$103,393	2.50%	(0.43)%	2.16%	39%
For the year ended December 31, 2011	$15.37	(0.08	)(C)	0.43	0.35	-	-	-	$15.72	2.28%	$119,850	2.43%	(0.54)%	2.19%	50%
For the year ended December 31, 2010	$15.54	(0.19)	0.02	(0.17)	-	-	-	$15.37	(1.09)%	$179,214	2.56%	(0.73)%	2.23%	43%
For the year ended December 31, 2009	$13.28	(0.12)	2.38	2.26	-	-	-	$15.54	17.02%	$256,445	2.60%	(0.76)%	2.23%	44%
For the year ended December 31, 2008	$17.65	0.04	(4.32)	(4.28)	(0.03)	(0.06)	(0.09)	$13.28	(24.26)%	$278,069	2.37%	0.22%	2.20%	59%

Class I
For the year ended December 31, 2012	$16.93	0.10	(C)	1.38	1.48	(0.06)	-	(0.06)	$18.35	8.77%	$1,554,623	1.50%	0.58%	1.16%	39%
For the year ended December 31, 2011	$16.42	0.09	(C)	0.45	0.54	(0.03)	-	(0.03)	$16.93	3.29%	$1,213,122	1.39%	0.52%	1.15%	50%
For the year ended December 31, 2010	$16.42	0.04	(0.03)	0.01	(0.01)	-	(0.01)	$16.42	0.03%	$1,045,686	1.46%	0.42%	1.11%	43%
For the year ended December 31, 2009	$13.87	0.05	2.50	2.55	-	(D)	-	-	(D)	$16.42	18.39%	$733,909	1.47%	0.37%	1.10%	44%
For the year ended December 31, 2008	$18.46	0.19	(4.51)	(4.32)	(0.21)	(0.06)	(0.27)	$13.87	(23.36)%	$657,662	1.24%	1.33%	1.08%	59%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(D)	Amount is less than $0.005.

(E)	Amount is less than 0.005%.

Prospectus	February 28, 2013	Diamond Hill Funds

43

Research Opportunities Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Research Opportunities Fund(C) Class A	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total Distributions	Net Asset Value, End of Period	Total Return(A)	Net assets at end of period (000's)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of total expenses to average net assets, excluding expenses and fees on securities sold short	Portfolio turnover rate(B)
For the year ended December 31, 2012	$16.60	0.02	(D)	1.93	1.95	(0.02)	(0.19)	(0.21)	$18.34	11.73%	$1,120	1.63%	0.10%	1.53%	35%

Class C
For the year ended December 31, 2012	$16.60	(0.09	)(D)	1.90	1.81	-	(0.19)	(0.19)	$18.22	10.91%	$148	2.38%	(0.51)%	2.28%	35%

Class I
For the year ended December 31, 2012	$16.60	0.05	(D)	1.95	2.00	(0.05)	(0.19)	(0.24)	$18.36	12.03%	$15,978	1.38%	0.30%	1.28%	35%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Inception date of the Fund is December 30, 2011. Fund commenced public offering and investment operations on January 3, 2012.

(D)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

Prospectus	February 28, 2013	Diamond Hill Funds

44

Financial Long-Short Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Financial Long-Short Fund Class A	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)	Net assets at end of period (000's)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of total expenses to average net assets, excluding expenses and fees on securities sold short	Portfolio turnover rate(B)
For the year ended December 31, 2012	$10.51	0.06	(C)	2.74	2.80	(0.07)	-	(0.07)	$13.24	26.62%	$7,862	1.76%	0.49%	1.56%	58%
For the year ended December 31, 2011	$12.18	0.02		(1.65)	(1.63)	(0.04)	-	(0.04)	$10.51	(13.39)%	$6,650	1.66%	0.14%	1.54%	52%
For the year ended December 31, 2010	$10.43	0.02		1.73	1.75	-	-	-	$12.18	16.78%	$8,543	1.71%	0.09%	1.56%	60%
For the year ended December 31, 2009	$8.48	0.16	(C)	1.94	2.10	(0.15)	-	(0.15)	$10.43	24.73%	$8,053	1.77%	1.92%	1.58%	85%
For the year ended December 31, 2008	$16.20	0.45		(7.74)	(7.29)	(0.42)	(0.01)	(0.43)	$8.48	(44.98)%	$7,596	1.85%	2.37%	1.56%	74%

Class C
For the year ended December 31, 2012	$9.96	(0.02	)(C)	2.57	2.55	-	-	-	$12.51	25.60%	$820	2.51%	(0.20)%	2.31%	58%
For the year ended December 31, 2011	$11.58	(0.07	)(C)	(1.55)	(1.62)	-	-	-	$9.96	(13.99)%	$795	2.41%	(0.60)%	2.29%	52%
For the year ended December 31, 2010	$9.99	(0.10)		1.69	1.59	-	-	-	$11.58	15.92%	$1,381	2.46%	(0.66)%	2.31%	60%
For the year ended December 31, 2009	$8.12	0.09	(C)	1.84	1.93	(0.06)	-	(0.06)	$9.99	23.81%	$1,295	2.52%	1.17%	2.35%	85%
For the year ended December 31, 2008	$15.60	0.21		(7.31)	(7.10)	(0.37)	(0.01)	(0.38)	$8.12	(45.49)%	$1,866	2.58%	1.76%	2.30%	74%

Class I
For the year ended December 31, 2012	$10.47	0.10	(C)	2.72	2.82	(0.11)	-	(0.11)	$13.18	26.94%	$3,931	1.51%	0.85%	1.31%	58%
For the year ended December 31, 2011	$12.14	0.07		(1.67)	(1.60)	(0.07)	-	(0.07)	$10.47	(13.21)%	$1,584	1.37%	0.47%	1.25%	52%
For the year ended December 31, 2010	$10.37	0.08		1.71	1.79	(0.02)	-	(0.02)	$12.14	17.29%	$1,873	1.34%	0.45%	1.19%	60%
For the year ended December 31, 2009	$8.43	0.21	(C)	1.92	2.13	(0.19)	-	(0.19)	$10.37	25.31%	$671	1.38%	2.45%	1.19%	85%
For the year ended December 31, 2008	$16.18	0.63		(7.89)	(7.26)	(0.48)	(0.01)	(0.49)	$8.43	(44.79)%	$709	1.47%	2.80%	1.18%	74%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

Prospectus	February 28, 2013	Diamond Hill Funds

45

Strategic Income Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Strategic Income Fund Class A	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value at end of period	Total return(A)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of gross expenses to average net assets	Portfolio turnover rate(B)
For the year ended December 31, 2012	$10.79	0.62	(C)	0.39	1.01	(0.62)	-	(0.62)	$11.18	9.55%	$44,374	1.02%	5.57%	1.02%	33%
For the year ended December 31, 2011	$10.86	0.65		(0.09)	0.56	(0.63)	-	(0.63)	$10.79	5.21%	$38,895	1.02%	5.80%	1.02%	36%
For the year ended December 31, 2010	$10.15	0.64		0.69	1.33	(0.62)	-	(0.62)	$10.86	13.33%	$42,360	1.06%	5.81%	1.06%	68%
For the year ended December 31, 2009	$8.28	0.69		1.86	2.55	(0.68)	-	(0.68)	$10.15	32.13%	$41,048	1.08%	7.64%	1.08%	83%
For the year ended December 31, 2008	$10.41	0.71		(2.19)	(1.48)	(0.64)	(0.01)	(0.65)	$8.28	(14.79)%	$31,268	1.06%	6.60%	1.06%	95%

Class C
For the year ended December 31, 2012	$10.78	0.53	(C)	0.40	0.93	(0.54)	-	(0.54)	$11.17	8.76%	$27,801	1.77%	4.81%	1.77%	33%
For the year ended December 31, 2011	$10.85	0.56		(0.08)	0.48	(0.55)	-	(0.55)	$10.78	4.48%	$23,717	1.77%	5.06%	1.77%	36%
For the year ended December 31, 2010	$10.15	0.54		0.70	1.24	(0.54)	-	(0.54)	$10.85	12.39%	$24,264	1.81%	5.06%	1.81%	68%
For the year ended December 31, 2009	$8.27	0.58		1.91	2.49	(0.61)	-	(0.61)	$10.15	31.34%	$22,120	1.83%	6.88%	1.83%	83%
For the year ended December 31, 2008	$10.41	0.65		(2.21)	1.56	(0.57)	(0.01)	(0.58)	$8.27	(15.51)%	$14,730	1.80%	5.87%	1.81%	95%

Class I
For the year ended December 31, 2012	$10.77	0.64	(C)	0.40	1.04	(0.65)	-	(0.65)	$11.16	9.83%	$103,738	0.77%	5.81%	0.77%	33%
For the year ended December 31, 2011	$10.84	0.67		(0.08)	0.59	(0.66)	-	(0.66)	$10.77	5.53%	$83,418	0.73%	6.10%	0.73%	36%
For the year ended December 31, 2010	$10.13	0.64		0.72	1.36	(0.65)	-	(0.65)	$10.84	13.77%	$76,893	0.69%	6.18%	0.69%	68%
For the year ended December 31, 2009	$8.26	0.73		1.85	2.58	(0.71)	-	(0.71)	$10.13	32.69%	$64,407	0.69%	8.05%	0.69%	83%
For the year ended December 31, 2008	$10.40	0.70		(2.15)	(1.45)	(0.68)	(0.01)	(0.69)	$8.26	(14.55)%	$50,185	0.67%	7.05%	0.68%	95%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

Prospectus	February 28, 2013	Diamond Hill Funds

46

Investment Adviser

Diamond Hill Capital Management, Inc.

325 John H. McConnell Boulevard, Suite 200

Columbus, Ohio 43215

Custodian

Citibank N.A.

388 Greenwich Street

New York, NY 10013

Independent Registered Public Accounting Firm

Ernst & Young LLP

1900 Scripps Center

312 Walnut Street

Cincinnati, Ohio 45202

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

BHIL Distributors, Inc.

4041 N. High Street, Suite 402

Columbus, OH 43214

For Additional Information, call

Diamond Hill Funds

Toll Free 888-226-5595

To Learn More

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on fund policies and operations. Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders. The funds’ annual report contains management’s discussion of market conditions and investment strategies that significantly affected the funds’ performance during its last fiscal year.

Call the funds at 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the funds are open for business to request free copies of the SAI and the funds’ annual and semi-annual reports, to request other information about the funds and to make shareholder inquiries.

The funds’ SAI, annual and semi-annual reports to shareholders are also available, free of charge, on the funds’ Internet site at www.diamond-hill.com.

You may review and copy information about a fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 202-551-8090 for room hours and operation. You may also obtain reports and other information about a fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1090.

Investment Company Act #811-8061

325 John H. McConnell Blvd, Suite 200 Columbus, OH 43215	STATPRO ACI 022813

Prospectus  February 28, 2013

Class Y

Diamond Hill Small Cap Fund	DHSYX

Diamond Hill Small-Mid Cap Fund	DHMYX

Diamond Hill Large Cap Fund	DHLYX

Diamond Hill Select Fund	DHTYX

Diamond Hill Long-Short Fund	DIAYX

Diamond Hill Research Opportunities Fund	DROYX

Diamond Hill Strategic Income Fund	DSIYX

As with all mutual fund shares and prospectuses, the Securities and Exchange Commission has not approved or disapproved these shares or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summaries

3	Diamond Hill Small Cap Fund

6	Diamond Hill Small-Mid Cap Fund

9	Diamond Hill Large Cap Fund

12	Diamond Hill Select Fund

15	Diamond Hill Long-Short Fund

18	Diamond Hill Research Opportunities Fund

21	Diamond Hill Strategic Income Fund

Fund Details

24	Additional Information About Investment Strategies and Related Risks

24	Diamond Hill Strategic Income Fund

24	Investment Risks

27	Portfolio Holdings Disclosure

27	Management of the Funds

Your Account

30	Pricing Your Shares

30	How to Purchase Shares

31	How to Redeem Shares

32	How to Exchange Shares

33	Market Timing Policy

33	Distribution and Taxes

34	Householding

Financial Highlights

For more information, see back cover.

Fund Summaries

Diamond Hill Small Cap Fund

Class	/ Ticker	Y	DHSYX

Investment Objective

The investment objective of the Diamond Hill Small Cap Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class Y
Management fees	0.80%
Distribution (12b-1) fees	None
Other expenses	0.11%
Total annual fund operating expenses	0.91%

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$93	$290	$504	$1,120

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small market capitalizations that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments. Small cap companies are defined as companies with market capitalizations at the time of purchase below $2.5 billion or in the range of those market capitalizations of companies included in the Russell 2000 Index at the time of purchase. The capitalization range of the Russell 2000 Index is between $101 million and $2.608 billion as of May 31, 2012. The size of the companies included in the Russell 2000 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market

Prospectus	February 28, 2013	Diamond Hill Funds

3

conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap Company Risk  Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk  To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior performance for Class Y shares has been adjusted to reflect differences in sales charges between Class Y shares and Class A shares. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Class Y Annual Total Return years ended 12/31

Best Quarter:	2Q ‘03, +28.68%	Worst Quarter:	4Q ‘08, -22.15%

Average Annual Total Returns as of 12/31/12

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

	Inception Date of Class	One Year	Five Year	Ten Year
Class Y Return Before Taxes	12/30/2011	13.34%	4.31%	10.79%
Class Y Return after Taxes on Distributions		12.59%	3.96%	10.36%
Class Y Return after Taxes on Distributions and Sales of Fund Shares		9.66%	3.66%	9.56%
Russell 2000 Index		16.35%	3.56%	9.72%

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. The inception date for Class A is 12/29/2000. Class Y performance has been adjusted to reflect differences in sales charges.

The Russell 2000 Index is a market-capitalization weighted index measuring performance of the smallest 2,000 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

Thomas Schindler

Portfolio Manager

since 12/2000

Christopher Welch

Assistant Portfolio Manager

since 4/2007

Jason Downey

Assistant Portfolio Manager

since 2/2013

Buying and Selling Fund Shares

Minimum Initial Investment

$500,000

Minimum Additional Investment

$100

To Place Orders

Mail:

Diamond Hill Small Cap Fund

P.O. Box 183179

Columbus, OH 43218-3179

Phone: 888-226-5595

Prospectus	February 28, 2013	Diamond Hill Funds

4

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Prospectus	February 28, 2013	Diamond Hill Funds

5

Diamond Hill Small-Mid Cap Fund

Class	/ Ticker	Y	DHMYX

Investment Objective

The investment objective of the Diamond Hill Small-Mid Cap Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class Y
Management fees	0.75%
Distribution (12b-1) fees	None
Other expenses	0.11%
Total annual fund operating expenses	0.86%

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$88	$274	$477	$1,061

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small and medium market capitalizations that the Diamond Hill Capital Management, Inc. (“the

Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments. Small and mid-cap companies are defined as companies with market capitalizations at the time of purchase between $500 million and $10 billion or in the range of those market capitalizations of companies included in the Russell 2500 Index at the time of purchase. The capitalization range of the Russell 2500 Index is between $101 million and $6.345 billion as of May 31, 2012. The size of the companies included in the Russell 2500 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Prospectus	February 28, 2013	Diamond Hill Funds

6

Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk  To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior performance for Class Y shares has been adjusted to reflect differences in sales charges between Class Y shares and Class A shares. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Class Y Annual Total Return years ended 12/31

Best Quarter:	2Q ‘09, +30.19%	Worst Quarter:	4Q ‘08, -24.08%

Average Annual Total Returns as of 12/31/12

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

	Inception Date of Class	One Year	Five Year	Since Inception
Class Y Return Before Taxes	12/30/2011	15.84%	6.11%	5.60%
Class Y Return after Taxes on Distributions		15.25%	5.86%	5.30%
Class Y Return after Taxes on Distributions and Sales of Fund Shares		11.01%	5.23%	4.77%
Russell 2500 Index		17.88%	4.34%	5.52%

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. The inception date for Class A is 12/30/2005. Class Y performance has been adjusted to reflect differences in sales charges.

The Russell 2500 Index is a market-capitalization weighted index measuring performance of the smallest 2,500 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

Christopher Welch

Portfolio Manager

since 12/2005

Thomas Schindler

Assistant Portfolio Manager

since 4/2007

Christopher Bingaman

Assistant Portfolio Manager

since 4/2007

Buying and Selling Fund Shares

Minimum Initial Investment

$500,000

Minimum Additional Investment

$100

To Place Orders

Mail:

Diamond Hill Small-Mid Cap Fund

P.O. Box 183179

Columbus, OH 43218-3179

Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Prospectus	February 28, 2013	Diamond Hill Funds

7

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Prospectus	February 28, 2013	Diamond Hill Funds

8

Diamond Hill Large Cap Fund

Class	/ Ticker	Y	DHLYX

Investment Objective:

The investment objective of the Diamond Hill Large Cap Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class Y
Management fees	0.55%
Distribution (12b-1) fees	None
Other expenses	0.11%
Total annual fund operating expenses	0.66%

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$67	$211	$368	$822

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with large market capitalizations that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments. Large cap companies are defined as companies with market capitalizations at the time of purchase of $5 billion or greater, or in the range of those market capitalizations of companies included in the Russell 1000 Index at the time of purchase. The capitalization range of the Russell 1000 Index is between $1.354 billion and $540.213 billion as of May 31, 2012. The size of the companies included in the Russell 1000 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Prospectus	February 28, 2013	Diamond Hill Funds

9

Securities Lending Risk  To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior performance for Class Y shares has been adjusted to reflect differences in sales charges between Class Y shares and Class A shares. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Class Y Annual Total Return years ended 12/31

Best Quarter:	2Q ‘09, +17.90%	Worst Quarter:	4Q ‘08, -21.56%

Average Annual Total Returns as of 12/31/12

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

	Inception Date of Class	One Year	Five Year	Ten Year
Class Y Return Before Taxes	12/30/2011	12.79%	1.61%	9.33%
Class Y Return after Taxes on Distributions		12.46%	1.42%	9.04%
Class Y Return after Taxes on Distributions and Sales of Fund Shares		8.75%	1.34%	8.23%
Russell 1000 Index		16.42%	1.92%	7.52%

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. The inception date for Class A is 6/29/2001. Class Y performance has been adjusted to reflect differences in sales charges.

Russell 1000 is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest U.S. companies, based on total market capitalization basis.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

Charles Bath

Portfolio Manager

since 10/2002

Christopher Welch

Assistant Portfolio Manager

since 7/2009

William Dierker

Assistant Portfolio Manager

since 4/2007

Buying and Selling Fund Shares

Minimum Initial Investment

$500,000

Minimum Additional Investment

$100

To Place Orders

Mail:

Diamond Hill Large Cap Fund

P.O. Box 183179

Columbus, OH 43218-3179

Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Prospectus	February 28, 2013	Diamond Hill Funds

10

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Prospectus	February 28, 2013	Diamond Hill Funds

11

Diamond Hill Select Fund

Class	/ Ticker	Y	DHTYX

Investment Objective

The investment objective of the Diamond Hill Select Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class Y
Management fees	0.70%
Distribution (12b-1) fees	None
Other expenses	0.11%
Total annual fund operating expenses	0.81%

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$83	$259	$450	$1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests its assets in 30 to 40 select U.S. equity securities of any size capitalization that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger compa-

Prospectus	February 28, 2013	Diamond Hill Funds

12

nies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk  To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior performance for Class Y shares has been adjusted to reflect differences in sales charges between Class Y shares and Class A shares. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Class Y Annual Total Return years ended 12/31

Best Quarter:	2Q ‘09, +19.60%	Worst Quarter:	4Q ‘08, -20.73%

Average Annual Total Returns as of 12/31/12

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

	Inception Date of Class	One Year	Five Year	Since Inception
Class Y Return Before Taxes	12/30/2011	11.69%	1.44%	3.70%
Class Y Return after Taxes on Distributions		11.10%	1.18%	3.00%
Class Y Return after Taxes on Distributions and Sales of Fund Shares		8.37%	1.18%	2.90%
Russell 3000 Index		16.42%	2.04%	4.34%

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. The inception date for Class A is 12/30/2005. Class Y performance has been adjusted to reflect differences in sales charges.

The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

William Dierker

Portfolio Manager

since 9/2006

Austin Hawley

Portfolio Manager

since 1/2013

Richard Snowdon

Portfolio Manager

since 1/2013

Buying and Selling Fund Shares

Minimum Initial Investment

$500,000

Minimum Additional Investment

$100

To Place Orders

Mail:

Diamond Hill Select Fund

P.O. Box 183179

Columbus, OH 43218-3179

Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

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13

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Prospectus	February 28, 2013	Diamond Hill Funds

14

Diamond Hill Long-Short Fund

Class	/ Ticker	Y	DIAYX

Investment Objective

The investment objective of the Diamond Hill Long-Short Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class Y
Management fees	0.90%
Distribution (12b-1) fees	None
Other expenses
Administration, accounting and custody fees	0.11%
Dividend expenses on short sales	0.34%
Total other expenses*	0.45%
Total annual fund operating expenses	1.35%

*	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$137	$428	$739	$1,624

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests its assets in U.S. equity securities of any size capitalization that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued and selling short equity securities of any size capitalization the Adviser believes are overvalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual security selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund’s net assets.

Once an equity security is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale) or if it identifies an equity security that it believes offers a better investment opportunity.

Prospectus	February 28, 2013	Diamond Hill Funds

15

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall equity market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid-cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Short Sale Risk  The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Securities Lending Risk  To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to domestic stock market movements, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior performance for Class Y shares has been adjusted to reflect differences in sales charges between Class Y shares and Class A shares. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Class Y Annual Total Return years ended 12/31

Best Quarter:	2Q ‘03, +19.44%	Worst Quarter:	4Q ’08, -15.56%

Average Annual Total Returns as of 12/31/12

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

	Inception Date of Class	One Year	Five Year	Ten Year
Class Y Before Taxes	12/30/2011	8.95%	0.15%	7.80%
Class Y Return after Taxes on Distributions		8.87%	0.08%	7.50%
Class Y Return after Taxes on Distributions and Sales of Fund Shares		5.93%	0.11%	6.77%
Russell 1000 Index		16.42%	1.92%	7.52%
50% Russell 1000 Index/50% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index		8.11%	1.66%	4.87%

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. The inception date for Class A is 6/30/2000. Class Y performance has been adjusted to reflect differences in sales charges.

After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.

The Fund’s primary benchmark, the Russell 1000, is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the largest 1,000 U.S. companies, based on total market capitalization basis.

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16

The Fund’s secondary benchmark is a blended index representing a 50% weighting of the Russell 1000 index as described above, and a 50% weighting of the BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

R.H. (Ric) Dillon

Portfolio Manager

since 6/2000

Christopher Bingaman

Portfolio Manager

since 4/2007

Charles Bath

Portfolio Manager

since 10/2002

Buying and Selling Fund Shares

Minimum Initial Investment

$500,000

Minimum Additional Investment

$100

To Place Orders

Mail:

Diamond Hill Long-Short Fund

P.O. Box 183179

Columbus, OH 43218-3179

Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Prospectus	February 28, 2013	Diamond Hill Funds

17

Diamond Hill Research Opportunities Fund

Class	/ Ticker	Y	DROYX

Investment Objective

The investment objective of the Diamond Hill Research Opportunities Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class Y
Management fees	1.00%
Distribution (12b-1) fees	None
Other expenses
Administration, accounting and custody fees	0.11%
Dividend expenses on short sales	0.10%
Total other expenses	0.21%
Total annual fund operating expenses	1.21%

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class Y	Sold or Held	$123	$384	$665	$1,466

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that the Adviser believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments. The fund invests primarily in common and preferred stocks.

The fund is managed by a team of research analysts of Diamond Hill Capital Management, Inc. (the “Adviser”), each of whom is a Co-manager of the fund. Research analysts are organized into sector teams. Within the sector teams, each analyst is assigned assets and is responsible for an industry-specific portion of the portfolio (the “Sleeve”). Each Co-manager is directly responsible for selecting securities and determining security weights within their respective sleeves.

In evaluating U.S. equity securities, the Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors.

The fund may sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Prospectus	February 28, 2013	Diamond Hill Funds

18

Short Sale Risk  The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Small Cap and Mid Cap Company Risk  Investments in small cap and mid-cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk  To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk  The adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, many of the fund’s Portfolio Managers have no experience managing a mutual fund.

Credit Risk  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality may also affect liquidity and make it difficult for the fund to sell the security.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. Prior to calendar year 2012, the bar chart and table reflect the past performance of Diamond Hill Research Partners, L.P. (the “Research Partnership”), a private fund managed with full investment authority by the fund’s Adviser and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year over the periods indicated and by showing how the fund’s average annual total returns for the periods indicated compared to a relevant market index. The fund is managed in all material respects in a manner equivalent to the management of the predecessor unregistered fund. The fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the predecessor, and the fund was created for reasons entirely unrelated to the establishment of a performance record. The assets of the Research Partnership were converted into assets of the fund prior to commencement of operations of the fund. The performance of the Research Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the fund for its initial years of investment operations. The Research Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Research Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance of the fund prior to calendar year 2012 is measured from March 31, 2009, the inception of the Research Partnership and is not the performance of the fund. The fund’s and the Research Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Class Y Annual Total Return years ended 12/31

Best Quarter:	1Q ’12, +13.37%	Worst Quarter:	3Q ‘11, -10.88%

Average Annual Total Returns as of 12/31/12

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are not provided prior to one year because the Research Partnership’s tax treatment was different than that of a registered investment company.

	Inception Date of Class	One Year	Since Inception 3/31/09
Class Y Before Taxes	12/30/2011	12.17%	17.06%
Class Y Return after Taxes on Distributions		11.94%	N/A
Class Y Return after Taxes on Distributions and Sales of Fund Shares		8.22%	N/A
Russell 3000 Index		16.42%	19.96%

The Russell 3000 Index is a market-capitalization weighted index measuring performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Prospectus	February 28, 2013	Diamond Hill Funds

19

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

The fund is Co-managed by a team of research analysts.

Portfolio Manager	Primary Title with Investment Adviser	Managed Fund Since
Kapish Bhutani, CFA	Research Analyst	03/2009
Jason Downey, CFA	Research Analyst	03/2009
Brian Fontanella, CFA	Research Analyst	11/2010
Igor Golalic, CFA	Research Analyst	03/2009
Austin Hawley, CFA	Research Analyst	03/2009
Jeannette Hubbard, CFA	Research Analyst	03/2009
Bhavik Kothari, CFA	Research Analyst	03/2009
John Loesch, CFA	Research Analyst	03/2009
Aaron Monroe, CFA	Research Analyst	12/2009
Nathan Palmer, CFA, CPA	Research Analyst	09/2011
Suken Patel, CFA	Research Analyst	03/2009
Kyle Schneider, CFA[1]	Research Analyst	03/2013
Tod Schneider, CFA, CPA	Research Analyst	11/2010
Richard Snowdon, CFA	Research Analyst	03/2009
Brad Stauffer, CFA	Research Analyst	03/2009

[1]	Effective March 28, 2013

Buying and Selling Fund Shares

Minimum Initial Investment

$500,000

Minimum Additional Investment

$100

To Place Orders

Mail:

Diamond Hill Research Opportunities Fund

P.O. Box 183179

Columbus, OH 43218-3179

Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Prospectus	February 28, 2013	Diamond Hill Funds

20

Diamond Hill Strategic Income Fund

Class	/ Ticker	Y	DSIYX

Investment Objective

The investment objective of the Diamond Hill Strategic Income Fund is high current income, preservation of capital and total return over a five-year time horizon.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class Y
Management fees	0.50%
Distribution (12b-1) fees	None
Other expenses	0.11%
Total annual fund operating expenses	0.61%

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$62	$195	$340	$762

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategy

The fund normally invests at least 80% of its net assets in corporate fixed income securities including investment grade and non-investment grade fixed income securities. Under normal circumstances, the fund will maintain a dollar-weighted effective duration of less than five years, although it may invest in individual fixed income securities with effective durations in excess of five years.

In addition to corporate bonds, the fund may invest in other debt securities, such as trust preferred securities, convertible securities, preferred stock, equity securities, U.S. Government and Agency securities, and mortgage or asset-backed securities. The fund will not typically invest more than 10% of its assets in securities rated at or below Caa1 by Moody’s, CCC+ by Standard & Poor’s or CCC by Fitch at time of purchase.

In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exists in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and capital appreciation in relation to the risk borne.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Fixed Income Risk  The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases.

Inflation Risk  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.

Credit Risk There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s

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financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

High Yield Risk  The fund may purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Securities Lending Risk  To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior performance for Class Y shares has been adjusted to reflect differences in sales charges between Class Y shares and Class A shares. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Class Y Annual Total Return years ended 12/31

Best Quarter:	2Q ‘09, +16.64%	Worst Quarter:	3Q ‘08, -12.28%

Average Annual Total Returns as of 12/31/12

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

	Inception Date of Class	One Year	Five Year	Ten Year
Class Y Return Taxes	12/30/2011	9.90%	8.09%	7.48%
Class Y Return after Taxes on Distributions		7.63%	5.83%	5.27%
Class Y Return after Taxes on Distributions and Sales of Fund Shares		6.38%	5.60%	5.16%
BofA Merrill Lynch U.S. Corporate and High Yield Index		11.37%	8.14%	7.19%
Consumer Price Index – All Urban Consumers from the Bureau of Labor Statistics plus 3%		4.74%	4.80%	5.41%
BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index		4.43%	6.03%	5.26%

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. The inception date for Class A is 9/30/2002. Class Y performance has been adjusted to reflect differences in sales charges.

Effective January 1, 2013, the Fund’s primary benchmark changed from the BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index to the BofA Merrill Lynch U.S. Corporate and High Yield Index as it is more representative of the Fund’s current holdings.

The BofA Merrill Lynch U.S. Corporate and High Yield Index tracks the performance of U.S. dollar denominated investment grade and below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must be rated by either Moody’s, S&P or Fitch and must have an investment grade rated country of risk, at least one year remaining term to final maturity, a fixed coupon schedule and a minimum outstanding of $250 million for investment grade securities and $100 million for below investment grade securities. Index constituents are capitalization weighted by outstanding issue.

The Fund’s secondary benchmark is the Consumer Price Index – All Urban Consumers from the Bureau of Labor Statistics (CPI) plus a 3 percent risk premium to correspond with the Fund’s long-term goals of achieving returns above the rate of inflation. The CPI is an economic metric that measures prices for a basket of goods and services sold to urban consumers. The index is considered a more accurate record of prices due to higher population density within the sales area.

The BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index includes a mixture of government bonds, corporate bonds and mortgage pass through securities of investment grade quality, having a maturity greater than or equal to one year.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

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Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

William Zox

Portfolio Manager

since 4/2006

Austin Hawley

Assistant Portfolio Manager

since 9/2010

Suken Patel

Assistant Portfolio Manager

since 2/2013

Buying and Selling Fund Shares

Minimum Initial Investment

$500,000

Minimum Additional Investment

$100

To Place Orders

Mail:

Diamond Hill Strategic Income Fund

P.O. Box 183179

Columbus, OH 43218-3179

Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Fund Details

Additional Information About Investment Strategies and Related Risks

Diamond Hill Small Cap Fund

The fund, under normal market conditions, invests at least 80% of its net assets in common stocks of U.S. companies with small market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

Diamond Hill Small-Mid Cap Fund

The fund, under normal market conditions, invests at least 80% of its net assets in common stocks of U.S. companies with small and medium market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

Diamond Hill Large Cap Fund

The fund, under normal market conditions, invests at least 80% of its net assets in common stocks of U.S. companies with large market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

Diamond Hill Select Fund

The fund, under normal market conditions, invests its assets in 30 to 40 select common stocks of U.S. companies of any size capitalization that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

Diamond Hill Long-Short Fund

The fund, under normal market conditions, invests its assets in U.S. equity securities of any size capitalization that the Adviser believes are undervalued and selling short equity securities of any size capitalization the Adviser believes are overvalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

Diamond Hill Research Opportunities Fund

The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that the Adviser believes to be undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

Diamond Hill Strategic Income Fund

Investment Strategy

The Adviser actively manages the Diamond Hill Strategic Income fund’s portfolio, seeking to limit fluctuation in the fund’s share price due to changes in market interest rates, while selecting investments that should offer current income based upon the Adviser’s credit analysis. The fund attempts to provide current income by selecting market sectors that offer risk/reward advantages based on structural risks and credit trends. Individual securities that are purchased by the fund are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the investments.

The fund invests primarily in income producing securities. The Adviser attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and debt securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk.

Principal Securities in Which the Fund Invests

The Adviser intends to achieve the fund’s objectives by investing in income producing securities. These securities include investment-grade and non-investment grade corporate debt securities, including notes, loans, bonds, debentures and commercial paper. The credit risks of corporate debt securities vary widely based on the strength of the issuer and the priority of repayment. For example, higher ranking (senior) debt securities have a higher repayment priority than lower ranking (subordinated) debt securities. The fund also will invest in convertible corporate bonds, U.S. Treasury and Agency securities, mortgage and asset-backed securities and inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The fund may invest in preferred stocks, including trust preferred and convertible preferred stocks. Preferred stocks are equity securities with rights superior to those of common stocks and convertible preferred stock is preferred stock of an issuer that may be convertible within a specified time period into a certain number of shares of common stock of the same or a different issuer.

Investment Risks

The main risks associated with investing in the funds are described below and in the Fund Summaries at the front of this prospectus.

General Risks  All mutual funds carry a certain amount of risk. You may lose money on your investment in the funds. The funds are subject to management risk because they are actively managed funds. The funds may not achieve their objective if the adviser’s expectations regarding particular securities or markets are not met.

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Equity Market Risk  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the funds or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the funds invest) may decline over short or extended periods of time. When the value of a fund’s securities goes down, your investment in the fund decreases in value.

Sector Risk  Because the fund’s portfolio is concentrated in the financial services sector, it is subject to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire sector. This may cause the fund’s net asset value to fluctuate more than that of a fund that does not concentrate in a particular industry. For example:

•

Extensive governmental regulation may limit both the amounts and types of loans and other financial commitments banks and other lending institutions can make, and the interest rates and fees they can charge.

•	Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change.

•

Credit losses resulting from financial difficulties of borrowers can negatively affect the banking industry, while underwriting losses (including catastrophic losses) can adversely influence the insurance industry.

Smaller Cap Company Risk  Investments in smaller companies involve greater risks than investments in larger, more established companies. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less-than-certain growth prospects of small and medium capitalization companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In addition, less frequent trading, with smaller volume than larger capitalization companies, may make it difficult for the fund to buy and sell shares of smaller companies. Also, the market price for smaller and medium capitalization companies tends to rise more in response to demand and fall more in response to selling pressure than is the case with larger capitalization companies. Further, smaller companies may lack depth of management, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.

Short Sale Risk  The Diamond Hill Long-Short Fund, the Diamond Hill Research Opportunities Fund and the Diamond Hill Strategic Income Fund may engage in short sales. When the Adviser believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the fund may make a profit and, conversely, if the security increases in value, the fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the fund will be able to close out the short position at any particular time or at an acceptable price. Although the fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short.

At any time that the fund has an open short sale position, the fund is required to segregate with its custodian (and to maintain such amount until the fund replaces the borrowed security) an amount of cash or U.S. Government securities or other liquid securities equal to the difference between (i) the current market value of the securities sold short and (ii) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, the fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. However, depending on arrangements made with the broker or custodian, the fund may not receive any payments (including interest) on the deposits made with the broker or custodian. These deposits do not have the effect of limiting the amount of money the fund may lose on a short sale—the fund’s possible losses may exceed the total amount of deposits. A fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the Long Short Fund’s net assets or 20% of the value of the Strategic Income Fund’s net assets.

The amount of any gain will be decreased and the amount of any loss increased by any premium or interest the fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of the fund’s investment in the security. For example, if the fund purchases a $10 security, the most that can be lost is $10. However, if the fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, thereby incurring a loss of $40.

As the Adviser adjusts the composition of the portfolio to deal with the risk discussed above, the fund may have a high portfolio turnover rate. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a fund’s performance. In addition, because of the asset segregation requirement, the fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemptions of fund shares.

Securities Lending Risk  To generate additional income, the funds may lend their portfolio securities to financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the fund receive cash collateral from the borrower equal to no less than 100% of the market value of the securities loaned. The fund may invest this cash collateral in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

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Illiquid Securities Risk  No fund will knowingly invest more than 15% of the value of its net assets in securities that are illiquid. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the fund. The price a fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. In addition, there may be no market or a limited market in which to sell illiquid securities.

Convertible Securities Risk  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Investment Company Risk  If a fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the fund invests in addition to the fund’s direct fees and expenses. The fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

ETF Risk  The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of a fund’s expenses and similar expenses of the underlying investment company when the fund invests in shares of another investment company.

High Portfolio Turnover Risk  A fund may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs, which may adversely affect the funds performance and may produce increased taxable distributions.

Redemption Risk  The Funds could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Temporary Defensive Position Risk  To respond to unusual circumstances, a fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the portfolio from meeting its investment objective.

Additional Investment Risks Particular to the Diamond Hill Strategic Income Fund

Fixed Income Risk  The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Inflation-Indexed Bonds  Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

High Yield Securities Risk  The Strategic Income Fund also may invest in non-investment grade bonds, also known as high yield securities or junk bonds. High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market for high yield securities is generally less active than the market for higher quality securities and the market price of these securities can change suddenly and unexpectedly.

Prepayment and Call Risk  The fund invests in mortgage-backed and asset-backed securities. The issuer of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the fund may have to reinvest in securities with a lower yield. The fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.”

Government Securities Risk  The fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. However, on September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury

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Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

Temporary Strategies

From time to time, each fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. During these times, the funds may invest up to 100% of their assets in cash and cash equivalents. For example, a fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. A fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. These investments may prevent a fund from achieving its investment objective. If a fund acquires securities of money market funds, the shareholders of the fund will be subject to duplicative management fees and other expenses.

Portfolio Holdings Disclosure

No later than 30 days after the end of each month, each fund will make available a complete uncertified schedule of its portfolio holdings as of the last day of that month. In addition to this monthly disclosure, each fund may also make publically available its portfolio holdings at other dates as may be determined from time to time. Not later than 60 days after the end of each quarter, each fund will make available a complete, certified schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the funds will post these schedules on the funds’ web site at www.diamond-hill.com.

Shareholders may request portfolio holdings schedules at no charge by calling 888-226-5595. A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio holdings is available in the Statement of Additional Information.

Management of the Funds

Diamond Hill Capital Management, Inc. (the “Adviser”), 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215, manages the day-to-day investment decisions of the funds and continuously reviews, supervises and administers each of the funds’ investment programs. The Adviser has been an investment adviser to individuals, pension and profit sharing plans, trusts, corporations and other institutions since June 1988. As of December 31, 2012, the Adviser managed approximately $9.4 billion in assets.

Pursuant to the investment advisory contract between the Adviser and the funds, the Adviser, subject to the supervision of the Board of Trustees and in conformity with the stated objective and policies of the funds, manages both the investment operations of the respective funds and the composition of such funds’ portfolios, including the purchase, retention and disposition of securities. In connection therewith, the Adviser is obligated to keep certain books and records of the funds. The Adviser also administers the corporate affairs of the funds, and in connection therewith, furnishes such funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the funds’ custodian, and the funds’ sub-administrator, sub-fund accountant and sub-transfer agent. The management services of the Adviser are not exclusive under the terms of the investment advisory contract and the Adviser is free to, and does, render management services to others.

The Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund and Diamond Hill Strategic Income Fund are authorized to pay the Adviser an annual fee equal to 0.80%, 0.75%, 0.55%, 0.70%, 0.90%, 1.00% and 0.50% respectively, of their average daily net assets.

Portfolio Managers

Fund	Portfolio Manager	Assistant Portfolio Manager(s)
Small Cap	Thomas Schindler	Christopher Welch Jason Downey
Small-Mid Cap	Christopher Welch	Thomas Schindler Christopher Bingaman
Large Cap	Charles Bath	Christopher Welch William Dierker
Select	William Dierker Austin Hawley Richard Snowdon
Long-Short	R.H. (Ric) Dillon Christopher Bingaman Charles Bath
Research Opportunities	Kapish Bhutani
Jason Downey Brian Fontanella
Igor Golalic
Austin Hawley
Jeannette Hubbard
Bhavik Kothari
John Loesch
Aaron Monroe
Nathan Palmer
Suken Patel
Kyle Schneider*
Tod Schneider
Richard Snowdon
Brad Stauffer
Strategic Income	William Zox	Austin Hawley Suken Patel

*	Effective 3/28/2013

The Portfolio Manager (PM) holds ultimate responsibility and accountability for the investment results of the portfolio and has full authority to make all investment decisions. The Assistant Portfolio Managers (APM) provides significant analytical support to the PM and serves as a backup to the PM with authority to make investment decisions when the PM is unavailable. The Diamond Hill Research Opportunities Fund is managed by a team of research analysts, each of whom holds ultimate responsibility and accountability for the investment results of their sleeve of the portfolio and has full authority to make all investment decisions.

Mr. Bath has a Bachelor of Science degree in Accounting from Miami University, a Master’s of Business Administration from The Ohio State University and holds the CFA designation. He has been the Managing Director – Equities for the Adviser since September 2002. From 1985 to September 2002, Mr. Bath was a senior portfolio manager for Gartmore Global Investments, a global investment firm affiliated with Nationwide Insurance, where he managed the Gartmore Total Return

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Fund. At the time of his departure from Gartmore, Mr. Bath was also managing three other funds; the four Gartmore funds he managed had combined total net assets of approximately $3.3 billion. Mr. Bath was first employed by Nationwide Insurance as an investment professional in 1982.

Mr. Bhutani has a Bachelor of Technology degree from Technological Institute of Textiles & Sciences (India), a Masters degree in Business Administration from the University of Maryland and holds the CFA designation. In addition, Mr. Bhutani received a Post Graduate Diploma in Business Management from the Institute of Management Technology (India). He has been an investment professional with the Adviser since October 2006. Mr. Bhutani currently serves as a Research Analyst for the Adviser, focusing on consumer staples. From 2003 to 2006, Mr. Bhutani was a Senior Investment Analyst with Ennis, Knupp & Associates. Prior to 2003, Mr. Bhutani attended graduate school and worked in sales and marketing with Hindustan Petroleum Corporation Limited (India).

Mr. Bingaman has a Bachelor of Arts degree in Finance (cum laude) from Hillsdale College, a Masters degree in Business Administration from the University of Notre Dame and holds the CFA designation. He has been an investment professional with the Adviser since March 2001. From 1998 to March 2001, Mr. Bingaman was a Senior Equity Analyst for Villanova Capital/Nationwide Insurance. In 1997, Mr. Bingaman was an Equity Analyst for Dillon Capital Management, an investment advisory firm.

Mr. Dierker has a B.S.B.A. in accounting from Xavier University and holds the CFA designation. He has been an investment professional with the Adviser since September 2006. From September 2004 to August 2006, Mr. Dierker was a Senior Portfolio Manager/Senior Vice President at Federated Investors. He was a Senior Portfolio Manager and Managing Director of the value equity team at Banc One Investment Advisers from April 2003 to September 2004. He served as an Investment Officer with Nationwide Insurance Enterprise from March 1998 through September 1999; as Vice President, Equity Securities with Nationwide from September 1999 to January 2002; and as Vice President/Portfolio Manager with Gartmore Global Investments, a subsidiary of Nationwide, from January 2002 to April 2003.

Mr. Dillon has a Masters degree in Business Administration from the University of Dayton, a B.S. degree and Master of Arts degree from The Ohio State University and holds the CFA designation. He has been President and Chief Investment Officer of the Adviser since May 2000. From 1997 to 2000, Mr. Dillon served as Vice President of Loomis Sayles & Co., an investment advisory firm. From 1993 to 1997, Mr. Dillon served as the President and Chief Investment Officer of Dillon Capital Management, an investment advisory firm.

Mr. Downey has a Bachelor of Arts degree in Economics and History from Ohio Wesleyan University (summa cum laude, with honors in Economics) and holds the CFA designation. He has been an investment professional with the Adviser since June 2002. Mr. Downey currently serves as a Research Analyst focusing on transportation and Sector Leader for the Adviser. From 2002 to 2006, Mr. Downey was an Analyst & Trader for the Adviser.

Mr. Fontanella has a Bachelor of Science degree in Finance from Miami University (cum laude) and holds the CFA designation. He has been an investment professional with the Adviser since January 2009. Mr. Fontanella currently serves as a Research Analyst for the Adviser focusing on health care. From 2007 to 2009, Mr. Fontanella was an Investment Analyst with J.P. Morgan Private Wealth Management. Prior to 2007, Mr. Fontanella was a student.

Mr. Golalic has a Bachelor of Arts degree in Business Administration and Philosophy from Lewis & Clark College, a Masters degree in

Business Administration from The Ohio State University and holds the CFA designation. He has been an investment professional with the Adviser since July 2008. Mr. Golalic currently serves as a Research Analyst focusing on health care and Sector Leader for the Adviser. From 2003 to 2008, Mr. Golalic was a Portfolio Manager and Senior Equity Analyst with Federated Investors. From 1999 to 2003, Mr. Golalic was a Senior Equity Analyst with the State Teachers Retirement System of Ohio.

Mr. Hawley has a Bachelor of Arts degree in History (cum laude) from Dartmouth College, a Masters degree in Business Administration (with distinction) from Tuck School of Business at Dartmouth College and holds the CFA designation. He has been an investment professional with the Adviser since August 2008. Mr. Hawley currently serves as a Research Analyst focusing on insurance and Assistant Sector Leader for the Adviser. From 2004 to 2008, Mr. Hawley was an Equity Analyst at Putnam Investments. Prior to 2004, Mr. Hawley attended graduate school and was an Investment Associate at Putnam Investments.

Ms. Hubbard has a Bachelor of Arts degree in English with an emphasis in Economics from the University of Colorado, a Masters in International Economic Development Policy from Stanford University and holds the CFA designation. She has been an investment professional with the Adviser since January 2007. Ms. Hubbard currently serves as a Research Analyst focusing on broadlines, apparel, luxury and consumer services and Co-Sector Leader for the Adviser. From 2003 to 2006, Ms. Hubbard was a member of the Global Securitization Strategy Group at ABN Amro/LaSalle Bank. From 2001 to 2003, Ms. Hubbard was a Senior Equity Research Analyst at Avondale Partners, LLC. From 2000-2001, Ms. Hubbard was a Vice President of Underwriting at The School Company, LLC. From 1996 to 2000, Ms. Hubbard was an Analyst and Assistant Treasurer at Prologis Trust.

Mr. Kothari has a Bachelor of Commerce degree from the University of Mumbai (Mumbai, India), a Masters degree in Business Administration from The Ohio State University and holds the CFA designation. In addition, Mr. Kothari received the Chartered Accountant designation from the Institute of Chartered Accountants of India (equivalent to CPA certification in the United States). He has been an investment professional with the Adviser since September 2004. Mr. Kothari currently serves as a Research Analyst focusing on media, leisure and internet and Co-Sector Leader for the Adviser. From 2004 to 2006, Mr. Kothari was an Analyst & Trader with Diamond Hill. Prior to 2004, Mr. Kothari attended graduate school and was an Associate Vice President with Kotak Mahindra Mutual Fund (Mumbai, India) and an Assistant Finance Manager with HDFC Bank Ltd. (Mumbai, India).

Mr. Loesch has a Bachelor of Science degree in Public Affairs with an emphasis in Public Financial Management from Indiana University, a Masters degree in Business Administration from the University of Notre Dame (cum laude) and holds the CFA designation. He has been an investment professional with the Adviser since May 2007. Mr. Loesch currently serves as a Research Analyst for the Adviser focusing on financials. From 2003 to 2006, Mr. Loesch was an Analyst with Nationwide Financial. From 2001 to 2003, Mr. Loesch served as a Financial Advisor with UBS Financial Services.

Mr. Monroe has a Bachelor of Science degree in Finance, Accounting and Economics from The Ohio State University (cum laude) and holds the CFA designation. He has been an investment professional with the Adviser since June 2007. Mr. Monroe currently serves as a Research Analyst for the Adviser focusing on lodging, restaurants and housing. From 2007 to 2008, Mr. Monroe served as an Equity Trader with the Adviser. From 2006 to 2007, Mr. Monroe was a Consulting Group Analyst with Smith Barney. In 2005, Mr. Monroe was an Associate with Duff & Phelps.

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Mr. Palmer has a Bachelor of Science degree in Accounting and Finance from The Ohio State University (summa cum laude, with honors) and a Masters of Accountancy from The Ohio State University (with distinction). He is a Certified Public Accountant and holds the CFA designation. He has been an investment professional with the Adviser since October 2009. Mr. Palmer currently serves as a Research Analyst for the Adviser focusing on software and computer services. From 2008 to 2009, Mr. Palmer was a Tax Consultant with Deloitte & Touche, LLP.

Mr. Patel has a Bachelor of Science degree in Finance from The Ohio State University and holds the CFA designation. He has been an investment professional with the Adviser since June 2006. Mr. Patel currently serves as a Research Analyst for the Adviser, focusing on energy. From 2005 to 2006, Mr. Patel served as an Equity Research Analyst with Victory Capital Management. From 2004 to 2005, Mr. Patel was a Merger & Acquisitions Analyst with KeyBanc Capital Markets.

Mr. Schindler has a Bachelor of Science degree in Finance from The Ohio State University (summa cum laude) and holds the CFA designation. He has been an investment professional with the Adviser since May 2000. From 1999 to 2000, Mr. Schindler served as a Portfolio Manager for Loomis Sayles & Co., an investment advisory firm. From 1997 to 1999, Mr. Schindler served as an investment analyst for Nationwide Insurance. From 1996 to 1997, Mr. Schindler served as an analyst for Dillon Capital Management, an investment advisory firm.

Mr. K. Schneider has a Bachelor of Science degree in Finance from The Ohio State University and holds the CFA designation. He has been an investment professional with the Adviser since 2011. Mr. Schneider currently serves as a Research Analyst for the Adviser focusing on health care. From 2007 to 2011, Mr. Schneider was a Financial Analyst and Supervisor for Citi Fund Services, Inc.

Mr. T. Schneider has a Bachelor of Science degree in Accounting from The Ohio State University (cum laude) and a Masters of Accountancy from The Ohio State University. He is a Certified Public Accountant and holds the CFA designation. He has been an investment professional with the Adviser since August 2008. Mr. Schneider currently serves as a Research Analyst for the Adviser focusing on specialty retail. From 2004 to 2008, Mr. Schneider was a Senior Associate in the Financial Services audit practice of PricewaterhouseCoopers.

Mr. Snowdon has a Bachelor of Arts degree in Economics and Organizational Behavior & Management from Brown University, a Masters degree in Business Administration (with distinction) from Northwestern University and holds the CFA designation. He has been an investment professional with the Adviser since August 2007. Mr. Snowdon currently serves as a Research Analyst focusing on semiconductors and data networking, Sector Leader and Director of Research for the Adviser. From 2003 to 2006, Mr. Snowdon served as a Board member and Consultant with Adams Rite Manufacturing. From 1997 to 2002, Mr. Snowdon was an Energy Trader/Vice President, Energy Trading for American Electric Power. From 1996 to 1997, Mr. Snowdon was a Junior Trader with Enron Corporation. From 1989 to 1994, Mr. Snowdon managed a chain of 40 independent World Oil gas stations.

Mr. Stauffer has a Bachelor of Science degree in Business Economics and Public Policy from Indiana University and holds the CFA designation. He has been an investment professional with the Adviser since January 2009. Mr. Stauffer currently serves as a Research Analyst for the Adviser focusing on industrials. From 2005 to 2009, Mr. Stauffer was a private investor. From 2000 to 2005, Mr. Stauffer was an Analyst and Assistant Portfolio Manager with Banc One Investment Advisors

Corporation. From 1988 to 2000, Mr. Stauffer was an Analyst and Portfolio Manager with the State Teachers Retirement System of Ohio.

Mr. Welch has a Bachelor of Arts degree in Economics from Yale University and holds the CFA designation. He has been an investment professional with the Adviser since November 2005. From 2004 to November 2005, Mr. Welch was a Portfolio Manager for Fiduciary Trust Company International, an investment management firm. From 1995 to 2002, Mr. Welch served as Portfolio Manager and Senior Equity Analyst for Nationwide Insurance and its mutual fund unit, Gartmore Global Investments.

Mr. Zox has a Bachelor of Arts degree from Williams College, a Juris Doctor degree from the Moritz College of Law at The Ohio State University and a Masters of Law degree from the University of Florida College of Law in taxation and holds the CFA designation. He has been an investment professional with the Adviser since January 2001. From 1993 to 2000, he was a tax associate and then a tax partner with the law firm of Schottenstein, Zox & Dunn Co., L.P.A.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation structure, other managed accounts and ownership of securities in their managed fund(s). A discussion of the basis for the Board of Trustees’ approval of the funds’ advisory agreement is in the Diamond Hill Funds’ (the “Trust”) Semi-Annual Report.

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Your Account

Pricing Your Shares

When you buy and sell shares of a fund, the price of the shares is based on the fund’s net asset value per share (“NAV”) next determined after the order is received. The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern time (“ET”)) on each day the New York Stock Exchange (“NYSE”) is open for business. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received by the fund or an authorized agent of the fund after the NYSE closes will be effective the following business day. A separate NAV is calculated for each share class of a fund. The NAV for a class is calculated by dividing the value of the fund’s total assets (including interest and dividends accrued but not yet received), allocable to such class, minus liabilities (including accrued expenses) allocable to such class, by the total number of that class’ shares outstanding. The market value of a fund’s investments is determined primarily on the basis of readily available market quotations. Short-term investments in fixed income securities with maturities of less than 61 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, unless it is determined that such practice does not approximate market value.

If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the fund’s Board of Trustees. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Foreign markets in which the funds buy securities may be open on days the U.S. markets are closed, causing the fund’s NAV to change even though the fund is closed. In addition, securities trading on foreign markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the foreign market, bur prior to the close of the U.S. market. Fair valuation of the fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund’s NAV by short term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

If you purchase shares of any of the funds through a Processing Organization, as discussed below, it is the responsibility of the authorized agent to transmit properly completed purchase orders so that they will be received timely by the Trust. Any change in price due to the failure of the Trust to receive an order timely must be settled between the investor and the authorized agent placing the order.

How to Purchase Shares

The funds will generally not accept direct investments from foreign investors (e.g. foreign financial institutions, non-U.S. persons). However, the funds may accept such investments through financial intermediaries, and if it does, the fund, through the financial intermediary, is required to conduct due diligence on such foreign investors as required under Section 312 of the USA Patriot Act. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the funds. This prospectus does not address in detail the tax consequences affecting any shareholder who, as to the U.S., is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership.

Class Y shares are available for purchase by institutional investors such as corporations, pension and profit share or defined contribution plans, non-profit organizations, charitable trusts, foundations and endowments. Class Y shares may also be purchased through financial intermediaries authorized to act in an investment advisory capacity if each underlying investor qualifies and meets the initial investment minimum and where the investor, plan or program for which the shares are being acquired will not require a fund to make any sub-transfer agent, service, networking, or other administrative payments to any third party. Class Y shares have no ongoing shareholder service fees.

Minimum initial investment amount for Class Y is $500,000. If a financial intermediary maintains an Omnibus Account in Class Y shares, each subaccount underlying the Omnibus Account must meet the minimum initial investment in order for the Omnibus Account to be eligible to own Class Y shares. The fund may waive the investment minimums for corporate participant-directed retirement accounts (such as 401(k) accounts) and in other circumstances as it may judge appropriate.

All investments and exchanges are subject to approval by the fund and the fund reserves the right to reject any purchase or exchange of shares at any time.

Class Y shares of a Fund may not be available in every state.

Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the fund

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reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

Fund Supermarkets and Clearing Organizations

You may purchase shares of the funds through a fund supermarket or clearing organization, which is a broker-dealer, bank or other financial institution that purchases shares for its customers (Processing Organization). Some of the funds have authorized certain processing organizations to receive purchase and sale orders on their behalf. Before investing in the funds through a Processing Organization, you should read carefully any materials provided by the Processing Organization together with this prospectus.

When shares are purchased this way, there may be various differences. The Processing Organization may:

•	Charge a fee for its services.

•	Act as the shareholder of record of the shares.

•	Set different minimum initial and additional investment requirements.

•	Impose other charges and restrictions.

•	Designate intermediaries to accept purchase and sale orders on the fund’s behalf.

•	Impose an earlier cut-off time for purchase and redemption requests.

The Trust considers a purchase or sale order as received when an authorized Processing Organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the respective fund’s net asset value next computed after such order is received in proper form. It is the responsibility of the authorized agent to transmit properly completed purchase orders so that they will be received timely by the Trust.

Shares held through a Processing Organization may be transferred into your name following procedures established by your Processing Organization and the Trust. Certain Processing Organizations may receive compensation from the Trust, the Adviser or their affiliates.

Fund Direct Purchase

You may also make a direct initial investment by following these steps:

•	Complete and sign an investment application form which you can request by calling the fund at 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. ET on days the funds are open for business.

•

Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the fund in which you are investing. We do not accept third party checks, travelers’ checks, cash, money orders, credit card convenience checks or “starter” checks.

•	Mail the application and check to:

(Fund Name)

P.O. Box 183179

Columbus, OH 43218-3179

To purchase shares of a fund by wire, call the fund at 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. ET on days the funds are open for business for instructions. A fund will accept wire orders only on a day on which the fund, the Custodian and the Transfer Agent are open for business. A wire purchase will be considered made when the wired money is received and the purchase is accepted by the fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the funds may charge a fee in the future.

Additional Compensation to Financial Intermediaries

The funds’ Distributor, its affiliates, and Diamond Hill Capital Management, Inc., the Adviser and Administrator, may at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Diamond Hill Funds. For this purpose, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These additional cash payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Diamond Hill Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Diamond Hill Fund shareholders. The Adviser does not intend to make any administrative payments or ongoing shareholder service fees for Class Y shares.

Other Purchase Information

The funds reserve the right to limit the amount of purchases and to refuse to sell to any person. When purchasing shares of the funds by check, the check must be made out to the applicable fund, or the Trust, as the payee. If your check or wire does not clear, you will be responsible for any loss incurred by a fund. If you are already a shareholder of a fund, we reserve the right to redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred or money owed to the Trust. You may be prohibited or restricted from making future purchases in the funds.

How to Redeem Shares

You may redeem all or part of your investment in a fund on any day that the NYSE is open for trading, subject to certain restrictions described below. Redemption requests received by a fund or an authorized agent of the fund before 4:00 p.m. ET. (or before the NYSE closes before 4:00 p.m. ET.) will be effective that day. The price you will receive when you redeem your shares will be the NAV (less any applicable sales charges) next determined after the fund receives your properly completed order to sell. You may receive proceeds of your sale in a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the fund’s securities at the time of your sale. A broker may charge a transaction fee to redeem shares. The fund may charge $9 for wire redemptions. Any charges for wire redemptions will be deducted from your fund by redemption of shares.

By Mail  To redeem, any part of your account in a fund by mail, send a written request, with the following information, to:

(Fund Name)

P.O. Box 183179

Columbus, OH 43218-3179

•	the fund name;

•	your account number;

•	the name(s) on your account;

•	your address;

•	the dollar amount or number of shares you wish to redeem;

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•	the signature of all registered account owners, signed in the exact name(s) and any special capacity in which they are registered; and

•	the Federal tax withholding election (for retirement accounts),

•	If the shares to be redeemed have a value of $100,000 or more, your signature(s) must be guaranteed by an original Medallion Signature Guarantee by an eligible guarantor institution outlined below,

•

You must request the redemption in writing with your signature guaranteed by a Medallion Signature Guarantee, regardless of the value of the shares being redeemed if: the address on your account has been changed within 30 days of your redemption request; the check is not being mailed to the address on your account; the check is not being made payable to the owner(s) of the account; the redemption proceeds are being transferred to another fund account with a different registration or; the redemption proceeds are being wired to bank instructions currently not on your account.

We accept original signature guarantees from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings and loan associations participating in a Medallion program. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THESE PROGRAMS WILL NOT BE ACCEPTED. In certain instances, we may require you to furnish additional legal documents to insure proper authorization.

By Telephone  If you have completed the Optional Telephone Redemption and Exchange section of your investment application, you may sell any part of your account by calling the fund at 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. ET on days the funds are open for business. IRA accounts are not redeemable by telephone.

Neither the funds, the Transfer Agent nor the Custodian will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The fund or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions and/or digital recording telephone instructions.

We may terminate the telephone sale procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us, although we have never experienced difficulties in receiving or in a timely fashion responding to telephone requests. If you are unable to reach us by telephone, you may request a sale by mail. An original Medallion Signature Guarantee is required for any telephone redemption request for an amount of $100,000 or more. A telephone redemption request for an amount of $100,000 or more will not be processed until the Medallion Signature Guarantee is received by the Transfer Agent.

Additional Information  Redemptions will be remitted to the record holder at the address of record or to bank accounts of the shareholder that have been previously designated by the shareholder. If you are not certain of the requirements for a sale please call the fund at 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. ET on days the funds are open for business. We cannot accept, and will return, requests specifying a certain date or share price. The funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as ten business days. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend sales or postpone payment dates.

Generally, all redemptions will be for cash. However, the funds reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a fund and its remaining shareholders.

Accounts with Low Balances  Maintaining small accounts is costly for the fund and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the fund’s minimum.

•

If the value of your account falls below $2,500 you are generally subject to a $5 quarterly fee. Shares from your account are redeemed each quarter to cover the fee, which is returned to the Administrator to offset small account expenses. The fund reserves the right to waive the quarterly fee.

•

The fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $2,500. In such cases, you will be notified and given at least 30 days to purchase additional shares before the account is closed.

•	The above involuntary redemptions constitute a sale of fund shares. You should consult your tax adviser concerning the tax consequences of involuntary redemptions.

How to Exchange Shares

You may exchange any or all of your shares in a fund for shares in another fund or another share class of the same fund, subject to the following conditions:

Exchanges of Class A Shares, Class C Shares and Class I Shares of the Fund  Class A shares, Class C shares and Class I shares can all be exchanged for Class Y shares of the same fund or a different fund, subject to any applicable CDSC charge, if the investment minimum and eligibility requirements of Class Y shares are met.

You may request the exchange by telephoning 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the funds are open for business or writing the fund at Diamond Hill Funds, P.O. Box 183179, Columbus, Ohio 43218-3179. Exchanges may be made only if the exchanging fund is registered in your state of residence. The exchange privilege does not constitute an offering or recommendation of a Fund. It is your responsibility to obtain and read a prospectus of the exchanging Fund before you make an exchange.

•	If you exchange shares into or out of a fund, the exchange is made at the NAV per share of each fund next determined after the exchange request is received,

In times of extreme economic or market conditions, exchanging fund shares by telephone may be difficult. To receive a specific day’s price, your letter or call must be received before that day’s close of the NYSE. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes.

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Exchanges will be accepted only if the registration of the two accounts is identical or the exchange instructions have a Medallion Signature Guarantee. The funds, the Transfer Agent and the Custodian are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. They will use reasonable procedures to confirm that telephone instructions are genuine. The exchange feature may be modified or discontinued at any time upon notice to you in accordance with federal securities laws.

Share Class Conversions  The Internal Revenue Service currently takes the position that a conversion/exchanges of share classes of the same fund is a nontaxable event. Conversion/exchanges of share classes between different funds is generally taxable.

How to Request Certain Non-Financial Transactions

The Funds will accept the STAMP’s Signature Validation Program (SVP) stamp for certain non-financial transactions. The SVP was introduced in response to requests from financial services institutions that rely upon the effectiveness of a signature guarantee when processing non-financial transactions for which the surety bond attached to a Medallion Signature Guarantee (MSG) would not apply. The SVP stamp carries its own separate surety bond that would apply to such non-financial transactions. The SVP stamp may be obtained from eligible members, including banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

This program enables the Funds to accept documents stamped with an SVP stamp in lieu of the MSG for non-financial transactions. The non-financial transactions for which the Funds can accept an SVP are: (1) change name; (2) add or change banking instructions; (3) add or change beneficiaries; (4) add or change authorized account traders; (5) add a Power of Attorney; (6) add or change Trustee; and (7) change UTMA/UGMA custodian.

In the event that your bank or financial institution does not participate in the SVP Stamp program, you should request that the guarantor use their Medallion Guarantee Stamp.

Market Timing Trading Policy

The Diamond Hill Funds do not authorize, and use reasonable methods to discourage, short-term or excessive trading, often referred to as “market timing.” Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing or excessive trading may result in dilution of the value of fund shares held by long-term shareholders, disrupt portfolio management, and increase fund expenses for all shareholders. The funds will take reasonable steps to discourage excessive short-term trading and the funds’ Board of Trustees has adopted the following policies and procedures with respect to market timing. The funds will monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If a fund has reason to believe that a shareholder has engaged in excessive short-term trading, the fund may ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts. In addition to rejecting purchase orders in connection with suspected market timing activities, the funds can reject a purchase order for any reason. While the funds cannot assure the prevention of all excessive trading and market timing, by making these judgments the funds believe they are acting in a manner that is in the best interests of shareholders.

Market timers may disrupt portfolio management and harm fund performance. To the extent that the funds are unable to identify market timers effectively, long-term investors may be adversely affected.

Although the funds use a variety of methods to detect and deter market timing, due to the complexity involved in identifying excessive trading there is no assurance that the funds efforts will identify and eliminate all trades or trading practices that may be considered abusive. In accordance with Rule 22c-2 under the Investment Company Act of 1940, the Trust has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) adopt and enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Trust; (2) furnish the Trust, upon its request, with information regarding customer trading activities in shares of the Trust; and (3) enforce its market-timing policy with respect to customers identified by the Trust as having engaged in market timing. When information regarding transactions in the Trust’s shares is requested by the Trust and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Trust has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Trust, to restrict or prohibit the indirect intermediary from purchasing shares of the Trust on behalf of other persons.

The funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. The funds have no arrangements to permit any investor to trade frequently in shares of the funds, nor will it enter into any such arrangements in the future.

Distribution and Taxes

The following information is provided to help you understand the income and capital gains you may earn while you own fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee the fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

Income and Capital Gain Distributions  The fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the fund generally pays no federal income tax on the income and gains it distributes to you. The Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund and Research Opportunities Fund expect to declare and distribute their net investment income, if any, to shareholders annually. The Strategic Income Fund expects to declare and distribute its net investment income, if any, to shareholders monthly. Capital gains, if any, may be distributed at least annually. The fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the fund. All income and capital gain distributions are automatically reinvested in shares of the fund unless you request cash distributions on your application or through a written request. If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the fund at the fund’s then-current NAV until you give the Trust different instructions.

Tax Considerations  If you are a taxable investor, dividends and capital gain distributions you receive from the fund, whether you reinvest your distributions in additional fund shares or receive them in cash, are subject to federal income tax, state taxes, and possibly local taxes:

•	distributions are taxable to you at either ordinary income or capital gains tax rates;

Prospectus	February 28, 2013	Diamond Hill Funds

33

•	distributions of short-term capital gains are taxable at ordinary income tax rates;

•	distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your fund shares;

•

under current law, for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gains tax rates, provided that certain holding period requirements are met;

•	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction, subject to certain limitations;

•	distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December; and

•

for taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax may be imposed on distributions you receive from the Funds and gains from selling, redeeming or exchanging your shares.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). The fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the fund, from ascertaining with certainty, until after the calendar year end, the final amount and character of distributions the fund has received on its investments during the prior calendar year. Prior to issuing your statement, the fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If you are a taxable investor and invest in the fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares  Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Diamond Hill Fund to another is the same as a sale. Under current law, for individuals, any long-term capital gains you realize from selling fund shares are taxed at your applicable tax rate for long-term capital gains. Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions  Distributions and gains from the sale or exchange of your fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by the fund to non-U.S. investors will terminate and no longer be available for dividends paid by the fund with respect to its taxable years beginning after December 31, 2013, unless such exemptions are extended or made permanent.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts  When you invest in the fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding  By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding (currently, at a rate of 28%) if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the fund.

Householding

To reduce expenses, we mail only one copy of the funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the funds at 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. ET on days the funds are open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

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Financial Highlights

Selected data for a share outstanding throughout the periods indicated

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or, if shorter, the period of the funds’ operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the funds (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request.

Small Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund Class Y(D)	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)	Net assets at end of period (000's)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(B)
For the year ended December 31, 2012	$23.27	0.20	(C)	2.88	3.08	(0.20)	(0.95)	(1.15)	$25.20	13.34%	$63,439	0.91%	0.82%	13%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(D)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering and investment operations on January 3, 2012.

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Small-Mid Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund Class Y(D)	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)	Net assets at end of period (000's)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(B)
For the year ended December 31, 2012	$11.78	0.09	(C)	1.77	1.86	(0.06)	(0.38)	(0.44)	$13.20	15.84%	$30,940	0.86%	0.68%	26%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(D)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering and investment operations on January 3, 2012.

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Large Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund Class Y(D)	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)	Net assets at end of period (000's)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(B)
For the year ended December 31, 2012	$15.01	0.30	(C)	1.62	1.92	(0.28)	(0.05)	(0.33)	$16.60	12.79%	$224,073	0.66%	1.87%	28%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(D)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering and investment operations on January 3, 2012.

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Select Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Select Fund Class Y(D)	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of gross expenses to average net assets	Portfolio turnover rate(B)
For the year ended December 31, 2012	$9.68	0.17	(C)	0.96	1.13	(0.13)	(0.25)	(0.38)	$10.43	11.69%	$5,788	0.81%	1.62%	0.81%	38%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(D)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering and investment operations on January 3, 2012.

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Long-Short Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund Class Y(D)	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)	Net assets at end of period (000's)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of total expenses to average net assets, excluding expenses and fees on securities sold short	Portfolio turnover rate(B)
For the year ended December 31, 2012	$16.93	0.14	(C)	1.37	1.51	(0.09)	-	(0.09)	$18.35	8.95%	$83,409	1.35%	0.79%	1.01%	39%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(D)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering and investment operations on January 3, 2012.

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Research Opportunities Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Research Opportunities Fund Class Y(D)	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net Asset Value, End of period	Total return(A)	Net assets at end of period (000's)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of total expenses to average net assets, excluding expenses and fees on securities sold short	Portfolio turnover rate(B)
For the year ended December 31, 2012	$16.60	0.08	(C)	1.94	2.02	(0.07)	(0.19)	(0.26)	$18.36	12.17%	$11,572	1.23%	0.45%	1.13%	35%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(D)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering and investment operations on January 3, 2012.

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Strategic Income Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Strategic Income Fund Class Y(D)	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value at end of period	Total return(A)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of gross expenses to average net assets	Portfolio turnover rate(B)
For the year ended December 31, 2012	$10.77	0.66	(C)	0.38	1.04	(0.66)	-	(0.66)	$11.15	9.90%	$2,515	0.62%	5.95%	0.62%	33%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(D)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering and investment operations on January 3, 2012.

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Investment Adviser

Diamond Hill Capital Management, Inc.

325 John H. McConnell Boulevard, Suite 200

Columbus, Ohio 43215

Custodian

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

Independent Registered Public Accounting Firm

Ernst & Young LLP

1900 Scripps Center

312 Walnut Street

Cincinnati, Ohio 45202

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

BHIL Distributors, Inc.

4041 N. High Street, Suite 402

Columbus, OH 43214

For Additional Information, call

Diamond Hill Funds

Toll Free 888-226-5595

To Learn More

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on fund policies and operations. Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders. The funds’ annual report contains management’s discussion of market conditions and investment strategies that significantly affected the funds’ performance during its last fiscal year.

Call the funds at 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. ET on days the funds are open for business to request free copies of the SAI and the funds’ annual and semi-annual reports, to request other information about the funds and to make shareholder inquiries.

The funds’ SAI, annual and semi-annual reports to shareholders are also available, free of charge, on the funds’ Internet site at www.diamond-hill.com.

You may review and copy information about a fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 202-551-8090 for room hours and operation. You may also obtain reports and other information about a fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1090.

Investment Company Act #811-8061

325 John H. McConnell Blvd, Suite 200 Columbus, OH 43215	STATPRO Y 022813

Statement of Additional Information

February 28, 2013

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

Diamond Hill Strategic Income Fund

(Each a Fund or Series of Diamond Hill Funds)

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus dated February 28, 2013. This SAI incorporates by reference the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2012 (“Annual Report”). A free copy of the Prospectuses or the Annual Report can be obtained by writing the Transfer Agent at P.O. Box 183179, Columbus, OH 43218-3179 or by calling 1-888-226-5595.

	Class A	Class C	Class I	Class Y
Diamond Hill Small Cap Fund	DHSCX	DHSMX	DHSIX	DHSYX
Diamond Hill Small-Mid Cap Fund	DHMAX	DHMCX	DHMIX	DHMYX
Diamond Hill Large Cap Fund	DHLAX	DHLCX	DHLRX	DHLYX
Diamond Hill Select Fund	DHTAX	DHTCX	DHLTX	DHTYX
Diamond Hill Long-Short Fund	DIAMX	DHFCX	DHLSX	DIAYX
Diamond Hill Research Opportunities Fund	DHROX	DROCX	DROIX	DROYX
Diamond Hill Financial Long-Short Fund	BANCX	BSGCX	DHFSX	N/A
Diamond Hill Strategic Income Fund	DSIAX	DSICX	DHSTX	DSIYX

DESCRIPTION OF THE TRUST

Diamond Hill Funds (the “Trust”) currently offers eight series of shares, Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, Diamond Hill Financial Long-Short Fund and Diamond Hill Strategic Income Fund (individually a “Fund” and collectively the “Funds”). The Trust is an open-end investment company of the management type registered under the Investment Company Act of 1940, as amended (“1940 Act”), and was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 14, 1997, as amended and restated May 28, 1997 and August 21, 2012 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value (the “Shares”). Each of the Funds is diversified, as defined in the 1940 Act.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of a Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of a Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund’s shareholders.

The differing sales charges and other expenses applicable to the different classes of a Fund’s shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques each may use. Unless noted, each of the Funds may make the following investments.

A.	Equity Securities

All of the Funds may invest in equity securities. Equity securities consist of common and preferred stocks, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Preferred stock is a class of ownership in a corporation that has a higher claim on the assets and earnings than common stock. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Equity securities include S&P Depositary Receipts (“SPDRs”) and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stock included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments may track the movement of other stock indexes.

A Fund may invest in foreign equity securities by purchasing American Depositary Receipts (“ADRs”). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that a Fund does invest in ADRs, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of a Fund will fluctuate. Securities in a Fund’s portfolio may decrease in value or not increase as much as the market as a whole. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

At times, a portion of a Fund may be invested in companies with short operating histories (“new issuers”) and in initial public offerings (“IPOs”), and such investments could be considered speculative. New issuers are relatively unseasoned and may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. New issuers will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. To the extent a Fund invests in smaller capitalization companies, the Fund will also be subject to the risks associated with such companies. Smaller capitalization companies, IPOs and new issuers may experience lower trading volumes than larger capitalization, established companies and may experience higher growth rates and higher failure rates than larger capitalization companies. Smaller capitalization companies, IPOs and new issuers also may have limited product lines, markets or financial resources and may lack management depth.

B.	Repurchase Agreements

All of the Funds may invest in repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from a seller, also known as the repurchase agreement counterparty, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent under U.S. law and there may be no controlling legal precedents under the laws of certain foreign jurisdictions confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although (with respect to repurchase agreements subject to U.S. law) the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered by the SEC to be loans by the Fund under the 1940 Act.

Repurchase agreement counterparties include Federal Reserve member banks with assets in excess of $1 billion and registered broker dealers that the Adviser deems creditworthy under guidelines approved by the Board of Trustees.

C.	Leveraging

Each of the Funds may borrow up to 33 percent of the value of its total assets from banks to increase its holdings of portfolio securities. Under the Investment Company Act of 1940, as amended, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient Fund holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund’s holdings may be disadvantageous from an investment standpoint. Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of Fund shares. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for a Fund, which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced. The Funds also may achieve leverage by engaging in the following types of transactions: short sales, futures, swaps, and writing call and put options. Each of these transactions is discussed in more detail below.

D.	Short Sales

The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund and Strategic Income Fund may each engage in short sales. When a Fund’s Adviser believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the Fund may make a profit and, conversely, if the security increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short.

At any time that a Fund has an open short sale position, the Fund is required to segregate with the Custodian (and to maintain such amount until the Fund replaces the borrowed security) an amount of cash or U.S. Government securities or other liquid securities equal to the difference between (i) the current market value of the securities sold short and (ii) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. However, depending on arrangements made with the broker or Custodian, the

Fund may not receive any payments (including interest) on the deposits made with the broker or Custodian. These deposits do not have the effect of limiting the amount of money the Fund may lose on a short sale – the Fund’s possible losses may exceed the total amount of deposits. The Long Short Fund and the Financial Long-Short Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the Fund’s net assets. The Strategic Income Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold exceeds 20% of the value of the Fund’s net assets.

The amount of any gain will be decreased and the amount of any loss increased by any premium or interest a Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of the Fund’s investment in the security. For example, if the Fund purchases a $10 security, the most that can be lost is $10. However, if the Fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, thereby incurring a loss of $40.

Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to a Fund. In addition, because of the asset segregation requirement, the Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemptions of Fund shares.

E.	Real Estate Investment Trusts (REITs)

All of the Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs generally are classified as equity REITs, mortgage REITs or hybrid REITs. An equity REIT, which owns properties, generates income from rental and lease properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs are designed to strike a balance between equity investments and mortgage-backed investments and derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.

The value of real estate securities in general and REITs in particular, will depend on the value of the underlying properties or the underlying loans or interests. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Funds, though not invested directly in real estate, still are subject to the risks associated with investing in real estate, which include:

•	possible declines in the value of real estate
•	risks related to general and local economic conditions
•	possible lack of availability of mortgage funds
•	overbuilding
•	changes in interest rates
•	environmental problems

Investing in REITs involves certain risks in addition to those risks associated with investing in the real estate industry in general, which include:

•	dependency upon management skills
•	limited diversification
•	the risks of financing projects

•	heavy cash flow dependency
•	default by borrowers
•	self-liquidation
•	possibility of failing to maintain exemptions from the Investment Company Act of 1940
•	in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

F.	U.S. Treasury Obligations

All of the Funds may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Coupon Under Book Entry Safekeeping (“CUBES”). The Funds may also invest in Inflation Indexed Treasury Obligations.

G.	Options Transactions

Derivative contracts are financial instruments that require payments based upon changes in the values of underlying securities, currencies, commodities, financial indices or other assets. Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund’s exposure to interest rate and currency risks, and also may expose the Fund to liquidity and leverage risks. Over-the-counter (“OTC”) contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. The Funds may invest in futures contracts, options and swaps, all of which are considered to be derivatives. See Futures Contracts and Swap and Related Swap transactions sections in this SAI.

All of the Funds may write (sell) “covered” call options and purchase covered put options, and purchase call and write put options to close out options previously entered into by the Funds. The purpose of writing covered call options and purchasing covered put options will be to reduce the effect of price fluctuations of the securities owned by a Fund (and involved in the options) on a Fund’s net asset value per share. Although additional revenue may be generated through the use of covered call options, the Adviser does not consider the additional revenues that may be generated as the primary reason for writing covered call options.

The value of options held by a Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When a Fund writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under options contracts. The successful use of exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options traded over-the-counter, the Fund is at risk that the other party to the transaction may default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity.

A call option gives the holder (buyer) the “right to purchase” a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer’s obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the clearing corporation and of the Exchanges.

A put option gives the holder (buyer) the “right to sell” a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A Fund will only write covered call options and purchase covered put options. This means that a Fund will only write a call option or purchase a put option on a security that a Fund already owns. A Fund will not write call options on when-issued securities. A Fund will not write a covered call option or purchase a put option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options exceeds 25% of the market value of a Fund’s total assets.

Portfolio securities on which put options will be purchased and call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund’s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which a Fund will not do), but capable of enhancing a Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option that a Fund has written expires, that Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. A Fund will purchase put options involving portfolio securities only when the Adviser believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell the portfolio security. Therefore, the purchase of put options will be utilized to protect a Fund’s holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The security covering the call or put option will be maintained in a segregated account with a Fund’s custodian. A Fund does not consider a security covered by a call or put option to be “pledged” as that term is used in a Fund’s policy which limits the pledging or mortgaging of its assets.

The premium received is the market value of an option. The premium a Fund will receive from writing a call option, or which a Fund will pay when purchasing a put option, will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the regular session of trading on the New York Stock Exchange) or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option. The premium paid by a Fund when purchasing a put option will be recorded as an asset of the Fund. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the regular session of trading on the New York Stock Exchange) or, in the absence of such sale, the latest bid price. The assets will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

A Fund will only purchase a call option to close out a covered call option it has written. A Fund will only write a put option to close out a put option it has purchased. Such closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold. When a Fund writes a covered call option, or purchases a put option, it runs the risk of not being able to participate in the appreciation of the underlying security above the exercise price, as well as the risk of being required to hold onto securities that are depreciating in value. A Fund will pay transaction costs in connection with the writing or purchasing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option; however, any loss so incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

A Fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While a Fund would look to the Clearing Corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option transaction with the dealer to which the Fund originally wrote the option. While a Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the contra party, a Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such a sale might be advantageous. The Staff of the Securities and Exchange Commission has taken the position that purchased dealer options and the assets used to secure written dealer options are illiquid securities. Accordingly, a Fund will treat dealer options as subject to the Fund’s limitation on investments in illiquid securities. If the Commission or its staff changes its position on the liquidity of dealer options, a Fund will change its treatment of such instruments accordingly.

Certain option transactions have special tax results for a Fund. Listed non-equity options will be considered to have been closed out at the end of a Fund’s fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses would be characterized as 60% long-term capital gain or loss and 40%

short-term capital gain or loss regardless of the holding period of the option. In addition, losses on purchased puts and written covered calls, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold. The holding period of the securities covering these options will be deemed not to begin until the option is terminated. Losses on written covered calls and purchased puts on securities may be long-term capital losses, if the security covering the option was held for more than twelve months prior to the writing of the option.

H.	Illiquid Securities

Each of the Funds may invest up to 15% of its respective assets (valued at the purchase date) in illiquid securities. Illiquid securities generally include securities that cannot be disposed of within seven days and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. In addition, there may be no market or a limited market in which to sell illiquid securities.

I.	Restricted Securities

Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or 144A promulgated under the Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. Diamond Hill Capital Management, Inc. (the “Adviser” or the “Investment Adviser”) may determine that a restricted security is liquid.

J.	Investment Company Securities

Each Fund may invest in securities issued by other investment companies. Such securities will be acquired by a Fund within the limits prescribed by the 1940 Act. Because other investment companies employ an investment adviser and have other costs associated with their operation, such investments by a Fund may cause shareholders to bear duplicate fees.

Each Fund may also invest in various exchange traded funds (“ETFs”) and closed-end funds, subject to the Fund’s investment objective, policies and strategies. Closed-end investment companies are a type of investment company, the shares of which are not redeemable by the issuing investment company. The value of the shares is set by the transactions on the secondary market and may be higher or lower than the value of the portfolio securities that make up the closed-end investment company. A Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in a Fund.

Closed-end investment companies may trade infrequently, with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. Closed-end funds may trade at a premium or discount which means that the price in the secondary market may be higher or lower than the calculated net asset value.

Closed-end investment companies may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on the Fund’s investment, but at the same time the closed-end fund may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Closed-end funds in which a Fund invests may issue auction preferred shares (“APS”). The dividend rate for the APS normally is set through an auction process. In the auction, holders of APS may indicate the dividend rate at which they would be willing to hold or sell their APS or purchase additional APS. The auction also provides liquidity for the sale of APS. A Fund may not be able to sell its APS at an auction if the auction fails. An auction fails if there are more APS offered for sale than there are buyers. A closed-end fund may not be obligated to purchase APS in an auction or otherwise, nor may the closed-end fund be required to redeem APS in the event of a failed auction. As a result, the Fund’s investment in APS may be illiquid. In addition, if a Fund buys APS or elects to retain APS without specifying a dividend rate below which it would not wish to buy or continue to hold those APS, a Fund could receive a lower rate of return on its APS than the market rate.

The price movement of an ETF may not track the underlying index and may result in a loss. Both ETFs and closed-end funds, like stocks, trade on exchanges such as the NYSE. Both are priced continuously and trade throughout the day.

K.	Corporate Debt Securities

Each Fund may invest in debt securities of corporate issuers. In addition to corporate bonds, each Fund may invest in debt securities such as trust preferred securities, convertible securities, preferred stock, equity securities, U.S. Government and Agency securities and mortgage or asset-backed securities. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. For example, higher ranking (senior) debt securities have a higher repayment priority than lower ranking (subordinated) debt securities. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Investments Unique to the Strategic Income Fund and Research Opportunities Fund

A.	Government Securities

Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association (“Ginnie Mae”) and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association (“Fannie Mae”), are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. However, on September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Each Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal. For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. government, investments unique to the Diamond Hill Strategic Income Fund and the Diamond Hill Research Opportunities Fund, see “Additional Information About Fund Investments and Risk Considerations – Mortgage-Related Securities” in this Statement of Additional Information.

B.	Commercial Paper

Commercial paper consists of promissory notes issued by corporations. Although such notes are generally unsecured, each Fund may also purchase secured commercial paper. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Each Fund only purchases commercial paper that is rated at the time of purchase in the highest or second highest rating category by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”) (such as A-2 or better by Standard & Poor’s Corporation (“S&P”), P-2 or better by Moody’s Investors Service, Inc. (“Moody’s”) or F-2 or better by Fitch IBCA (“Fitch”)) or if unrated, determined by the Adviser to be of comparable quality. Each Fund may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

C.	Mortgage-Related Securities

Mortgage-Backed Securities (CMOs and REMICs). Mortgage-backed securities include collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”). (A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgage obligations principally secured by interests in real property and other permitted investments).

Mortgage-backed securities are debt securities representing interests in pools of mortgage loans assembled for sale to investors by:

•	various governmental agencies such as Ginnie Mae;
•	government-related organizations such as Fannie Mae and Freddie Mac;
•	non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates that are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae’s guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Mac Certificates are not

guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

CMOs and guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. Each Fund does not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the “Mortgage Assets”). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as “Gold PCs.”

Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of the Fund’s investment policies.

CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across to different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or

REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs and REMIC Certificates include, among others, “parallel pay” CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

Limitations on the Use of Mortgage-Backed Securities. Each Fund may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. Each Fund may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by the Adviser to be of comparable quality.

Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (“IOS”), while the other class will receive all of the principal (“POS”). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. Government, under certain interest rate or prepayment rate scenarios, the Fund may lose money on investments in SMBS.

Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. The Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

Each Fund may invest in SMBS to enhance revenues or hedge against interest rate risk. Each Fund may only invest in SMBS issued or guaranteed by the U.S. government, its agencies or instrumentalities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund’s limitations on investments in illiquid securities.

Adjustable Rate Mortgage Loans. Each Fund may invest in adjustable rate mortgage loans (“ARMS”). Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “Maximum Adjustment”). Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM.

Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payment protect borrowers from unlimited interest rate and payment increases.

Certain adjustable rate mortgage loans may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other adjustable rate mortgage loans may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund’s portfolio and therefore in the net asset value of the Fund’s shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to “lock-in” a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.

Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.

Risks Factors of Mortgage-Related Securities

Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

Interest Rate Sensitivity. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage obligation. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgage obligation underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgage obligation and, therefore, it is not possible to predict accurately the security’s return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

Market Value. The market value of a Fund’s adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Fund invests will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

D.	Asset-Backed Securities

Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to asset-backed security holders on a pro rata basis.

Prepayment Risks. The issuers of asset-backed securities may be able to repay principal in advance if interest rates fall. Also, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. If asset-backed securities are pre-paid, a Fund may have to reinvest the proceeds from the securities at a lower rate. In addition, potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

E.	Variable and Floating Rate Instruments

Certain obligations purchased by a Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.

“Variable Amount Master Demand Notes” are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

The Fund may acquire “Variable and Floating Rate Instruments.” A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value.

A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Adviser under guidelines established by the Trust’s Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market, could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund will purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund’s assets at a favorable rate of return.

Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 15% of a Fund’s net assets only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand instruments that are not illiquid. If not rated, such instruments must be found by the Adviser, under guidelines established by the Trust’s Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.

F.	Bank Obligations

Bank obligations consist of bankers’ acceptances, certificates of deposit, and time deposits.

“Bankers’ Acceptances” are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances invested in by a Fund will be those guaranteed by domestic and foreign banks and savings and loan associations having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

“Certificates of Deposit” are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which are members of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, and in certificates of deposit of domestic savings and loan associations the deposits of which are insured by the Federal Deposit Insurance Corporation if, at the time of purchase, such institutions have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion.

Each Fund may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Each Fund may also invest in obligations (including banker’s acceptances and certificates of deposit) denominated in foreign currencies (see “Foreign Investments” herein).

“Time Deposits” are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. Each Fund utilizes demand deposits in connection with its day-to-day operations. Time deposits will be maintained only at banks or savings and loan associations from which the Fund could purchase certificates of deposit.

G.	Municipal Securities

Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, waterworks and sewer systems, and other utilities.

Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities.

In addition, certain debt obligations known as “Private Activity Bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide water, sewage and solid waste facilities; qualified residential rental projects; certain local electric, gas and other heating or cooling facilities; qualified hazardous waste facilities; high-speed intercity rail facilities; governmentally-owned airports, docks and wharves and mass transportation facilities; qualified mortgage; student loan and redevelopment bonds; and bonds used for certain organizations exempt from Federal income taxation.

Certain debt obligations known as “Industrial Development Bonds” under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities; sports facilities; industrial parks; convention or trade show facilities; airport, mass transit, port or parking facilities; air or water pollution control facilities; sewage or solid waste disposal facilities; and facilities for water supply.

Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual “volume cap.” The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

The two principal classifications of Municipal Securities consist of “general obligation” and “limited” (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond, if any, or to the credit of the underlying corporate user (and any guarantor). Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

Each Fund may also acquire “moral obligation” issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund may purchase short-term General Obligations Notes; Tax Anticipation Notes; Bond Anticipation Notes; Revenue Anticipation Notes; Project Notes; and other forms of short-term loans.

Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including general money market conditions; coupon rate; the financial condition of the issuer; general conditions of the municipal bond market; the size of a particular offering; the maturity of the obligations; and the rating of the issue.

The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

Municipal securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Risk Factors in Municipal Securities

Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934.

State and Federal Laws. An issuer’s obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations.

The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

Litigation and Current Developments. Such litigation or conditions may from time to time materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund’s Municipal Securities in the same manner.

H.	Foreign Investments

The Strategic Income Fund and Research Opportunities Fund may invest in foreign securities and will be subject to risks not typically associated with domestic securities. Foreign investments, especially those of companies in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Although American Depositary Receipts and European Depositary Receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

The Strategic Income Fund and Research Opportunities Fund may invest in certain debt obligations or debt securities (e.g., bonds and commercial paper) of foreign issuers, including obligations of foreign branches of U.S. banks and obligations of foreign banks. Possible investments include, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers’ Acceptances, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, and Europaper.

The Research Opportunities Fund may also invest in foreign equity securities.

Risk Factors of Foreign Investments

Political and Exchange Risks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by the accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks.

Currency Risk. Foreign securities are typically denominated in foreign currencies. The value of the Fund’s investments denominated in foreign currencies and any funds held in foreign currencies will be affected by:

•	Changes in currency exchange rates;
•	The relative strength of those currencies and the U.S. dollar; and
•	Exchange control regulations.

Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund.

Limitations on the Use of Foreign Investments. Investments in all types of foreign obligations or securities will not exceed 20% of the net assets of a Fund.

I.	Short-Term Funding Agreements

To enhance yield, each Fund may make limited investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, each Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

Each Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by a Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the Fund only if, at the time of purchase, no more than 15% of the Fund’s net assets will be invested in short-term funding agreements and other illiquid securities.

J.	Structured Instruments

Each Fund may invest in structured instruments. Structured instruments are debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. Structured instruments are commonly considered to be derivatives.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns.

Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index or underlying obligation changes in a manner other than that expected by the Adviser, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture).

The terms of such structured instruments provide that their principal and/or interest payments are adjusted upwards or downwards to reflect changes in the reference index while the structured instruments are outstanding. In addition, the reference index may be used in determining when the principal is redeemed. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference index and the effect of changes in the reference index on principal and/or interest payment.

While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by the Adviser, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture). In that respect, the risks of default associated with structured instruments may be similar to those associated with swap contracts.

Each Fund will invest only in structured securities that are consistent with the Fund’s investment objective, policies and restrictions and the Adviser’s outlook on market conditions. In some cases, depending on the terms of the reference index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero; however, a Fund will not invest in structured instruments if the terms of the structured instrument provide that the Fund may be obligated to pay more than its initial investment in the structured instrument, or to repay any interest or principal that has already been collected or paid back.

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, the Fund’s ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. Each Fund will treat such instruments as illiquid, and will limit its investments in such instruments to no more than 15% of the Fund’s net assets, when combined with all other illiquid investments of the Fund.

K.	Fixed Income Securities

Each Fund invests in fixed income securities. Convertible securities and other debt securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of a Fund’s investments decreases. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Each Fund also may invest in non-investment grade bonds, also known as high yield securities or junk bonds. High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market for high yield securities is generally less active than the market for higher quality securities and the market price of these securities can change suddenly and unexpectedly.

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

L.	Master Limited Partnerships (MLPS)

MLPS’ are passive investment vehicles, in which 85% to 90% of operating profits and losses are usually passed through the ownership structure to the limited partners. This pass through creates passive income or losses, along with dividend and investment income. MLPS investment returns are enhanced during periods of declining/low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPS are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPS grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to transact accretive acquisitions.

Temporary Strategies

From time to time, each Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. A Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, a Fund may not achieve its investment objective. If a Fund acquires securities of money market funds, the shareholders of the Fund will be subject to duplicative management fees and other expenses.

INVESTMENT LIMITATIONS

Fundamental . The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term “majority” of the outstanding shares of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices that may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered nonfundamental (“Nonfundamental”).

1. Borrowing Money. A Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. A Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

3. Underwriting. A Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. A Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. A Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. A Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund and Diamond Hill Strategic Income Fund will not invest 25% or more of their respective total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto. The Diamond Hill Financial Long-Short Fund will invest 25% or more of its total assets in the financial services industry.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

With respect to paragraph 1 above, if asset coverage on borrowing at any time falls below 300% for any fund, within three days (or such longer period as the SEC may prescribe by rule or regulation) that fund shall reduce the amount of its borrowings to the extent that asset coverage of such borrowings will be at least 300%.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Nonfundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Nonfundamental (see “Investment Restrictions” above).

1. Pledging. A Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any of its assets except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. A Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3. Margin Purchases. A Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

4. Options. A Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

5. Reverse Repurchase Agreements. A Fund will not enter into reverse repurchase agreements.

SHARES OF THE FUNDS

The Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, Diamond Hill Financial Long-Short Fund and Diamond Hill Strategic Income Fund each are registered to offer Class A, Class C and Class I shares. The Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund and Diamond Hill Strategic Income Fund each are registered to offer Class Y shares. All classes of shares represent an interest in the same portfolio of investments of a Fund and have the same rights, except that each class has exclusive voting rights with respect to its Rule 12b-1 distribution plan. The net asset value per share of each of the classes is expected to differ from time to time.

•	Class A Shares

Class A Shares are available to the general public and may also be purchased through financial intermediaries that have entered into agreements with Diamond Hill Funds or its agents.

The public offering price for Class A shares of the Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund and Diamond Hill Financial Long-Short Fund is the next determined NAV plus a sales charge as shown in the following table.

	Sales Charge as % of		Financial Intermediary Commission as % of Public Offering Price
Amount of Investment	Public Offering Price	Net Amount Invested
Less than $100,000	5.00%	5.26%	4.50%
$100,000 but less than $250,000	4.00%	4.17%	3.75%
$250,000 but less than $500,000	3.00%	3.09%	2.75%
$500,000 but less than $750,000	2.00%	2.04%	1.75%
$750,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	None

The public offering price for Class A shares of the Diamond Hill Strategic Income Fund is the next determined NAV plus a sales charge as shown in the following table.

	Sales Charge as % of		Financial Intermediary Commission as % of Public Offering Price
Amount of Investment	Public Offering Price	Net Amount Invested
Less than $100,000	3.50%	3.63%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.50%
$250,000 but less than $500,000	2.00%	2.04%	1.75%
$500,000 but less than $750,000	1.25%	1.27%	1.00%
$750,000 but less than $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	None	None	None

The Diamond Hill Funds permit you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the Diamond Hill Funds in which you invest (as described below) even if such Diamond Hill Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all Diamond Hill Funds to be held in accounts owned by your spouse or children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the Funds that you would like to have one or more Diamond Hill Funds linked together for purposes of reducing the initial sales charge.

•

Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A and Class C holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A or Class C Shares of a Diamond Hill Fund held in:

1.	Your account(s);
2.	Your spouse’s account(s);
3.	Joint accounts with qualified spouse;
4.	Account(s) of children under the age of 21 who share your residential address;
5.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;
6.	Solely controlled business accounts; and
7.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any reduction in the initial sales charge, you must, before purchasing Class A shares, inform your Financial Intermediary if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the Funds may verify (1) the number of shares of the Diamond Hill Funds held in your account(s) with the Diamond Hill Funds, (2) the number of shares of the Diamond Hill Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the Diamond Hill Funds held in an account with a Financial Intermediary owned by your spouse or by children under the age of 21 who share your residential address.

•

Letter of Intent: You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse, or (iv) your minor children’s trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also consider the value of Class A Shares purchased previously that were sold subject to a sales charge. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will also consider the value of Class A Shares sold at NAV. Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A Shares based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced sales charge rate (based on the amount you intended to purchase) and the sales charge rate that would normally apply (based on the actual amount you purchased).

Sales Charge Waivers

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.	Acquired in exchange for shares of another Diamond Hill Fund if a comparable sales charge has been paid for the exchanged shares.
2.	Bought by officers, directors or trustees, and employees and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:
-	The Diamond Hill Funds.
-	Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.
-	The Distributor and its subsidiaries and affiliates.
-	Broker-dealers or financial institutions who have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares).
3.	Bought by advisory clients of Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.
4.	Bought by certain participant-based retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”
5.	Bought by Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.
6.	Bought by an investment adviser, broker-dealer or financial planner, provided arrangements are pre-approved.
7.	Bought by a bank, trust company or thrift institution that is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.
8.	Bought by employer-sponsored health savings accounts.
9.	Acquired with proceeds from the sale of Class I Shares of a Diamond Hill Fund or acquired in a transfer of Class I Shares of a Diamond Hill Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the distribution. Appropriate documentation may be required.
10.	Bought with proceeds from the sale of Class A Shares of a Diamond Hill Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

11.	Bought in connection with plans of reorganizations of a Diamond Hill Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.
12.	Bought directly from the Fund by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-888-226-5595 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

•	Class C Shares

Class C Shares are available to the general public and may also be purchased through financial intermediaries that have entered into agreements with Diamond Hill Funds or its agents.

Class C shares are offered at NAV, without any upfront sales charge. However, Class C shares are subject to a contingent deferred sales charge (“CDSC”) (based on the lower of the shares’ cost and current NAV) of 1% if redeemed within one year of the purchase date. No CDSC will be charged if you redeem your shares after one year of the purchase date. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example: if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month. In determining whether the CDSC applies to a redemption of C Shares, C Shares not subject to a CDSC are redeemed first.

The CDSC will be waived (i) on redemption of shares following the death of the shareholder and (ii) on certain redemptions in connection with IRAs and other qualified retirement plans, provided a commission was not paid at the time of the initial sale.

•	Class I Shares

Class I shares (institutional shares) are not subject to a sales charge or any 12b-1 fees. Class I shares are available for purchase by the following qualified institutional investors: a bank, savings institution, trust company, insurance company, investment company, pension or profit sharing trust, or other entity deemed by the principal underwriter to be a financial institution or institutional buyer or a broker-dealer, whether the purchaser is acting for itself or in some fiduciary capacity.

•	Class Y Shares

Class Y shares are not subject to a sales charge or any 12b-1 fees. Class Y shares are available for purchase by institutional investors such as corporations, pension and profit share or defined contribution plans, non-profit organizations, charitable trusts, foundations and endowments. Class Y shares may also be purchased through financial intermediaries authorized to act in an investment advisory capacity if each underlying investor qualifies and meets the initial investment minimum and where the investor, plan or program for which the shares are being acquired will not require the fund to make any subtransfer agent, service, networking, or other administrative payments to any third party. Class Y shares have no ongoing shareholder service fees.

Additional Purchase and Redemption Information

Generally, all purchases must be made in cash. However, the Funds reserve the right to accept payment in readily marketable securities instead of cash in accordance with procedures approved by the Funds’ Board of Trustees. If payment is made in securities, the applicable Fund will value the securities in the same manner in which it computes its NAV.

Generally, all redemptions will be for cash. However, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash in accordance with procedures approved by the Funds’ Board of Trustees. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted, (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable, or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

THE INVESTMENT ADVISER

Diamond Hill Capital Management, Inc., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215 (the “Adviser”) is the Investment Adviser for the Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, Diamond Hill Financial Long-Short Fund and Diamond Hill Strategic Income Fund. The Adviser is a wholly owned subsidiary of Diamond Hill Investment Group, Inc.

Under the terms of the Funds management agreement with the Adviser (the “Management Agreement”), the Adviser manages the Funds’ investments. As compensation for management services, the Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, Diamond Hill Financial Long-Short Fund and Diamond Hill Strategic Income Fund are obligated to pay the Adviser fees computed and accrued daily and paid monthly at an annual rate of 0.80%, 0.75%, 0.55%, 0.70%, 0.90%, 1.00%, 1.00% and 0.50% respectively, of the average daily net assets of the respective Fund.

The Funds paid investment management fees to the Adviser for the following fiscal periods:

	Fiscal Year Ended December 31, 2012	Fiscal Year Ended December 31, 2011	Fiscal Year Ended December 31, 2010
Small Cap Fund	$6,403,141	$6,658,505	$5,547,748
Small-Mid Cap Fund	$663,115	$573,961	$375,178
Large Cap Fund	$8,371,941	$6,872,894	$5,342,964
Select Fund	$364,556	$311,406	$251,860
Long-Short Fund	$18,583,816	$16,786,488	$17,652,689
Research Opportunities Fund(1)	$224,853	$0	$0
Financial Long-Short Fund	$109,004	$111,530	$123,287
Strategic Income Fund	$845,866	$738,671	$710,793

(1)	The Fund commenced operations on January 3, 2012.

The Adviser retains the right to use the name “Diamond Hill” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Diamond Hill” automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on a Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. A Fund may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Under the terms of the Funds’ Amended and Restated Administrative And Transfer Agency Services Agreement with the Adviser (the “Administration Agreement”), most recently amended on February 29, 2012, the Adviser renders all administrative, transfer agency and supervisory services to the Funds. The Adviser oversees the maintenance of all books and records with respect to the Funds’ securities transactions and the Funds’ book of accounts in accordance with all applicable federal and state laws and regulations. The Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. The Adviser is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. The Adviser may delegate any or all of its responsibilities under the Administration Agreement to one or more third-party service providers.

Under the Administration Agreement, the Adviser assumes and pays all ordinary expenses of the Funds not assumed by the Funds. The Funds pay all fund accounting fees, brokerage fees and commissions, custodian fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and extraordinary or non-recurring expenses. The Funds also pay expenses that it is authorized to pay pursuant to Rule 12b-1 under the Act.

Pursuant to the Administration Agreement, effective February 29, 2012 the Administrator receives a fee, which is paid monthly at an annual rate of 0.25% of each Fund’s average daily net assets of Class A, Class C and Class I Shares and 0.10% of the average daily net assets of Class Y Shares (0.26% for Class A and Class C Shares and 0.24% for Class I Shares prior to February 29, 2012). The Funds paid the following total administrative services fees to the Administrator for the following fiscal periods:

	Fiscal Year Ended December 31, 2012	Fiscal Year Ended December 31, 2011	Fiscal Year Ended December 31, 2010
Small Cap Fund	$1,938,419	$2,107,925	$1,906,290
Small-Mid Cap Fund	$198,432	$187,228	$115,986
Large Cap Fund	$3,659,320	$2,890,359	$2,220,568
Select Fund	$123,124	$107,328	$83,071
Long-Short Fund	$5,087,223	$4,593,348	$5,080,398
Research Opportunities Fund(1)	$42,747	$0	$0
Financial Long-Short Fund	$27,356	$28,999	$36,773
Strategic Income Fund	$420,031	$365,990	$356,613

(1) The	Fund commenced operations on January 3, 2012.

Portfolio Managers Compensation

All of the portfolio managers, and research analysts, are paid by the adviser a competitive base salary based on experience, external market comparisons to similar positions, and other business factors. To align their interests with those of shareholders, all portfolio managers (except R.H. Dillon – see below) also participate in an annual cash and equity incentive compensation program that is based on:

•	The long-term pre-tax investment performance of the Fund(s) that they manage,

•	The Adviser’s assessment of the investment contribution they make to Funds they do not manage,

•	The Adviser’s assessment of each portfolio manager’s overall contribution to the development of the investment team through ongoing discussion, interaction, feedback and collaboration, and

•	The Adviser’s assessment of each portfolio manager’s contribution to client service, marketing to prospective clients and investment communication activities.

Long-term performance is defined as the trailing five years (performance of less than five years is judged on a subjective basis). Investment performance is measured against an absolute return target for each Fund, the respective Fund’s benchmark and its Morningstar or Lipper peer group.

Incentive compensation is paid annually from an incentive pool that is determined based on several factors including investment results in client portfolios, revenues, employee performance, and industry operating margins. Incentive compensation is subject to review and oversight by the compensation committee of the adviser’s parent firm, Diamond Hill Investment Group, Inc. The compensation committee is comprised of independent outside members of the board of directors. The portfolio managers are also eligible to participate in the Diamond Hill Investment Group, Inc. 401(k) plan and related company match.

R.H. Dillon is one of the portfolio managers and is also the President and Chief Executive Officer of Diamond Hill Investment Group, Inc., a public company and parent corporation of the Adviser. In March 2011, the Company entered into an amended five year employment agreement with Mr. Dillon which, among other matters, describes the terms and conditions of his base and incentive compensation. Beginning in 2011, Mr. Dillon will be paid an annual cash incentive compensation of at least 5% of the company’s annual operating income, generally with a maximum of $640,000 and a minimum of $0. Mr. Dillon also received a restricted stock award of 100,000 shares that cliff-vests on January 1, 2016 subject to meeting certain cumulative operating income goals over the vesting period. Mr. Dillon does not earn any incentive based upon revenue, assets under management or any other measure. Mr. Dillon’s incentive objectives must be reviewed and approved annually by the compensation committee of the board of directors.

Portfolio Manager Holdings

Portfolio managers are encouraged to own shares of the Funds they manage. The following table indicates for each Fund the dollar range of shares beneficially owned by each Fund’s portfolio manager as of December 31, 2012. This table includes shares beneficially owned by such portfolio manager through the Diamond Hill 401(k) plan.

Fund	Portfolio Manager / Assistant Portfolio Manager		Dollar Range of Shares in the Fund
			$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Small Cap Fund	Thomas Schindler	PM					X
	Christopher Welch	APM				X
	Jason Downey	APM			X
Small-Mid Cap Fund	Christopher Welch	PM						X
	Thomas Schindler	APM		X
	Christopher Bingaman	APM				X
Large Cap Fund	Charles Bath	PM						X
	Christopher Welch	APM				X
	William Dierker	APM				X
Select Fund	William Dierker	PM						X
	Austin Hawley	PM			X
	Richard Snowdon	PM						X
Long-Short Fund	R.H. (Ric) Dillon	PM						X
	Christopher Bingaman	PM						X
	Charles Bath	PM					X

Fund	Portfolio Manager / Assistant Portfolio Manager		Dollar Range of Shares in the Fund
			$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Research Opportunities Fund	Kapish Bhutani	PM				X
	Jason Downey	PM				X
	Brian Fontanella	PM				X
	Igor Golalic	PM				X
	Austin Hawley	PM				X
	Jeannette Hubbard	PM				X
	Bhavik Kothari	PM				X
	John Loesch	PM				X
	Aaron Monroe	PM				X
	Nathan Palmer	PM				X
	Suken Patel	PM				X
	Kyle Schneider	PM		X
	Tod Schneider	PM				X
	Richard Snowdon	PM						X
	Brad Stauffer	PM				X
Financial Long-Short Fund	Christopher Bingaman	PM				X
	Austin Hawley	APM				X
	John Loesch	APM				X
Strategic Income Fund	William Zox	PM					X
	Austin Hawley	APM				X
	Suken Patel	APM				X

PM – Portfolio Manager

APM – Assistant Portfolio Manager

The following table indicates the dollar range of shares beneficially owned in aggregate of all Diamond Hill Funds by each of the portfolio managers, principal officers of the Trust, all other employees of the Adviser, and the Adviser’s corporate investments as of December 31, 2012.

Dollar Range of Shares in all Diamond Hill Funds
Individual	Title	$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Charles Bath	Portfolio Manager						X
Kapish Bhutani	Portfolio Manager						X
Christopher Bingaman	Portfolio Manager						X
William Dierker	Portfolio Manager						X
R.H. (Ric) Dillon	Portfolio Manager						X
Jason Downey	Portfolio Manager					X
Brian Fontanella	Portfolio Manager				X
Igor Golalic	Portfolio Manager				X
Austin Hawley	Portfolio Manager					X
Jeannette Hubbard	Portfolio Manager				X
Bhavik Kothari	Portfolio Manager				X
John Loesch	Portfolio Manager				X
Aaron Monroe	Portfolio Manager				X

Dollar Range of Shares in all Diamond Hill Funds
Individual	Title	$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Nathan Palmer	Portfolio Manager				X
Suken Patel	Portfolio Manager				X
Thomas Schindler	Portfolio Manager						X
Kyle Schneider	Portfolio Manager		X
Tod Schneider	Portfolio Manager				X
Richard Snowdon	Portfolio Manager						X
Brad Stauffer	Portfolio Manager				X
Christopher Welch	Portfolio Manager						X
William Zox	Portfolio Manager					X
James Laird	President						X
Gary Young	Chief Administrative Officer					X
Karen Colvin	Vice President		X
George Stevens	Chief Compliance Officer		X
Trent Statczar	Treasurer			X
All other Adviser employees (collectively)	N/A						X
Adviser’s Proprietary Investments	N/A						X

Other Portfolio Manager Information

Each of the Portfolio Managers is also responsible for managing other account portfolios in addition to the respective Funds in which they manage. Management of other accounts in addition to the Funds can present certain conflicts of interest, including those associated with different fee structures and various trading practices. The Adviser has implemented specific policies and procedures to address any potential conflicts.

Performance Based Fees

The Adviser manages certain accounts, including private investment funds (a.k.a. “Hedge Funds”) for which part of its fee is based on the performance of the account/fund (“Performance Fee Accounts”). As of result of the performance based fee component, the Adviser may receive additional revenue related to the Performance Fee Accounts. None of the Portfolio Managers receive any direct incentive compensation related to their management of the Performance Fee Accounts; however, revenues from Performance Fee Accounts management will impact the resources available to compensate Portfolio Managers and all staff.

Trade Allocation

The Adviser manages numerous accounts in addition to the Funds. When a Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transactions with the same broker on a combined or “blocked” basis. Blocked transactions can produce better execution for a Fund because of increased volume of the transaction. However, when another of the Adviser’s clients specifies that trades be executed with a specific broker (“Directed Brokerage Accounts”), a potential conflict of interest exists related to the order in which those trades are executed and allocated. As a result, the Adviser has adopted a trade allocation policy in which all trade orders occurring simultaneously among any of the Funds and one or more other discretionary accounts are blocked and executed first. After the blocked trades have been completed, the remaining trades for the Directed Brokerage Accounts are then executed in random order, through our portfolio management software. When a trade is partially filled, the number of filled shares is allocated on a pro-rata basis to the appropriate client accounts. Trades are not segmented by investment product. Thus, the Advisor’s policy has eliminated opportunities for conflicts of interest.

Portfolio Managers

The following tables indicate the number of other accounts managed by each Portfolio Manager of a Fund and the other assets under management (in millions) for each type of account as of December 31, 2012.

Charles Bath, Portfolio Manager, Large Cap Fund and Long-Short Fund

	Number of Accounts		Assets Under Management (millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	2	0	$657	$0
Other Pooled Investment Vehicles	3	1	$186	$84
Other Accounts	170	1	$2,784	$274

Kapish Bhutani, Portfolio Manager, Research Opportunities Fund
	Number of Accounts		Assets Under Management (millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	1	0	$1	$0
Other Accounts	0	0	$0	$0

Christopher Bingaman, Portfolio Manager, Long-Short Fund, Financial Long-Short Fund,; Assistant Portfolio Manager, Small-Mid Cap Fund

	Number of Accounts		Assets Under Management (millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	2	0	$147	$0
Other Pooled Investment Vehicles	1	1	$84	$84
Other Accounts	9	0	$158	$0

William Dierker, Portfolio Manager, Select Fund; Assistant Portfolio Manager, Large Cap Fund

	Number of Accounts		Assets Under Management (millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	3	0	$721	$0
Other Pooled Investment Vehicles	3	0	$185	$0
Other Accounts	193	0	$2,554	$0

R. H. (Ric) Dillon, Portfolio Manager, Long-Short Fund

	Number of Accounts		Assets Under Management (millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	2	1	$86	$84
Other Accounts	1	0	$7	$0

Jason Downey, Portfolio Manager, Research Opportunities Fund; Assistant Portfolio Manager, Small Cap Fund

	Number of Accounts		Assets Under Management (millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	1	0	$1	$0
Other Accounts	19	0	$156	$0

Brian Fontanella, Portfolio Manager, Research Opportunities Fund

	Number of Accounts		Assets Under Management (millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	1	0	$1	$0
Other Accounts	0	0	$0	$0

Igor Golalic, Portfolio Manager, Research Opportunities Fund

	Number of Accounts		Assets Under Management (millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	1	0	$1	$0
Other Accounts	0	0	$0	$0

Austin Hawley, Portfolio Manager, Select Fund, Research Opportunities Fund; Assistant Portfolio Manager, Financial Long-Short Fund and Strategic Income Fund

	Number of Accounts		Assets Under Management (millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	2	0	$111	$0
Other Pooled Investment Vehicles	2	0	$85	$0
Other Accounts	42	0	$75	$0

Jeannette Hubbard, Portfolio Manager, Research Opportunities Fund

	Number of Accounts		Assets Under Management (millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	1	0	$1	$0
Other Accounts	0	0	$0	$0

Bhavik Kothari, Portfolio Manager, Research Opportunities Fund

	Number of Accounts		Assets Under Management (millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	1	0	$1	$0
Other Accounts	0	0	$0	$0

John Loesch, Portfolio Manager, Research Opportunities Fund; Assistant Portfolio Manager, Financial Long-Short Fund

	Number of Accounts		Assets Under Management (millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$47	$0
Other Pooled Investment Vehicles	1	0	$1	$0
Other Accounts	0	0	$0	$0

Aaron Monroe, Portfolio Manager, Research Opportunities Fund

	Number of Accounts		Assets Under Management (millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	1	0	$1	$0
Other Accounts	0	0	$0	$0

Nathan Palmer, Portfolio Manager, Research Opportunities Fund

	Number of Accounts		Assets Under Management (millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	1	0	$1	$0
Other Accounts	0	0	$0	$0

Suken Patel, Portfolio Manager, Research Opportunities Fund; Assistant Portfolio Manager, Strategic Income Fund

	Number of Accounts		Assets Under Management (millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	1	0	$1	$0
Other Accounts	15	0	$23	$0

Thomas Schindler, Portfolio Manager, Small Cap Fund; Assistant Portfolio Manager, Small-Mid Cap Fund

	Number of Accounts		Assets Under Management (millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$100	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	27	0	$308	$0

Kyle Schneider, Portfolio Manager, Research Opportunities Fund*

	Number of Accounts		Assets Under Management (millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	1	0	$1	$0
Other Accounts	0	0	$0	$0

*Effective March 28, 2013

Tod Schneider, Portfolio Manager, Research Opportunities Fund

	Number of Accounts		Assets Under Management (millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	1	0	$1	$0
Other Accounts	0	0	$0	$0

Richard Snowdon, Portfolio Manager, Select Fund, Research Opportunities Fund

	Number of Accounts		Assets Under Management (millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$64	$0
Other Pooled Investment Vehicles	2	0	$85	$0
Other Accounts	30	1	$328	$274

Brad Stauffer, Portfolio Manager, Research Opportunities Fund

	Number of Accounts		Assets Under Management (millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	1	0	$1	$0
Other Accounts	0	0	$0	$0

Christopher Welch, Portfolio Manager, Small-Mid Cap Fund; Assistant Portfolio Manager, Small Cap Fund, and Large Cap Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	3	0	$757	$0
Other Pooled Investment Vehicles	2	0	$102	$0
Other Accounts	196	1	$3,086	$274

William Zox, Portfolio Manager, Strategic Income Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	15	0	$23	$0

TRUSTEES AND OFFICERS

The names of the Trustees and executive officers of the Trust are shown below. Each Trustee, including the Board Chairman, is an independent and non-interested Trustee as defined in the Investment Company Act of 1940.

Trustees

Name and Age	Position Held	Year First Elected a Trustee and/or Officer of the Fund[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee during Past 5 Years[2]
Elizabeth P. Kessler Year of Birth: 1968	Trustee	Since November 2005	Partner in Charge, Columbus Ohio Office, Jones Day January 2009 to present; Partner, Jones Day, January 2003 to January 2009.	8	None
Thomas E. Line Year of Birth: 1967	Chairman Trustee	Since November 2005	Chief Operating Officer, Lancaster Pollard & Company, January 2012 to present; Managing Director and Chief Financial Officer, Red Capital Group, October 2005 to January 2012.	8	None
D’Ray Moore Rice Year of Birth: 1959	Trustee	Since August 2007	Retired, Community Volunteer November 2001 to present; Independent Trustee of Advisers Investment Trust, July 2011 to present.	8	Advisers Investment Trust, July 2011 to present
George A. Skestos Year of Birth: 1968	Trustee	Since August 2000	Managing Member, Arcadia Holdings, LLC (private investment banking firm), May 2001 until present.	8	None
Peter E. Sundman Year of Birth: 1959	Trustee	Since November 2012	Chief Executive Officer, ClearBridge Advisors, LLC, 2009-2011; Chairman and Chief Executive Officer, Neuberger Berman Funds, 1988-2008; President, Neuberger Berman Management, 1988-2008.	8	Neuberger Berman Funds, March 1999 to December 2008

Name and Age	Position Held	Year First Elected a Trustee and/or Officer of the Fund[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee during Past 5 Years[2]
Officers
James F. Laird Year of Birth: 1957	President	Since December 2001	Chief Financial Officer of Diamond Hill Investment Group, Inc. since December 2001.	N/A	None
Gary R. Young Year of Birth: 1969	Secretary and Chief Administrative Officer	Since May 2004 Since October 2010	Controller of Diamond Hill Investment Group, Inc. since April 2004; Chief Compliance Officer of Diamond Hill Capital Management Inc., since October 2010.	N/A	None
Karen R. Colvin Year of Birth: 1966	Vice President	Since November 2011	Director-Fund Administration & Sales Support, Diamond Hill Capital Management, Inc., June 2009 to present; Assistant Vice President, Nationwide Financial Services, Inc., September 2000 to June 2009.	N/A	None
Trent M. Statczar Year of Birth: 1971	Treasurer	Since October 2010	Director, Beacon Hill Fund Services, Inc. 2008 to present; Senior Vice President Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.) from 1993 to 2008.	N/A	None
George L. Stevens, Jr. Year of Birth: 1951	Chief Compliance Officer	Since October 2010	Director and Mutual Fund CCO, Beacon Hill Fund Services, Inc. 2008 to present; Vice President Citi Fund Services Ohio, Inc. from 1996 to 2008.	N/A	None

[1]	Trustees and Officers of the Fund serve until their resignation, removal or retirement. The address for all Trustees and Officers is 325 John H. McConnell Blvd., Suite 200, Columbus, OH 43215.

[2]	This includes all directorships (other than those in the Trust) that are held by each trustee as a director of a public company or a registered investment company.

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 20121,2

Name of Trustee
		Elizabeth P. Kessler	Thomas E. Line	D’Ray Moore Rice	George A. Skestos	Peter E. Sundman
Diamond Hill Small Cap Fund	Dollar Range of Fund Shares Owned	Over $100,000	$50,001 - $100,000	None	None	$1 - $10,000
Diamond Hill Small-Mid Cap Fund		None	$10,001 - $50,000	None	None	$1 - $10,000
Diamond Hill Large Cap Fund		None	None	None	None	$1 - $10,000
Diamond Hill Select Fund		None	None	None	None	$1 - $10,000
Diamond Hill Long-Short Fund		None	Over $100,000	Over $100,000	Over $100,000	$1 - $10,000
Diamond Hill Research Opportunities Fund		None	$10,001 - $50,000	None	None	None
Diamond Hill Financial Long-Short Fund		None	None	None	None	$1 - $10,000
Diamond Hill Strategic Income Fund		None	None	$50,001 - $100,000	None	$1 - $10,000
Aggregate Dollar Range of Shares Owned in All Funds Within the Trust Overseen by Trustee		Over $100,000	Over $100,000	Over $100,000	Over $100,000	$1 - $10,000

[1]	Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and over $100,000.
[2]	All Trustees are independent, “Non-Interested” Trustees within the meaning of the 1940 Act.

The compensation paid to the Trustees for the fiscal year ended December 31, 2012 is set forth in the following table :

COMPENSATION TABLE

Trustee	Aggregate Compensation*	Pension or Retirement Benefits Accrued as Part of Fund Expense	Estimated Annual Benefits Upon Retirement	Total Compensation Paid to Trustee
Elizabeth P. Kessler	$40,000	None	None	$40,000
Thomas E. Line, Chairman	$50,000	None	None	$50,000
D’Ray Moore Rice	$42,000	None	None	$42,000
George A. Skestos	$40,000	None	None	$40,000
Peter E. Sundman	$10,000	None	None	$10,000

*	The Independent Trustees are compensated for their services to the Funds by Diamond Hill Capital Management as part of the administration services agreement.

The Trust has a policy that 100% of Trustee Compensation must be reinvested in the Diamond Hill Funds and remain invested for the entire term of their trusteeship.

All Trustees are members of the Audit Committee and Nominating and Governance Committee. The Board has two standing committees: an Audit Committee and a Nominating and Governance Committee.

The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees. The Audit Committee held two regularly scheduled meetings during the fiscal year ended December 31, 2012.

The Nominating and Governance Committee’s function is to make nominations for membership on all committees and review committee assignments at least annually. The Committee also reviews as necessary the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee makes recommendations for any such action to the full Board. The Nominating and Governance Committee held one regularly scheduled and one special meeting during the fiscal year ended December 31, 2012.

As of February 28, 2013 the Trustees and Officers of the Trust as a group owned less than 1% of all of the classes of all of the Funds.

The Trust, the Adviser and the principal underwriter have each adopted a Code of Ethics (the “Code”) under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission’ EDGAR web site or by calling the Funds at 1-888-226-5595.

Proxy Voting Policies and Procedures

General Policy

The Trust has delegated proxy voting responsibilities with respect to each of the Funds to the Adviser, subject to the general oversight of the Board. The Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, consistent with its fiduciary obligations and the Proxy Policy has been approved by the Trustees of the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the Funds and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the interests of the Fund’s shareholders, on one hand, and those of the Fund’s Adviser or principal underwriter on the other will be reported to the Board and the Board will provide direction to the Adviser on how to vote the proxy.

The Proxy Policy sets forth the Adviser’s voting guidelines. The guidelines contain information about the key objectives in voting proxies, various client and Adviser decision methods, conflicts of interest, general voting principles, and detailed explanations on how the Adviser will typically vote on certain matters that are typically up for shareholder vote. Each vote is ultimately determined on a case-by-case basis, taking into consideration all relevant facts and circumstances at the time of the vote.

How to Obtain More Information

Investors may obtain a copy of the Proxy Policy by writing to the Registrant at 325 John H. McConnell Boulevard, Suite 200, Columbus, OH 43215 or by calling the Trust at 888-226-5595. Information about how the Funds voted proxies relating to portfolio securities for the 12 month period ended June 30th is available without charge, upon request, by calling the Trust at 888-226-5595, on the Funds’ website, www.diamond-hill.com, and on the SEC’s website at http://www.sec.gov.

OTHER INFORMATION CONCERNING THE BOARD OF TRUSTEES

Leadership Structure and Board of Trustees

The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. All of the Trustees on the Board are independent of and not affiliated with the Adviser or its affiliates. The same Trustees serve all eight Funds and have delegated day to day operation to various service providers whose activities they oversee. The Trustees have also engaged legal counsel (who is also legal counsel to the Trust) that is independent of the Adviser or its affiliates to advise them on matters relating to their responsibilities in connection with the Trust. The Trustees meet separately in an executive session on a quarterly basis and meet separately in executive session with the Funds’ Chief Compliance Officer at least annually. On an annual basis, the Board conducts a self-assessment and evaluates its structure. Consistent with Diamond Hill’s governing principles, each of Diamond Hill Funds’ Trustees is a significant owner with other shareholders (see table set forth above), which is designed to align their interests with those of shareholders. The Board has determined that the leadership and committee structure is appropriate for the Trust and allows the Board to effectively and efficiently evaluate issues that impact the Trust as a whole as well as issues that are unique to each Fund.

Board Oversight of Risk

The Funds are subject to a number of risks, including investment, compliance, operational and financial risks, among others. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities. Day-to-day risk management with respect to the Funds resides with the Adviser or other service providers, subject to supervision by the Adviser and Administrator. The Board oversee efforts by management and service providers to manage the risk to which the Funds may be exposed. For example, the Board meets with portfolio managers and receives regular reports regarding investment risk. The Board meets with the Chief Compliance Officer of the Board and receives regular reports regarding compliance and regulatory risks. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding fund operations and risks related to the valuation, liquidity, and overall financial reporting of the Funds. From its review of these reports and discussions with management, the Board learns in detail about the material risks to which the Funds are exposed, enabling a dialogue about how management and service providers mitigate those risks.

Not all risks that may affect a Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds or the Adviser, its affiliates, or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals. As a result of the foregoing and other factors, a Fund’s ability to manage risk is subject to substantial limitations. The Trustees believe that their current oversight approach is an appropriate way to manage risks facing the Funds, whether investment, compliance, financial, or otherwise. The Trustees may, at any time in their discretion, change the manner in which they conduct risk oversight of the Funds.

Trustee Attributes

The Board believes each of the Trustees has demonstrated leadership abilities and possesses experience, qualifications, and skills valuable to the Funds. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.

Below is additional information concerning each particular Trustee and their attributes. The information provided below, and in the chart above, is not all-inclusive. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together and the ability to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or develop solutions.

Thomas E. Line has over 20 years of experience in the financial services industry, six of which were as a senior officer of mutual fund servicing companies where his duties included general oversight of mutual fund operations. Mr. Line currently serves as the Chief Operating Officer of an investment banking company. Previously, he served as the Chief Financial Officer of a commercial mortgage and investment banking company. He also has seven years of experience in public accounting where his primary focus was performing audits of financial services companies, including mutual funds and investment management clients.

Elizabeth P. Kessler has over 15 years of experience as an attorney at an international law firm with a focus on product liability litigation. Ms. Kessler’s duties include serving as Partner in Charge of one of the firm’s offices. She has substantial experience practicing law and advising clients with respect to liability issues.

D’Ray Moore Rice has worked for a major service provider to investment managers and mutual funds for over 10 years, including as Senior Vice President for European relationship management. Her expertise in mutual fund operations enables Ms. Rice to bring a unique perspective to service provider oversight for the Trust. Ms. Rice’s experience also includes serving as an Independent Trustee for other mutual funds and 10 years of experience in banking and financial services, including retail investment sales and sales management.

George A. Skestos has over 20 years of experience in the financial services industry and currently serves as the managing member of a private capital investment firm. Mr. Skestos has also served as President of a real estate development company and has extensive business and investment experience.

Peter E. Sundman has more than 25 years’ experience in the investment management industry and has extensive mutual fund experience, including his 10 year service as the Chairman of a large mutual fund complex. During the course of his career, Mr. Sundman has served in senior executive roles within the investment management industry. Mr. Sundman has excellent communications skills, as well as an ability to work effectively with others. Mr. Sundman brings a diversity of viewpoint, background and experience to the Board.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for a Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to a Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom a Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Management Agreement.

While the Funds do not deem it practicable and in their best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers. A Fund has no obligation to deal with any broker or dealer in the execution of its transactions.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When a Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for a Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Transactions of advisory clients (including the Funds) may also be blocked with those of the Adviser. The Adviser and their affiliates will be permitted to participate in the blocked transaction only after all orders of advisory clients (including the Funds) are filled.

Consistent with the Conduct Rules of the Financial Industry Regulatory Authority, the Adviser may not give consideration to sales of shares of the Funds as a factor in selecting brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell Fund shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

The Funds paid the following brokerage commissions for the following fiscal periods:

	Fiscal Year Ended December 31, 2012	Fiscal Year Ended December 31, 2011	Fiscal Year Ended December 31, 2010
Small Cap Fund	$336,633	$407,237	$462,830
Small-Mid Cap Fund	$79,487	$88,836	$43,597
Large Cap Fund	$706,606	$349,311	$403,166
Select Fund	$30,623	$17,475	$13,701
Long-Short Fund	$1,134,479	$1,242,860	$1,164,202
Research Opportunities Fund(1)	$16,644	$0	$0
Financial Long-Short Fund	$11,882	$12,223	$11,979
Strategic Income Fund	$210	$0	$8,181

(1)	The Fund commenced operations on January 3, 2012.

Securities of Regular Broker-Dealers

The table below presents information regarding the securities of the Funds’ regular broker dealers (or the parent of the regular broker dealer) that were held by the Funds as of December 31, 2012.

Fund	Regular Broker Dealer	Holdings ($000s)
Small Cap	None	None
Small Mid Cap	None	None
Large Cap	None	None
Select	None	None
Long-Short	None	None
Research Opportunities(1)	None	None
Financial Long-Short	The Charles Schwab Corp.	$251
	Morgan Stanley	$429
Strategic Income	None	None

(1)	The Fund commenced operations on January 3, 2012.

Portfolio Holdings Disclosure

The Funds disclose portfolio holdings as described in the Prospectus. After such information is released to the public as described in the Prospectus, it may be included in marketing materials, advertisements and presentations. In addition to the policies described in the Prospectus, the Funds may release or authorize the release of portfolio holdings that is not publically available for legitimate business purposes, provided that such disclosure is approved by the President, to third party service providers of the Fund or the Adviser, which include Citibank, N.A., the custodian; Citi Fund Services, the fund accountant; Ernst & Young, the Funds’ independent registered public accounting firm; Thompson Hine LLP, legal counsel; and the Funds’ financial printer. The Funds currently have ongoing arrangements to disclose portfolio holdings information to Morningstar, Inc., FactSet Research Systems, Inc., Bloomberg L.P., Eze Castle Software LLC, and Advent Software. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. Such holdings are released under conditions of confidentiality. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).

Portfolio holdings of each Fund will be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year ending December 31 will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the fiscal quarters ending March 31 and September 30 will be filed on Form N-Q; and (iii) portfolio holdings as of the end of the six-month period ending June 30 will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs will be available on the SEC’s website at www.sec.gov. In addition, the Funds may disclose their portfolio holdings publicly on their web site, www.diamond-hill.com, within seven business days of each month end.

DISTRIBUTION PLANS

The Trust has adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable to its Class A and Class C shares, which permits its Funds to pay for certain distribution and promotion activities related to marketing their shares. Pursuant to the Plans, each Fund will pay its or principal underwriter a fee for the principal underwriter’s services in connection with the sales and promotion of the Fund, including its expenses in connection therewith, at an annual rate of 0.25% of the average daily net assets of the Class A shares and 0.75% of the average daily net assets of the Class C shares. In addition, each Fund will pay its principal underwriter a service fee at the annual rate of 0.25% of the average daily net assets of the Class C shares. Payments received by the principal underwriter pursuant to the Plans may be greater or less than distribution expenses incurred by the principal underwriter with respect to the applicable class and are in addition to fees paid by each Fund pursuant to the Management Agreement and the Administration Agreement. The principal underwriter may in turn pay others for distribution and shareholder servicing as described below.

Under the Plans, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of Shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of Shares, or that hold Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to a Fund and its shareholders, or for rendering shareholder support services, including allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may request; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plans) who engage in or support distribution of Shares; (c) costs of preparing, printing and distributing Fund prospectuses and statements of additional information and reports for recipients other than existing Fund shareholders; (d) costs of formulating and implementing marketing and promotional activities, including sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating the Plans. The Funds do not participate in any joint distribution activities with other mutual funds outside of the Trust.

The Trustees expect that the Plans will encourage distribution of the Funds’ Class A and Class C shares. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objective.

The Plans have been approved by the Funds’ Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Funds and who have no direct or indirect financial interest in the Plans or any related agreement, by a vote cast in person. Continuation of the Plans and the related agreements must be approved by the Trustees annually, in the same manner, and a Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable class. Any amendment increasing the maximum percentage payable under a Plan or other material change must be approved by a majority of the outstanding shares of the applicable class, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees. Diamond Hill Capital Management and its employees and the employees of Beacon Hill Fund Services may benefit indirectly from payments received under certain of the Plans.

The tables below state the amounts paid under each Trust’s distribution plans for the identified goods and services during the fiscal year ended December 31, 2012.

DISTRIBUTION PLAN EXPENSES

Description	Small Cap Fund	Small-Mid Cap Fund	Large Cap Fund	Select Fund	Long- Short Fund	Research Opportunities Fund(1)	Financial Long-Short Fund	Strategic Income Fund	Total
Class A
Expenditures for 12b-1/SS Fees:
Commissions & Trails:	—	—	—	—	—		—	—	—
Non-affiliated broker dealers	$781,864	$36,378	$803,635	$17,621	$1,043,346	$868	$14,638	$74,069	$2,772,419
Printing/Postage	—	—	—	—	—	—	—	—	—
Reimbursement to DHCM for distribution related expenses	267,114	10,477	627,772	2,731	261,186	1,158	4,255	35,985	1,210,678
Registration	—	—	—	—	—	—	—	—	—
Advertising/Marketing	—	—	—	—	—	—	—	—	—
Total Expenditures	$1,048,978	$46,855	$1,431,407	$20,352	$1,304,532	$2,026	$18,893	$110,054	$3,983,097

Class C
Expenditures for 12b-1/SS Fees:
Commissions & Trails:	—	—	—	—	—	—	—	—	—
Non-affiliated broker dealers	$274,323	$72,310	$259,497	$30,603	$1,047,339	14	$7,387	$224,792	$1,916,265
Printing/Postage	—	—	—	—	—	—	—	—	—
Reimbursement to DHCM for distribution related expenses	—	—	—	—	—	—	—	—	—
Payment to DHCM for C-Share Financing	49,635	14,239	61,892	3,577	88,728	739	1,149	41,003	260,962
Registration	—	—	—	—	—	—	—	—	—
Advertising/Marketing	—	—	—	—	—	—	—	—	—
Total Expenditures	$323,958	$86,549	$321,389	$34,180	$1,136,067	$753	$8,536	$265,795	$2,177,227

(1)	The Fund commenced operations on January 3, 2012.

Financial Intermediaries

The Funds have authorized certain financial intermediaries to accept purchase and redemption orders on their behalf. A Fund will be deemed to have received a purchase or redemption order when a financial intermediary or its designee accepts the order. These orders will be priced at the NAV next calculated after the order is accepted.

The Funds may enter into agreements with financial intermediaries under which the Funds pay the financial intermediaries for services, such as networking, sub-transfer agency and/or omnibus recordkeeping. Payments made pursuant to such agreements generally are based on either (a) a percentage of the average daily net assets of clients serviced by such financial intermediaries, or (b) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather then in lieu of, distribution plan expenses (“Rule 1b-1 fees”) and shareholder servicing fees that a financial intermediary may be receiving under an agreement with the Distributor. The Adviser may pay a portion of the fees for networking, sub-transfer agency and/or omnibus accounting at its own expense and out of its legitimate profits.

Payment of Additional Cash Compensation

On occasion, the Adviser or the Distributor may make payments out of their respective resources and legitimate profits, which may include profits the Adviser derives from investment advisory fees paid by the Funds, to financial intermediaries as incentives to market the Funds, to cooperate with the Adviser’s promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as “additional cash compensation” and are in addition to the sales charges, Rule 12-1 fees, and payments to financial intermediaries as discussed in above. The payments are made pursuant to agreements between financial intermediaries and the Adviser or Distributor and do not affect the price investors pay to purchase shares of a Fund, the amount a Fund will receive as proceeds from such sales, or the amount of Rule 12b-1 fees and other the expenses paid by a Fund.

Additional cash compensation payments may be used to pay financial intermediaries for: (a) transaction support, including any one-time charges for establishing access to Fund shares on particular trading systems (known as “platform access fees”); (b) program support, such as expenses related to including the Funds in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance programs (e.g., individual or group annuity contracts); (c) placement by a financial intermediary on its offered, preferred, or recommended fund list; (d) marketing support, such as providing representatives of the Adviser or Distributor access to sales meetings, sales representatives and management representatives; (e) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Funds and shareholder financial planning needs; and (f) providing other distribution-related or asset retention services.

Additional cash compensation payments generally are structured as basis point payments on gross or net sales or, in the case of platform access fees, fixed dollar amounts.

For the year ended December 31, 2012, the following broker-dealers offering shares of the Funds, and/or their respective affiliates, received additional cash compensation or similar distribution related payments from the Adviser or Distributor for providing marketing and program support, administrative services, and/or other services as described above:

Merrill Lynch, Pierce, Fenner and Smith, Inc.

Morgan Stanley Smith Barney LLC

UBS Financial Services, Inc.

Nationwide Financial Services Inc.

Ameriprise Financial Services, Inc.

Any additions, modifications, or deletions to this list that may have occurred since December 31, 2012 are not reflected. In addition to member firms of the Financial Industry Regulatory Authority, the Adviser or Distributor also reserves the ability to make payments, as described above, to other financial intermediaries that sell or provide services to the funds and shareholders, such as banks, insurance companies, and plan administrators. These firms are not included in this list and may include affiliates of the Adviser. You should ask your financial intermediary whether it receives additional cash compensation payments, as described above, from the Adviser or Distributor or their respective affiliates.

The Adviser, the Distributor and their affiliates also may pay non-cash compensation to financial intermediaries and their representatives in the form of (a) occasional gifts; (b) occasional meals, tickets or other entertainment; and/or (c) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.

DETERMINATION OF SHARE PRICE

The price (net asset value) of the shares of a Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”), generally 4:00 p.m., Eastern time (“ET”) on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The offering price for orders placed before the close of the NYSE, on each business day the NYSE is open for trading, will be based upon the calculation of the net asset value at the close of regular trading on the NYSE. For orders placed after the close of regular trading on the NYSE, or on a day on which the NYSE is not open for trading, the offering price is based upon the net asset value at the close of the NYSE on the next day thereafter on which the NYSE is open for trading.

The net asset value per share for a class is calculated by adding the value of all securities and other assets of the Fund allocable to the class, deducting liabilities allocable to that class and dividing by the number of that class’ shares outstanding.

Domestic Equity Securities

Domestic equity securities (including options, rights, warrants, futures, and options on futures) traded in the over-the-counter market or on a primary exchange shall be valued at the closing price as determined by the primary exchange, typically at 4:00 p.m. ET. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations as of the closing of the primary exchange, typically at 4:00 p.m. ET. Securities for which quotations are either (1) not readily available or (2) determined by the Advisor to not accurately reflect their value are valued at their fair value using procedures set forth herein. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASD National Market System is considered an exchange. Mutual fund investments will be valued at the most recently calculated (current day) NAV.

Foreign and Domestic Fixed Income Securities

Fixed income securities shall be valued at the latest available quoted sale price available at 4:00 p.m. ET. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations available at 4:00 p.m. ET.

Securities for which there is no current trade activity and no bid/ask quotations will be valued by an approved independent pricing service based on their proprietary calculation models. These securities are considered to be fair valued based on procedures approved by the Board of Trustees. Securities with less than 61 days to maturity shall be valued at amortized cost. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

Securities for which quotations are either (1) not readily available, (2) not provided by an approved pricing service or (3) determined by the Advisor to not accurately reflect their value, are valued at their fair value using procedures set forth herein.

Foreign Equity Securities

To the fullest extent possible, equity securities that are traded on a foreign securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange. Securities for which quotations are either (1) not readily available or (2) determined by the Advisor to not accurately reflect their value are valued at their fair value using procedures approved by the Board. Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

The Trust may, at the direction of the Trustees, use a fair value service to adjust the prices of foreign securities that are traded on foreign exchanges in order to reflect the price impacts of events occurring after such foreign exchanges close that may affect the values of such securities.

TAXES

The following discussion of certain U.S. federal income tax consequences is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. Each shareholder should consult a qualified tax advisor regarding the tax consequences of an investment in a Fund. The tax considerations relevant to a specific shareholder depend upon the shareholder’s specific circumstances, and the following general summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Trust or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the U.S. federal income tax regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis).

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, each Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, to the extent such amounts are distributed to shareholders in accordance with the applicable timing requirements.

Each Fund intend to distribute substantially all of its net investment income (including any excess of net short-term capital gains over net long-term capital losses) and net capital gain (that is, any excess of net long-term capital gains over net short-term capital losses) in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund.

To be treated as a regulated investment company under Subchapter M of the Code, each Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it may be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. However, distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

As a regulated investment company, the Trust is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. While each Fund intends to distribute its ordinary income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that a Fund indeed will make sufficient distributions to avoid entirely the imposition of federal excise or income taxes on the Fund.

The following discussion of U.S. federal income tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income (including the excess of net short-term capital gain over net long-term capital loss) generally are taxable to shareholders as ordinary income. However, distributions by the Fund to a non-corporate shareholder may be subject to income tax at the shareholder’s applicable tax rate for long-term capital gain, to the extent that the Fund receives qualified dividend income on the securities it holds, the Fund properly designates the distribution as qualified dividend income, and the Fund and the non-corporate shareholder receiving the distribution meets certain holding period and other requirements.

Distributions of net realized capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Under current law, capital gain dividends recognized by a non-corporate shareholder generally will be taxed at a maximum rate of 20% and may be subject to an additional 3.8% Medicare tax as discussed below. Capital gains of corporate shareholders are taxed at the same rate as ordinary income.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. All distributions of taxable net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in the shareholder’s Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Under the Code, the Funds will be required to report to the Internal Revenue Service all distributions of taxable income and net realized capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net realized capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax (currently, at a rate of 28%) in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Trust is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified and adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Shareholders should consult their tax advisors about the application of federal, state, local and foreign tax law in light of their particular situation.

Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

As of the end of tax year ended December 31, 2012, the Funds have capital loss carry forwards (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

Pre-effective CLCFs subject to expiration:

	Amount	Expires December 31,
Long-Short Fund
	413,517,395	2017
	69,177,097	2018

	$482,694,492

Financial Long-Short Fund	$6,641,477	2016
	6,540,128	2017

	$13,181,605

Strategic Income Fund	$11,167,423	2016
	5,271,854	2017

	$16,439,277

The Large Cap Fund, Select Fund, Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund utilized $61,958,289, $488,344, $105,488,091, $653,866 and $970,808 respectively, of CLCFs in the current fiscal year.

CUSTODIAN

Citibank N.A., 388 Greenwich Street, New York, NY 10013, is Custodian of each Fund’s investments. The Custodian acts as each Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at each Fund’s request and maintains records in connection with its duties.

FUND ACCOUNTING AGENT AND SUB-TRANSFER AGENT

Citi Fund Services Ohio, Inc. (“Citi”), 3435 Stelzer Road, Columbus, Ohio 43219, pursuant to a Services Agreement entered into between Citi and the Funds, acts as the Funds’ fund accounting agent and, in such capacity, maintains the books and records of each fund, calculates the net asset value per share of each class, calculates investment performance and prepares all financial statements and regulatory filings. In addition, pursuant to a Services Agreement entered into between Citi and the Adviser, Citi acts as the Funds’ sub-transfer agent and, in such capacity, maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. Fees of Citi under this agreement are paid by the Adviser under the Administration Agreement.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Ernst & Young LLP, Cincinnati, Ohio, 45202 has been selected as independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2012. Ernst & Young LLP performs an annual audit of the Funds’ financial statements and advises the Funds as to certain accounting matters.

DISTRIBUTOR

BHIL Distributors, Inc., 4041 N. High Street, Suite 402, Columbus, Ohio 43214 (the “Distributor”), became the Trust’s principal underwriter and exclusive agent for distribution of the Funds’ shares effective April 30, 2009. The Distributor is obligated to sell shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor is obligated to sell shares of each Fund on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.

Below are the commissions that were retained by the Distributor for effecting sales of Class A shares of the Funds:

	2012	2011	2010
Small Cap Fund	$11,783	$12,801	$13,944
Small-Mid Cap Fund	$1,949	$2,340	$3,260
Large Cap Fund	$15,562	$9,239	$13,301
Select Fund	$242	$2,081	$797
Long-Short Fund	$16,436	$15,917	$25,310
Research Opportunities Fund(1)	$0	$0	$0
Financial Long-Short Fund	$2,030	$2,807	$3,790
Strategic Income Fund	$4,470	$4,548	$2,040

(1)	The Fund commenced operations on January 3, 2012.

Diamond Hill Capital Management, Inc., as the financing agent for Class C shares and an affiliate to BHIL Distributors, Inc., received contingent deferred sales charges relating to the redemptions of Class C shares of the Funds during the years ended:

	2012	2011	2010
Small Cap Fund	$1,364	$1,318	$1,500
Small-Mid Cap Fund	$569	$329	$857
Large Cap Fund	$4,842	$2,538	$3,827
Select Fund	$0	$38	$170
Long-Short Fund	$2,163	$6,686	$21,048
Research Opportunities Fund(1)	$0	$0	$0
Financial Long Short Fund	$74	$420	$497
Strategic Income Fund	$527	$1,027	$15,114

(1)	The Fund commenced operations on January 3, 2012.

PRINCIPAL HOLDERS OF OUTSTANDING SHARES

As of January 31, 2012, the following persons owned of record 5% or more of a class of the Fund’s outstanding shares. A person owning of record, for the benefit of others, more than 25% of a class of a Fund’s outstanding shares may be deemed to control the class or Fund. A controlling shareholder can control the outcomes of proposals submitted to shareholders for approval.

Diamond Hill Small Cap Fund Class A

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Charles Schwab & Co., Inc.	21.65%	National Financial Services LLC	20.53%
101 Montgomery Street		200 Liberty St 5th Floor
San Francisco, CA 94104		One World Center
New York, NY 10281

Priac As Ttee Custodian	7.99%	TD Ameritrade Clearing, Inc.	5.38%
Various Retirement Plans		1005 N Ameritrade Pl
801 Pennsylvanna		Bellevue, NE 68005
Kansas City, MO 64105

Diamond Hill Small Cap Fund Class C

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
National Financial Services LLC	37.29%	First Clearing, LLC	10.65%
200 Liberty St 5th Floor		One North Jefferson Avenue
One World Center		Mail Code: H0004-095
New York, NY 10281		St. Louis, MO 63103

Pershing LLC	9.22%	UBS Financial Services Inc.	7.87%
1 Pershing Plaza		1000 Harbor Rd 8th Flr
Jersey City, NJ 07399		Weehawken, NJ 07086

Charles Schwab & Co., Inc.	5.75%	Merrill Lynch, Pierce, Fenner & Smith	5.73%
101 Montgomery Street		4800 Deer Lake Dr East
San Francisco, CA 94104		Jacksonville, FL 32246

Diamond Hill Small Cap Fund Class I

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Charles Schwab & Co., Inc.	18.71%	First Clearing, LLC	14.54%
101 Montgomery Street		One North Jefferson Avenue
San Francisco, CA 94104		Mail Code: H0004-095
St. Louis, MO 63103

National Financial Services LLC	9.02%	State Street Bank & Trust As Trustee	6.79%
200 Liberty St 5th Floor		For Atmos Energy Corporation
One World Center		Master Retirement Trust Dated 5/1/1997
New York, NY 10281		1200 Crown Colony Drive
Quincy, MA 02169

Shareholder Name, Address	% Ownership
Wells Fargo Bank Na Fbo	6.44%
Omnibus Account Reinv Reinv
P.O. Box 1533
Minneapolis, MN 55480

Diamond Hill Small Cap Fund Class Y

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
National Financial Services LLC	61.32%	Association of Graduates of	12.99%
200 Liberty St 5th Floor		United States Military Academy
One World Center		698 Mills Rd
New York, NY 10281		West Point, NY 10996

Charles Schwab & Co., Inc.	10.90%
101 Montgomery Street
San Francisco, CA 94104

Diamond Hill Small-Mid Cap Fund Class A

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Charles Schwab & Co., Inc.	18.14%	Pershing LLC	15.76%
101 Montgomery Street		1 Pershing Plaza
San Francisco, CA 94104		Jersey City, NJ 07399

National Financial Services LLC	14.78%	Stifel, Nicolaus & Company, Inc	9.95%
200 Liberty St 5th Floor		One Financial Plaza
One World Center		501 N Broadway
New York, NY 10281		Saint Louis, MO 63102

UBS Financial Services Inc.	8.44%	Prudential Inv Mngmnt Srvcs/Retirement	5.81%
1000 Harbor Rd 8th Flr		200 Wood Ave South
Weehawken, NJ 07086		Iselin, NJ 08830

Diamond Hill Small-Mid Cap Fund Class C

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
National Financial Services LLC	39.67%	Stifel, Nicolaus & Company, Inc	13.56%
200 Liberty St 5th Floor		One Financial Plaza
One World Center		501 N Broadway
New York, NY 10281		Saint Louis, MO 63102

Pershing LLC	12.82%	Merrill Lynch, Pierce, Fenner & Smith	7.86%
1 Pershing Plaza		4800 Deer Lake Dr East
Jersey City, NJ 07399		Jacksonville, FL 32246

Diamond Hill Small-Mid Cap Fund Class I

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Charles Schwab & Co., Inc.	40.72%	National Financial Services LLC	18.85%
101 Montgomery Street		200 Liberty St 5th Floor
San Francisco, CA 94104		One World Center
		New York, NY 10281

Stifel, Nicolaus & Company, Inc	9.68%	First Clearing, LLC	7.88%
One Financial Plaza		One North Jefferson Avenue
501 N Broadway		Mail Code: H0004-095
Saint Louis, MO 63102		St. Louis, MO 63103

JPMorgan Chase Ttee Cust Fbo	7.78%
The Retirement Plans For Which
Tiaa-Cref Acts As Record Keeper
4 NY Plaza 12th Fl
NY, NY 10004

Diamond Hill Small-Mid Cap Fund Class Y

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
SEI Private Trust Company	41.06%	Wells Fargo Bank Na Fbo	28.68%
C/O Christiana Bank Trust Id427		Omnibus Account Reinv Reinv
One Freedom Valley Drive		P.O. Box 1533
Oaks, PA 19456		Minneapolis, MN 55480

Linercourse & Co As Custodian	23.44%
1200 Crown Colony Dr
For Hallmark Health Pension Plan
Quincy, MA 02169

Diamond Hill Large Cap Fund Class A

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Vanguard Fiduciary Trust Company	21.56%	Charles Schwab & Co., Inc.	18.88%
Fbo 401 K Clients		101 Montgomery Street
Attn Investment Services		San Francisco, CA 94104
P.O. Box 2600 Vm L23
Valley Forge, PA 194822600

National Financial Services LLC	17.17%	Great-West Trust Company LLC Ttee F	5.07%
200 Liberty St 5th Floor		Employee Benefits Clients 401k
One World Center		8515 E Orchard Rd 2t2
New York, NY 10281		Greenwood Village, CO 80111

UBS Financial Services Inc.	5.05%
1000 Harbor Rd 8th Flr
Weehawken, NJ 07086

Diamond Hill Large Cap Fund Class C

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
National Financial Services LLC	34.37%	Raymond James & Associates, Inc.	10.93%
200 Liberty St 5th Floor		880 Carillon Pky
One World Center		P.O. Box 12749
New York, NY 10281		Saint Petersburg, FL 33733

Merrill Lynch, Pierce, Fenner & Smith	8.22%	First Clearing, LLC	7.01%
4800 Deer Lake Dr East		One North Jefferson Avenue
Jacksonville, FL 32246		Mail Code: H0004-095
St. Louis, MO 63103

Pershing LLC	6.78%	AXA Advisors, LLC	5.77%
1 Pershing Plaza		1290 Avenue Of Americas 9th Floor
Jersey City, NJ 07399		New York, NY 10104

Diamond Hill Large Cap Fund Class I

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Charles Schwab & Co., Inc.	20.59%	National Financial Services LLC	20.27%
101 Montgomery Street		200 Liberty St 5th Floor
San Francisco, CA 94104		One World Center
New York, NY 10281

First Clearing, LLC	17.96%	Pershing LLC	7.84%
One North Jefferson Avenue		1 Pershing Plaza
Mail Code: H0004-095		Jersey City, NJ 07399
St. Louis, MO 63103

Davenport & Company LLC	6.40%
901 E Cary St-11th Floor
Richmond, VA 23219

Diamond Hill Large Cap Fund Class Y

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Hoco	33.83%	Merrill Lynch, Pierce, Fenner & Smith	13.79%
C/O Commerce Bank		4800 Deer Lake Dr East
911 Main Street Suite 201		Jacksonville, FL 32246
Kansas City, MO 64105

Lincoln Retirement Services Co	12.44%	Brown Brothers Harriman & Co	11.07%
Fbo Comm Health Ctr 403b		As Cust For 8120214-Reinvest
P.O. Box 7876		525 Washington Blvd
Fort Wayne, IN 468017876		Attn Invstmnt Fds Global Dist Ctr
Jersey City, NJ 07310

Wells Fargo Bank Na Fbo	9.72%
Omnibus Account Reinv Reinv
P.O. Box 1533
Minneapolis, MN 55480

Diamond Hill Select Fund Class A

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Stifel, Nicolaus & Company, Inc	34.51%	UBS Financial Services Inc.	17.58%
One Financial Plaza		1000 Harbor Rd 8th Flr
501 N Broadway		Weehawken, NJ 07086
Saint Louis, MO 63102

Charles Schwab & Co., Inc.	14.18%	National Financial Services LLC	11.90%
101 Montgomery Street		200 Liberty St 5th Floor
San Francisco, CA 94104		One World Center
		New York, NY 10281

Diamond Hill Select Fund Class C

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
National Financial Services LLC	30.60%	Raymond James & Associates, Inc.	21.17%
200 Liberty St 5th Floor		880 Carillon Pky
One World Center		P.O. Box 12749
New York, NY 10281		Saint Petersburg, FL 33733

Merrill Lynch, Pierce, Fenner & Smith	21.05%	Stifel, Nicolaus & Company, Inc	11.68%
4800 Deer Lake Dr East		One Financial Plaza
Jacksonville, FL 32246		501 N Broadway
		Saint Louis, MO 63102

First Clearing, LLC	7.88%
One North Jefferson Avenue
Mail Code: H0004-095
St. Louis, MO 63103

Diamond Hill Select Fund Class I

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
National Financial Services LLC	50.62%	Charles Schwab & Co., Inc.	30.29%
200 Liberty St 5th Floor		101 Montgomery Street
One World Center		San Francisco, CA 94104
New York, NY 10281

Stifel, Nicolaus & Company, Inc	7.72%
One Financial Plaza
501 N Broadway
Saint Louis, MO 63102

Diamond Hill Select Fund Class Y

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Mac Co A C Bphf3006002	51.92%	First Bank & Trust	36.67%
Mutual Fund Operations		820 Church St
P.O. Box 3198		Evanston, IL 60201
525 William Penn Place
Pittsburgh, PA 15230

National Financial Services LLC	7.16%
200 Liberty St 5th Floor
One World Center
New York, NY 10281

Diamond Hill Long-Short Fund Class A

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Pershing LLC	20.89%	National Financial Services LLC	13.35%
1 Pershing Plaza		200 Liberty St 5th Floor
Jersey City, NJ 07399		One World Center
New York, NY 10281

Charles Schwab & Co., Inc.	13.23%	UBS Financial Services Inc.	10.22%
101 Montgomery Street		1000 Harbor Rd 8th Flr
San Francisco, CA 94104		Weehawken, NJ 07086

Raymond James & Associates, Inc.	5.41%
880 Carillon Pky
P.O. Box 12749
Saint Petersburg, FL 33733

Diamond Hill Long-Short Fund Class C

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Merrill Lynch, Pierce, Fenner & Smith	17.75%	National Financial Services LLC	15.68%
4800 Deer Lake Dr East		200 Liberty St 5th Floor
Jacksonville, FL 32246		One World Center
New York, NY 10281

First Clearing, LLC	7.28%	Raymond James & Associates, Inc.	6.60%
One North Jefferson Avenue		880 Carillon Pky
Mail Code: H0004-095		P.O. Box 12749
St. Louis, MO 63103		Saint Petersburg, FL 33733

Diamond Hill Long-Short Fund Class I

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Wells Fargo Bank Na Fbo	53.06%	Charles Schwab & Co., Inc.	16.15%
Omnibus Account Reinv Reinv		101 Montgomery Street
P.O. Box 1533		San Francisco, CA 94104
Minneapolis, MN 55480

Shareholder Name, Address	% Ownership
Saxon Co	5.13%
Fbo 75750739056458
P.O. Box 7780-1888
Philadelphia, PA 19182

Diamond Hill Long-Short Fund Class Y

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
SEI Private Trust Company	56.78%	National Financial Services LLC	17.46%
C/O Christiana Bank Trust Id427		200 Liberty St 5th Floor
One Freedom Valley Drive		One World Center
Oaks, PA 19456		New York, NY 10281

Wells Fargo Bank Na Fbo	10.73%
Omnibus Account Reinv Reinv
P.O. Box 1533
Minneapolis, MN 55480

Diamond Hill Research Opportunities Fund Class A

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Charles Schwab & Co., Inc.	76.57%	National Financial Services LLC	15.58%
101 Montgomery Street		200 Liberty St 5th Floor
San Francisco, CA 94104		One World Center
		New York, NY 10281

Stifel, Nicolaus & Company, Inc	7.39%
One Financial Plaza
501 N Broadway
Saint Louis, MO 63102

Diamond Hill Research Opportunities Fund Class C

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Stifel, Nicolaus & Company, Inc	88.91%	Diamond Hill Capital Management Inc	7.42%
One Financial Plaza		325 John H McConnell Blvd Suite 200
501 N Broadway		Columbus, OH 43215
Saint Louis, MO 63102

Diamond Hill Research Opportunities Fund Class I

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Charles Schwab & Co., Inc.	66.48%	Stifel, Nicolaus & Company, Inc	13.76%
101 Montgomery Street		One Financial Plaza
San Francisco, CA 94104		501 N Broadway
		Saint Louis, MO 63102

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Donald Shackelford	9.93%	David R. Meuse	7.14%
Thekla Shackelford		191 W Nationwide Blvd Ste 600
Donald And Thekla Shackelford		Columbus, OH 432152569
Tenancy By The Entirety Trust 02/26/2010
21 E State St Ste 1400
Columbus, OH 43215

Diamond Hill Research Opportunities Fund Class Y

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Diamond Hill Capital Management Inc	89.89%	National Financial Services LLC	10.11%
325 John H McConnell Blvd Suite 200		200 Liberty St 5th Floor
Columbus, OH 43215		One World Center
New York, NY 10281

Diamond Hill Financial Long-Short Fund Class A

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Charles Schwab & Co., Inc.	18.40%	Merrill Lynch, Pierce, Fenner & Smith	17.68%
101 Montgomery Street		4800 Deer Lake Dr East
San Francisco, CA 94104		Jacksonville, FL 32246

National Financial Services LLC	14.55%	First Clearing, LLC	7.29%
200 Liberty St 5th Floor		One North Jefferson Avenue
One World Center		Mail Code: H0004-095
New York, NY 10281		St. Louis, MO 63103

Pershing LLC	6.18%	Stifel, Nicolaus & Company, Inc	6.06%
1 Pershing Plaza		One Financial Plaza
Jersey City, NJ 07399		501 N Broadway
Saint Louis, MO 63102

Diamond Hill Financial Long-Short Fund Class C

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Merrill Lynch, Pierce, Fenner & Smith	22.61%	National Financial Services LLC	19.75%
4800 Deer Lake Dr East		200 Liberty St 5th Floor
Jacksonville, FL 32246		One World Center
New York, NY 10281

Pershing LLC	13.27%	Morgan Stanley Smith Barney LLC	6.61%
1 Pershing Plaza		2000 Westchester Ave Ld
Jersey City, NJ 07399		Purchase, NY 10577

Diamond Hill Financial Long-Short Fund Class I

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Merrill Lynch, Pierce, Fenner & Smith	54.36%	First Clearing, LLC	20.11%
4800 Deer Lake Dr East		One North Jefferson Avenue
Jacksonville, FL 32246		Mail Code: H0004-095
St. Louis, MO 63103

National Financial Services LLC	12.49%	Charles Schwab & Co., Inc.	8.65%
200 Liberty St 5th Floor		101 Montgomery Street
One World Center		San Francisco, CA 94104
New York, NY 10281

Diamond Hill Strategic Income Fund Class A

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Charles Schwab & Co., Inc.	32.81%	Pershing LLC	10.37%
101 Montgomery Street		1 Pershing Plaza
San Francisco, CA 94104		Jersey City, NJ 07399

Ameriprise Financial Services, Inc.	9.48%	Stifel, Nicolaus & Company, Inc	8.10%
5221 Ameriprise Financial Center		One Financial Plaza
Minneapolis, MN 55474		501 N Broadway
Saint Louis, MO 63102

UBS Financial Services Inc.	7.47%	National Financial Services LLC	7.33%
1000 Harbor Rd 8th Flr		200 Liberty St 5th Floor
Weehawken, NJ 07086		One World Center
New York, NY 10281

Merrill Lynch, Pierce, Fenner & Smith	7.21%	AXA Advisors, LLC	6.06%
4800 Deer Lake Dr East		1290 Avenue Of Americas
Jacksonville, FL 32246		9th Floor
New York, NY 10104

Diamond Hill Strategic Income Fund Class C

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Merrill Lynch, Pierce, Fenner & Smith	29.33%	National Financial Services LLC	19.80%
4800 Deer Lake Dr East		200 Liberty St 5th Floor
Jacksonville, FL 32246		One World Center
New York, NY 10281

Stifel, Nicolaus & Company, Inc	13.44%	UBS Financial Services Inc.	9.94%
One Financial Plaza		1000 Harbor Rd 8th Flr
501 N Broadway		Weehawken, NJ 07086
Saint Louis, MO 63102

Shareholder Name, Address	% Ownership
Raymond James & Associates, Inc.	8.44%
880 Carillon Pky
P. O. Box 12749
Saint Petersburg, FL 33733

Diamond Hill Strategic Income Fund Class I

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Charles Schwab & Co., Inc.	27.79%	Stifel, Nicolaus & Company, Inc	26.60%
101 Montgomery Street		One Financial Plaza
San Francisco, CA 94104		501 N Broadway
Saint Louis, MO 63102

First Clearing, LLC	21.56%	Merrill Lynch, Pierce, Fenner & Smith	8.84%
One North Jefferson Avenue		4800 Deer Lake Dr East
Mail Code: H0004-095		Jacksonville, FL 32246
St. Louis, MO 63103

Diamond Hill Strategic Income Fund Class Y

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
National Financial Services LLC	91.20%	Diamond Hill Capital Management Inc	8.80%
200 Liberty St 5th Floor		325 John H McConnell Blvd Suite 200
One World Center		Columbus, OH 43215
New York, NY 10281

FINANCIAL STATEMENTS

The financial statements and independent registered public accounting firm’s report required to be included in this Statement of Additional Information are incorporated herein by reference to the Annual Report to Shareholders of the Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, Diamond Hill Financial Long-Short Fund and Diamond Hill Strategic Income Fund for the fiscal year ended December 31, 2012. The Funds will provide the Annual Report without charge at written request or request by telephone.

DIAMOND HILL FUNDS

PART C.	OTHER INFORMATION

ITEM 28. EXHIBITS

(a)	Articles of Incorporation.

Copy of Registrant’s Second Amended and Restated Agreement and Declaration of Trust dated August 21, 2012, is filed herewith.

(iv)

(b)	By-Laws.

Copy of Amended and Restated By-Laws, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 31, is hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holders.

None other than in Registrant’s Second Amended and Restated Agreement and Declaration of Trust and By-Laws.

(d)	Investment Advisory Contracts.

Copy of Registrant’s Amended and Restated Investment Management Agreement dated as of November 17, 2011 with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(e)	Underwriting Contracts.

Copy of Underwriting Agreement with BHIL Distributors, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 30, is hereby incorporated by reference.

(f)	Bonus or Profit Sharing Contracts.

None.

(g)	Custodian Agreements.

(i)	Copy of the Registrant’s Global Custodial Services Agreement with the Custodian, Citibank N.A., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 32, is hereby incorporated by reference.

(ii)	Copy of Amended Fee Schedule to the Global Custodial Services Agreement with the Custodian, Citibank N.A., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(iii)	Copy of Registrant’s Securities Account Control Agreement dated as of August 2, 2011, on behalf of the Diamond Hill Long-Short Fund and Diamond Hill Financial Long-Short Fund, with UBS Securities LLC and Citibank, N.A., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(iv)	Copy of Registrant’s Special Custody Agreement dated as of August 11, 2011, on behalf of the Diamond Hill Long-Short Fund, with J.P. Morgan Clearing Corp. and Citibank N.A. which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(v)	Copy of Registrant’s Special Custody Account Agreement dated as of November 17, 2011, on behalf of the Diamond Hill Research Opportunities Fund, with J.P. Morgan Clearing Corp. and Citibank N.A., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(h)	Other Material Contracts.

(i)	Copy of Registrant’s Amended and Restated Administrative and Transfer Agency Services Agreement dated as of May 31, 2002, as amended November 17, 2011 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(ii)	Copy of Amended Schedule B to the Amended and Restated Administrative and Transfer Agency Services Agreement dated as of November 18, 2011 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(iii)	Copy of Registrant’s Services Agreement (Fund Accounting Services) dated as of August 22, 2011 with Citi Fund Services Ohio. Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 32, is hereby incorporated by reference.

(iv)	Copy of Amendment dated November 18, 2011 to Registrant’s Services Agreement (Fund Accounting Services) with Citi Fund Services, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(v)	Copy of the Services Agreement (Sub-Administration and Sub-Transfer Agency Services) dated as of August 22, 2011 between Diamond Hill Capital Management, Inc. and Citi Fund Services Ohio, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 32, is hereby incorporated by reference.

(vi)	Copy of Amendment dated November 18, 2011 to the Services Agreement (Sub-Administration and Sub-Transfer Agency Services) between Diamond Hill Capital Management and Citi Fund Services, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(vii)	Copy of Amendment dated July 1, 2012 to the Services Agreement (Sub-Administration and Sub-Transfer Agency Services) between Diamond Hill Capital Management and Citi Fund Services, Inc. is filed herewith.

(viii)	Copy of Registrant’s Global Securities Lending Agency Agreement dated as of July 28, 2011 with Citibank, N.A., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 32, is hereby incorporated by reference.

(ix)	Copy of Amended Exhibit A to the Global Securities Lending Agency Agreement with Citibank, N.A., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(x)	Copy of Registrant’s Earnings Credit Program Agreement with Citibank, N.A., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(i)	Legal Opinion.

Consent of Thompson Hine LLP is filed herewith.

(j)	Other Opinions.

Consent of Ernst & Young LLP is filed herewith.

(k)	Omitted Financial Statements.

None.

(l)	Initial Capital Agreements.

Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m)	Rule 12b-1 Plans.

(i)	Copy of Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 29, is hereby incorporated by reference.

(ii)	Copy of Amended Exhibit A to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(n)	Rule 18f-3 Plan.

Copy of Registrant’s Multiple Class Plan Pursuant to Rule 18f-3, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(o)	Powers of Attorney for Trustees.

i.	Powers of Attorney for Trustees, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 22, are hereby incorporated by reference.

ii.	Power of Attorney for Trustee D’Ray Moore Rice is filed herewith.

iii.	Power of Attorney for Trustee Peter E. Sundman is filed herewith.

(p)	Codes of Ethics.

(i) Copy of the Revised Code of Ethics of Diamond Hill Funds, Diamond Hill Financial Trends Fund, Inc. and Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 31, is hereby incorporated by reference.

(ii) Copy of the Code of Ethics of BHIL Distributors, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 29, is hereby incorporated by reference.

(q) Nominating and Governance Committee Charter

Copy of Nominating and Governance Committee Charter, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None.

ITEM 30. INDEMNIFICATION

(a) Article VI of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its past, present and future Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, criminal, administrative or investigative, and any appeal therefrom, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person. Liability of Third Persons Dealing with Trustees. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement, the Underwriter has agreed to indemnify, defend, and hold the Registrant, its officers, trustees, employees, shareholders and agents, and any person who controls the Registrant within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending against such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Registrant, its trustees, officers, employees, shareholders and agents, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any untrue statement of a material fact or alleged untrue statement of a material fact contained in information furnished in writing by the Underwriter to the Registrant for use in the Registration Statement, or arising out of or based upon any omission or alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement necessary to make such information not misleading.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

A. Diamond Hill Capital Management, Inc., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215 (“DHCM”), adviser to the Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Select Fund, Diamond Hill Large Cap Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, Diamond Hill Financial Long-Short Fund and Diamond Hill Strategic Income Fund, is a registered investment adviser.

(1) DHCM has engaged in no other business during the past two fiscal years.

(2) Information with respect to the directors and officers of DHCM is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-32176).

ITEM 32. PRINCIPAL UNDERWRITERS

(a)	BHIL Distributors, Inc. acts as Distributor/Underwriter for other open-end investment companies: Praxis Mutual Funds, Advisers Investment Trust, Cook & Bynum Fund, The Boston Trust & the Walden Funds. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Regulatory Authority or “FINRA”. The Distributor has its main address at 4041 N. High Street, Suite 402, Columbus OH 43214

(b)	Officers and Directors.

Name	Address	Position with the Distributor	Position and Offices with Registrant

Brenda J. Bittermann	4041 N. High Street, Suite 402 Columbus, OH 43214	President	None

James F. Laird, Jr.	325 John H. McConnell Blvd. Suite 200, Columbus, OH 43215	Chief Financial Officer, Secretary Treasurer and Director	President

Dina A. Tantra	4041 N. High Street, Suite 402 Columbus, OH 43214	Chief Compliance Officer	None

(c) Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215 and/or by the Registrant’s custodian, Citibank, N.A., 388 Greenwich Street, New York, NY 10013, Registrant’s sub-administration and sub-transfer agent, Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219, and the Registrant’s legal administration service provider, Beacon Hill Fund Services, Inc., 4041 N. High Street, Suite 402, Columbus, Ohio 43214.

ITEM 34. MANAGEMENT SERVICES

None.

ITEM 35. UNDERTAKINGS

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and the State of Ohio on the 28th day of February, 2013.

DIAMOND HILL FUNDS

By:	/s/ James F. Laird
James F. Laird

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ James F. Laird	President	February 28, 2013
James F. Laird

/s/ Trent M. Statczar	Treasurer	February 28, 2013
Trent M. Statczar

Elizabeth P. Kessler*	Trustee	February 28, 2013
Elizabeth P. Kessler

D’Ray Moore Rice*	Trustee	February 28, 2013
D’Ray Moore Rice

Thomas E. Line*	Trustee	February 28, 2013
Thomas E. Line

George A. Skestos*	Trustee	February 28, 2013
George A. Skestos

Peter E. Sundman*	Trustee	February 28, 2013
Peter E. Sundman

*By:	/s/ James F. Laird
James F. Laird
Executed by James F. Laird
on behalf of those indicated pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit Number		Description

(a)		Second Amended and Restated Agreement and Declaration of Trust

(h)	(vii)	Amendment to Services Agreement (Sub-Administration and Sub-Transfer Agency Services)

(i)		Consent of Thompson Hine LLP

(j)		Consent of Ernst & Young LLP

(o)	(ii)	Power of Attorney for D’Ray Moore Rice

(o)	(iii)	Power of Attorney for Peter E. Sundman